UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4085

Fidelity Income Fund

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Intermediate Government Income Fund

November 30, 2016

SLM-QTLY-0117
1.809098.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 66.6%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.8%
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	114	121
Tennessee Valley Authority 1.75% 10/15/18	4,850	4,899
		5,020
U.S. Treasury Obligations - 63.5%
U.S. Treasury Notes:
0.75% 7/31/18	$3,857	$3,836
0.75% 8/15/19	11,000	10,829
0.875% 6/15/19	42,284	41,850
1.125% 1/15/19	18,999	18,982
1.125% 7/31/21	1,375	1,331
1.125% 9/30/21	22,860	22,076
1.25% 11/30/18	6,500	6,515
1.25% 10/31/21	5,500	5,339
1.375% 7/31/18	8,863	8,907
1.375% 9/30/18	3,911	3,929
1.375% 2/28/19	2,639	2,649
1.375% 3/31/20	11,714	11,658
1.375% 4/30/20	972	966
1.375% 1/31/21	10,000	9,845
1.5% 12/31/18	1,151	1,159
1.5% 1/31/19	726	731
1.5% 10/31/19	17,491	17,542
1.5% 1/31/22	29,426	28,782
1.5% 8/15/26	1,500	1,383
1.625% 4/30/19	13,043	13,160
1.625% 6/30/19	13,881	13,996
1.625% 12/31/19	9,696	9,751
1.625% 7/31/20	3,000	2,999
1.625% 2/15/26	3,457	3,238
1.75% 9/30/19	3,935	3,977
1.75% 10/31/20	5,000	5,013
1.75% 12/31/20	12,412	12,417
1.75% 11/30/21	7,000	6,967
1.75% 2/28/22	4,000	3,958
1.75% 4/30/22	3,240	3,198
2% 9/30/20	29,119	29,477
2% 2/15/25 (a)	33,003	32,166
2% 8/15/25	3,283	3,188
2% 11/15/26	4,500	4,346
2.125% 11/30/23	40,143	39,945
2.25% 7/31/21	35,982	36,600
2.25% 11/15/25	10,000	9,897
		432,602
Other Government Related - 2.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.8853% 12/7/20 (NCUA Guaranteed) (b)	777	775
Series 2011-R1 Class 1A, 0.9757% 1/8/20 (NCUA Guaranteed) (b)	1,778	1,776
Series 2011-R4 Class 1A, 0.9072% 3/6/20 (NCUA Guaranteed) (b)	312	312
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	12,000	12,676
		15,539
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $457,646)		453,161

U.S. Government Agency - Mortgage Securities - 4.8%
Fannie Mae - 2.7%
2.29% 11/1/33 (b)	9	9
2.439% 2/1/33 (b)	5	6
2.445% 3/1/35 (b)	10	10
2.446% 2/1/44 (b)	87	89
2.459% 12/1/34 (b)	17	18
2.477% 4/1/44 (b)	130	134
2.511% 2/1/44 (b)	74	76
2.53% 1/1/35 (b)	61	63
2.532% 7/1/35 (b)	7	7
2.558% 1/1/44 (b)	134	138
2.566% 10/1/33 (b)	6	6
2.594% 5/1/44 (b)	139	143
2.6% 6/1/47 (b)	39	42
2.615% 10/1/35 (b)	9	9
2.646% 5/1/44 (b)	239	248
2.647% 2/1/37 (b)	161	170
2.652% 4/1/44 (b)	329	340
2.666% 3/1/40 (b)	357	377
2.67% 7/1/36 (b)	54	57
2.69% 3/1/37 (b)	11	11
2.691% 7/1/35 (b)	15	16
2.695% 2/1/42 (b)	479	497
2.715% 2/1/36 (b)	5	5
2.728% 3/1/33 (b)	30	32
2.73% 7/1/34 (b)	12	12
2.761% 1/1/42 (b)	385	401
2.786% 10/1/33 (b)	13	14
2.802% 6/1/36 (b)	15	16
2.815% 9/1/36 (b)	14	15
2.822% 11/1/36 (b)	79	83
2.833% 3/1/35 (b)	8	8
2.969% 5/1/36 (b)	11	11
3.008% 4/1/36 (b)	80	84
3.288% 8/1/35 (b)	133	139
4% 5/1/29	8,448	8,922
4.5% 11/1/25(c)	709	752
5% 1/1/22 to 7/1/35	1,389	1,536
5.5% 10/1/20 to 1/1/29	1,546	1,662
6% 2/1/34 to 3/1/34	355	404
6.5% 4/1/17 to 8/1/36	1,210	1,388
10.25% 10/1/18	0	0
		17,950
Freddie Mac - 0.8%
2.2% 3/1/37 (b)	7	7
2.555% 2/1/37 (b)	21	22
2.57% 3/1/35 (b)	28	29
2.603% 6/1/33 (b)	84	88
2.621% 7/1/35 (b)	405	421
2.625% 5/1/37 (b)	15	15
2.66% 8/1/37 (b)	32	34
2.668% 4/1/37 (b)	15	16
2.71% 2/1/36 (b)	3	3
2.736% 4/1/34 (b)	313	330
2.792% 11/1/35 (b)	75	79
2.85% 7/1/35 (b)	61	63
2.915% 6/1/37 (b)	94	99
2.925% 6/1/37 (b)	12	12
2.936% 5/1/37 (b)	18	19
2.953% 10/1/35 (b)	52	54
2.985% 10/1/41 (b)	404	420
3% 2/1/31	1,987	2,046
3.021% 10/1/36 (b)	120	126
3.07% 7/1/35 (b)	77	82
3.07% 9/1/41 (b)	468	486
3.072% 10/1/42 (b)	301	317
3.139% 3/1/33 (b)	1	1
3.152% 5/1/37 (b)	301	319
3.22% 4/1/37 (b)	4	4
3.221% 5/1/37 (b)	111	116
3.295% 7/1/36 (b)	27	29
3.849% 10/1/35 (b)	15	16
6% 1/1/24	254	276
6.5% 12/1/21	67	73
9.5% 1/1/20 to 8/1/21	8	9
10% 11/1/18 to 3/1/21	9	10
10.5% 1/1/21	1	1
11% 9/1/20	1	1
		5,623
Ginnie Mae - 1.3%
4.3% 8/20/61 (d)	808	831
4.649% 2/20/62 (d)	595	619
4.682% 2/20/62 (d)	770	801
4.684% 1/20/62 (d)	4,752	4,928
5.47% 8/20/59 (d)	93	94
5.5% 11/15/35	421	485
5.612% 4/20/58 (d)	7	7
6% 6/15/36	920	1,062
8% 12/15/23	70	79
8.5% 2/15/17	0	0
10.5% 12/15/17 to 10/15/21	38	41
11% 7/20/18 to 1/20/21	6	7
		8,954
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $32,277)		32,527

Collateralized Mortgage Obligations - 18.9%
U.S. Government Agency - 18.9%
Fannie Mae:
floater:
Series 1994-42 Class FK, 1.16% 4/25/24 (b)	467	469
Series 2001-38 Class QF, 1.5642% 8/25/31 (b)	99	101
Series 2002-60 Class FV, 1.5842% 4/25/32 (b)	20	20
Series 2002-74 Class FV, 1.0342% 11/25/32 (b)	1,047	1,052
Series 2002-75 Class FA, 1.5842% 11/25/32 (b)	41	42
Series 2010-15 Class FJ, 1.5142% 6/25/36 (b)	1,345	1,362
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	2	3
Series 2002-16 Class PG, 6% 4/25/17	0	0
Series 2002-9 Class PC, 6% 3/25/17	0	0
Series 2003-28 Class KG, 5.5% 4/25/23	205	219
Series 2005-19 Class PA, 5.5% 7/25/34	380	402
Series 2005-27 Class NE, 5.5% 5/25/34	175	178
Series 2005-64 Class PX, 5.5% 6/25/35	406	441
Series 2005-68 Class CZ, 5.5% 8/25/35	952	1,065
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17	3	3
Series 2003-117 Class MD, 5% 12/25/23	205	219
Series 2004-52 Class KZ, 5.5% 7/25/34	2,276	2,541
Series 2004-91 Class Z, 5% 12/25/34	1,333	1,467
Series 2009-59 Class HB, 5% 8/25/39	539	593
Series 2010-97 Class CX, 4.5% 9/25/25	1,693	1,833
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	950	114
Series 2010-39 Class FG, 1.5042% 3/25/36 (b)	833	849
Series 2011-67 Class AI, 4% 7/25/26 (e)	249	26
Series 2016-26 Class CG, 3% 5/25/46	3,178	3,258
Freddie Mac:
floater:
Series 2526 Class FC, 0.9382% 11/15/32 (b)	170	170
Series 2630 Class FL, 1.0382% 6/15/18 (b)	2	2
Series 2711 Class FC, 1.4382% 2/15/33 (b)	410	416
floater planned amortization class Series 2770 Class FH, 0.9382% 3/15/34 (b)	425	425
planned amortization class:
Series 2425 Class JH, 6% 3/15/17	1	1
Series 2802 Class OB, 6% 5/15/34	517	570
Series 3415 Class PC, 5% 12/15/37	158	168
Series 3763 Class QA, 4% 4/15/34	231	234
Series 3840 Class VA, 4.5% 9/15/27	685	716
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	9	9
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	529	584
Series 2004-2802 Class ZG, 5.5% 5/15/34	1,757	1,961
Series 2004-2862 Class NE, 5% 9/15/24	3,607	3,822
Series 2145 Class MZ, 6.5% 4/15/29	595	675
Series 2357 Class ZB, 6.5% 9/15/31	318	364
Series 2877 Class ZD, 5% 10/15/34	1,605	1,767
Series 2998 Class LY, 5.5% 7/15/25	177	190
Series 3007 Class EW, 5.5% 7/15/25	743	802
Series 3745 Class KV, 4.5% 12/15/26	1,145	1,235
Series 3806 Class L, 3.5% 2/15/26	1,400	1,478
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	1,308	1,380
Series 4341 Class ML, 3.5% 11/15/31	1,695	1,770
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1.0618% 7/20/37 (b)	239	240
Series 2008-2 Class FD, 1.0418% 1/20/38 (b)	58	59
Series 2009-108 Class CF, 1.1421% 11/16/39 (b)	262	264
Series 2009-116 Class KF, 1.0721% 12/16/39 (b)	191	191
Series 2010-H17 Class FA, 0.8659% 7/20/60 (b)(d)	2,430	2,404
Series 2010-H18 Class AF, 0.8311% 9/20/60 (b)(d)	2,921	2,887
Series 2010-H19 Class FG, 0.8311% 8/20/60 (b)(d)	3,249	3,211
Series 2010-H27 Series FA, 0.9111% 12/20/60 (b)(d)	878	870
Series 2011-H05 Class FA, 1.0311% 12/20/60 (b)(d)	1,687	1,679
Series 2011-H07 Class FA, 1.0311% 2/20/61 (b)(d)	3,206	3,193
Series 2011-H12 Class FA, 1.0211% 2/20/61 (b)(d)	3,664	3,647
Series 2011-H13 Class FA, 1.0311% 4/20/61 (b)(d)	1,362	1,356
Series 2011-H14:
Class FB, 1.0311% 5/20/61 (b)(d)	1,571	1,564
Class FC, 1.0311% 5/20/61 (b)(d)	1,408	1,402
Series 2011-H17 Class FA, 1.0611% 6/20/61 (b)(d)	1,809	1,804
Series 2011-H21 Class FA, 1.1311% 10/20/61 (b)(d)	1,787	1,785
Series 2012-H01 Class FA, 1.2311% 11/20/61 (b)(d)	1,528	1,532
Series 2012-H03 Class FA, 1.2311% 1/20/62 (b)(d)	966	968
Series 2012-H06 Class FA, 1.1611% 1/20/62 (b)(d)	1,457	1,457
Series 2012-H07 Class FA, 1.1611% 3/20/62 (b)(d)	881	881
Series 2015-H13 Class FL, 0.8111% 5/20/63 (b)(d)	4,127	4,122
Series 2015-H19 Class FA, 0.7311% 4/20/63 (b)(d)	3,930	3,921
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	0	0
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	1,810	2,004
Series 2011-136 Class WI, 4.5% 5/20/40 (e)	608	75
Series 2011-68 Class EC, 3.5% 4/20/41	1,094	1,144
sequential payer:
Series 2013-H06 Class HA, 1.65% 1/20/63 (d)	919	917
Series 2014-H12 Class KA, 2.75% 5/20/64 (d)	1,010	1,027
Series 2016-H02 Class FM, 1.0311% 9/20/62 (b)(d)	3,570	3,570
Series 2016-H04 Class FE, 1.1811% 11/20/65 (b)(d)	1,203	1,204
Series 2010-H15 Class TP, 5.15% 8/20/60 (d)	3,468	3,652
Series 2010-H17 Class XP, 5.2988% 7/20/60 (b)(d)	4,062	4,231
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(d)	3,108	3,264
Series 2012-64 Class KB, 38.1915% 5/20/41 (b)	2	8
Series 2013-124:
Class ES, 7.9176% 4/20/39 (b)(f)	1,236	1,322
Class ST, 8.051% 8/20/39 (b)(f)	2,381	2,624
Series 2015-H17 Class HA, 2.5% 5/20/65 (d)	3,562	3,611
Series 2015-H21:
Class HA, 2.5% 6/20/63 (d)	10,568	10,719
Class JA, 2.5% 6/20/65 (d)	979	994
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(d)	7,539	7,510
Series 2016-H13 Class FB, 1.18% 5/20/66 (b)(d)	4,164	4,154
Series 2090-118 Class XZ, 5% 12/20/39	2,151	2,455
		128,918
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $129,082)		128,918

Commercial Mortgage Securities - 4.5%
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	780	841
sequential payer:
Series K027 Class A2, 2.637% 1/25/23	1,098	1,116
Series K029 Class A2, 3.32% 2/25/23 (b)	524	552
Series K034 Class A1, 2.669% 2/25/23	2,827	2,864
Series K037 Class A2, 3.49% 1/25/24	1,803	1,913
Series K710 Class A2, 1.883% 5/25/19	1,251	1,260
Series K713 Class A2, 2.313% 3/25/20	804	817
Series K717 Class A2, 2.991% 9/25/21	670	698
Series K032 Class A1, 3.016% 2/25/23	4,771	4,918
Series K039 Class A2, 3.303% 7/25/24	5,032	5,278
Series K042 Class A2, 2.67% 12/25/24	4,200	4,212
Freddie Mac Multi-family Structured pass-thru certificates Series K044 Class A2, 2.811% 1/25/25	6,300	6,387
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $30,846)		30,856

Foreign Government and Government Agency Obligations - 4.9%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	4,551	5,431
5.5% 12/4/23	10,710	12,826
5.5% 4/26/24	1,100	1,325
Jordanian Kingdom:
2.503% 10/30/20	8,609	8,891
3% 6/30/25	3,329	3,399
Ukraine Government 1.471% 9/29/21	1,400	1,369
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $31,501)		33,241
	Shares	Value (000s)

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 0.39% (g)
(Cost $2,951)	2,950,191	2,951
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $684,303)		681,654
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(567)
NET ASSETS - 100%		$681,087

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
212 CBOT 2-Year U.S. Treasury Note Contracts (United States)	March 2017	45,964	$(20)

The face value of futures purchased as a percentage of Net Assets is 6.7%

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $130,000.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$8
Total	$8

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$453,161	$--	$453,161	$--
U.S. Government Agency - Mortgage Securities	32,527	--	32,527	--
Collateralized Mortgage Obligations	128,918	--	128,918	--
Commercial Mortgage Securities	30,856	--	30,856	--
Foreign Government and Government Agency Obligations	33,241	--	33,241	--
Money Market Funds	2,951	2,951	--	--
Total Investments in Securities:	$681,654	$2,951	$678,703	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(20)	$(20)	$--	$--
Total Liabilities	$(20)	$(20)	$--	$--
Total Derivative Instruments:	$(20)	$(20)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $684,183,000. Net unrealized depreciation aggregated $2,529,000, of which $4,756,000 related to appreciated investment securities and $7,285,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Government Income Fund

November 30, 2016

GOV-QTLY-0117
1.809070.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 45.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.7%
Fannie Mae:
0.875% 8/2/19	$131	$129
1% 2/26/19	326	324
1.125% 12/14/18	240	239
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	754	787
Series 2002-20K Class 1, 5.08% 11/1/22	1,213	1,284
Series 2004-20H Class 1, 5.17% 8/1/24	592	628
Tennessee Valley Authority:
1.75% 10/15/18	23,006	23,238
4.25% 9/15/65	25,633	26,686
5.25% 9/15/39	2,807	3,505
5.375% 4/1/56	3,438	4,334
5.88% 4/1/36	16,010	21,289
		82,443
U.S. Treasury Obligations - 41.7%
U.S. Treasury Bonds:
2.5% 2/15/46	20,500	18,269
2.5% 5/15/46	13,500	12,026
2.875% 8/15/45	119,495	115,369
2.875% 11/15/46	8,000	7,740
3% 11/15/44	29,032	28,797
3% 11/15/45	40,000	39,581
3.625% 2/15/44	45,031	50,183
4.375% 5/15/40	4,000	4,961
4.75% 2/15/37	81,700	106,740
5% 5/15/37 (a)(b)	41,142	55,473
U.S. Treasury Notes:
0.75% 7/15/19	15,000	14,782
0.75% 8/15/19	64,855	63,844
0.875% 6/15/19	50,303	49,780
1.125% 1/15/19	25,562	25,539
1.125% 7/31/21	29,606	28,648
1.125% 9/30/21	124,876	120,593
1.25% 10/31/21	40,000	38,828
1.375% 2/28/19	69,770	70,045
1.375% 3/31/20	128,656	128,044
1.375% 4/30/20	4,172	4,147
1.375% 8/31/20	5,000	4,948
1.375% 1/31/21	27,500	27,075
1.375% 4/30/21	20,000	19,634
1.375% 5/31/21	20,000	19,627
1.5% 12/31/18	4,768	4,803
1.5% 1/31/19	6,408	6,454
1.5% 10/31/19	5,655	5,672
1.5% 1/31/22	46,220	45,209
1.5% 8/15/26	18,000	16,596
1.625% 4/30/19	11,603	11,707
1.625% 6/30/19	51,223	51,649
1.625% 12/31/19	41,368	41,601
1.625% 6/30/20	4,710	4,713
1.625% 7/31/20	30,000	29,988
1.625% 2/15/26	15,000	14,051
1.625% 5/15/26	21,000	19,628
1.75% 9/30/19	54,087	54,662
1.75% 10/31/20	18,000	18,046
1.75% 12/31/20	119,701	119,748
1.75% 11/30/21	38,000	37,823
1.75% 2/28/22	5,000	4,948
2% 9/30/20	107,107	108,425
2% 7/31/22	18,845	18,802
2% 8/15/25	65,444	63,552
2% 11/15/26	9,000	8,692
2.125% 6/30/21	22,000	22,275
2.125% 12/31/21	2,000	2,019
2.125% 11/30/23	124,405	123,793
2.25% 7/31/21	26,021	26,468
2.25% 11/15/25	34,249	33,897
		1,949,894
Other Government Related - 1.8%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.8853% 12/7/20 (NCUA Guaranteed) (c)	3,296	3,288
Series 2011-R4 Class 1A, 0.9072% 3/6/20 (NCUA Guaranteed) (c)	1,443	1,443
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	78,169
		82,900
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,143,465)		2,115,237

U.S. Government Agency - Mortgage Securities - 7.2%
Fannie Mae - 5.2%
2.29% 11/1/33 (c)	81	85
2.415% 10/1/33 (c)	117	121
2.439% 2/1/33 (c)	50	52
2.445% 3/1/35 (c)	78	80
2.446% 2/1/44 (c)	534	549
2.459% 12/1/34 (c)	178	184
2.477% 4/1/44 (c)	801	823
2.511% 2/1/44 (c)	458	470
2.532% 7/1/35 (c)	59	61
2.54% 6/1/42 (c)	301	312
2.558% 1/1/44 (c)	828	851
2.566% 10/1/33 (c)	51	53
2.582% 3/1/36 (c)	359	375
2.594% 5/1/44 (c)	856	877
2.646% 5/1/44 (c)	1,474	1,524
2.652% 4/1/44 (c)	2,028	2,093
2.666% 3/1/40 (c)	1,543	1,628
2.69% 3/1/37 (c)	115	120
2.691% 7/1/35 (c)	193	203
2.695% 2/1/42 (c)	1,766	1,835
2.715% 2/1/36 (c)	48	50
2.73% 7/1/34 (c)	102	106
2.761% 1/1/42 (c)	1,454	1,513
2.786% 10/1/33 (c)	107	113
2.802% 6/1/36 (c)	157	164
2.822% 11/1/36 (c)	78	82
2.833% 3/1/35 (c)	67	70
2.943% 9/1/41 (c)	176	183
2.969% 5/1/36 (c)	108	113
2.973% 11/1/40 (c)	148	155
2.975% 10/1/41 (c)	91	95
3% 12/1/46 (d)	35,750	35,563
3% 12/1/46 (d)	11,250	11,191
3% 12/1/46 (d)	11,250	11,191
3% 12/1/46 (d)	23,700	23,576
3% 12/1/46 (d)	12,050	11,987
3.236% 7/1/41 (c)	276	290
3.352% 10/1/41 (c)	151	158
3.5% 1/1/45 to 4/1/46	21,044	21,604
3.5% 12/1/46 (d)	29,200	29,955
3.54% 7/1/41 (c)	350	365
4% 5/1/29 to 2/1/42	57,498	60,723
4.5% 11/1/25 to 4/1/39(d)	8,610	9,224
5% 7/1/35	7,785	8,610
5.5% 1/1/29	1,648	1,840
6.5% 2/1/17 to 5/1/27	293	332
9.5% 10/1/20	8	9
11.5% 1/15/21	1	1
		241,559
Freddie Mac - 0.5%
2.57% 3/1/35 (c)	291	299
2.71% 2/1/36 (c)	22	24
2.936% 5/1/37 (c)	188	196
2.985% 10/1/41 (c)	2,493	2,597
3% 2/1/31	11,450	11,789
3.07% 7/1/35 (c)	759	808
3.07% 9/1/41 (c)	1,664	1,728
3.072% 10/1/42 (c)	1,117	1,174
3.139% 3/1/33 (c)	7	8
3.183% 9/1/41 (c)	207	216
3.221% 4/1/41 (c)	186	193
3.28% 6/1/41 (c)	220	232
3.295% 7/1/36 (c)	278	296
3.404% 5/1/41 (c)	171	182
3.621% 6/1/41 (c)	278	292
3.666% 5/1/41 (c)	255	269
3.849% 10/1/35 (c)	152	162
4.5% 5/1/39 to 10/1/41	3,136	3,398
5.5% 7/1/29	36	40
6% 1/1/24	1,197	1,301
9.5% 6/1/18 to 8/1/21	9	10
		25,214
Ginnie Mae - 1.5%
3% 12/1/46 (d)	28,000	28,411
4.3% 8/20/61 (e)	3,864	3,979
4.649% 2/20/62 (e)	2,827	2,942
4.682% 2/20/62 (e)	3,686	3,833
4.684% 1/20/62 (e)	22,076	22,894
5.47% 8/20/59 (e)	440	445
5.5% 11/15/35	1,999	2,300
5.612% 4/20/58 (e)	31	31
6% 6/15/36	4,428	5,112
		69,947
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $337,738)		336,720

Collateralized Mortgage Obligations - 16.0%
U.S. Government Agency - 16.0%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.5642% 8/25/31 (c)	106	108
Series 2002-49 Class FB, 1.1546% 11/18/31 (c)	95	95
Series 2002-60 Class FV, 1.5842% 4/25/32 (c)	40	41
Series 2002-75 Class FA, 1.5842% 11/25/32 (c)	82	84
Series 2010-15 Class FJ, 1.5142% 6/25/36 (c)	6,217	6,296
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	1,765	1,865
Series 2005-27 Class NE, 5.5% 5/25/34	832	844
Series 2005-64 Class PX, 5.5% 6/25/35	1,882	2,046
Series 2005-68 Class CZ, 5.5% 8/25/35	4,666	5,221
Series 2006-45 Class OP, 6/25/36 (f)	859	756
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,490
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	973	1,040
Series 2004-91 Class Z, 5% 12/25/34	6,027	6,630
Series 2005-117 Class JN, 4.5% 1/25/36	645	683
Series 2005-14 Class ZB, 5% 3/25/35	1,813	1,995
Series 2006-72 Class CY, 6% 8/25/26	3,739	4,061
Series 2009-59 Class HB, 5% 8/25/39	2,577	2,834
Series 2010-97 Class CX, 4.5% 9/25/25	10,927	11,831
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	337	20
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	498	29
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	4,120	494
Series 2010-39 Class FG, 1.5042% 3/25/36 (c)	3,867	3,941
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	1,159	78
Series 2012-27 Class EZ, 4.25% 3/25/42	7,269	7,847
Series 2016-26 Class CG, 3% 5/25/46	24,875	25,503
Freddie Mac:
floater:
Series 2530 Class FE, 1.1382% 2/15/32 (c)	54	54
Series 2630 Class FL, 1.0382% 6/15/18 (c)	22	22
Series 2682 Class FB, 1.4382% 10/15/33 (c)	3,559	3,609
Series 2711 Class FC, 1.4382% 2/15/33 (c)	1,901	1,927
planned amortization class:
Series 1141 Class G, 9% 9/15/21	39	44
Series 2682 Class LD, 4.5% 10/15/33	777	824
Series 3415 Class PC, 5% 12/15/37	560	598
Series 3763 Class QA, 4% 4/15/34	1,107	1,120
Series 3840 Class VA, 4.5% 9/15/27	4,089	4,276
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	41	41
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	8,378	9,354
Series 2587 Class AD, 4.71% 3/15/33	3,318	3,515
Series 2773 Class HC, 4.5% 4/15/19	271	276
Series 2877 Class ZD, 5% 10/15/34	7,283	8,017
Series 3007 Class EW, 5.5% 7/15/25	5,865	6,325
Series 3745 Class KV, 4.5% 12/15/26	6,694	7,221
Series 3806 Class L, 3.5% 2/15/26	8,900	9,393
Series 3871 Class KB, 5.5% 6/15/41	13,870	15,289
Series 3889 Class DZ, 4% 1/15/41	33,768	34,682
Series 3843 Class PZ, 5% 4/15/41	2,465	2,852
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	8,636	9,109
Series 4341 Class ML, 3.5% 11/15/31	11,604	12,117
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 1.0418% 1/20/38 (c)	277	278
Series 2008-73 Class FA, 1.4218% 8/20/38 (c)	2,145	2,180
Series 2008-83 Class FB, 1.4618% 9/20/38 (c)	1,919	1,953
Series 2009-108 Class CF, 1.1421% 11/16/39 (c)	1,264	1,272
Series 2011-H20 Class FA, 1.0811% 9/20/61 (c)(e)	9,176	9,149
Series 2011-H21 Class FA, 1.1311% 10/20/61 (c)(e)	6,225	6,218
Series 2012-H01 Class FA, 1.2311% 11/20/61 (c)(e)	5,325	5,337
Series 2012-H03 Class FA, 1.2311% 1/20/62 (c)(e)	3,354	3,361
Series 2012-H06 Class FA, 1.1611% 1/20/62 (c)(e)	5,084	5,083
Series 2012-H07 Class FA, 1.1611% 3/20/62 (c)(e)	3,058	3,059
Series 2013-H19:
Class FC, 1.1311% 8/20/63 (c)(e)	1,165	1,164
Class FD, 1.1311% 8/20/63 (c)(e)	3,086	3,082
Series 2014-H02 Class FB, 1.1811% 12/20/63 (c)(e)	38,152	38,177
Series 2014-H03 Class FA, 1.1311% 1/20/64 (c)(e)	15,008	14,990
Series 2015-H07 Class FA, 0.3% 3/20/65 (c)(e)	19,701	19,633
Series 2015-H13 Class FL, 0.8111% 5/20/63 (c)(e)	23,942	23,912
Series 2015-H19 Class FA, 0.7311% 4/20/63 (c)(e)	22,942	22,891
Series 2016-H20 Class FM, 0.9311% 12/20/62 (c)(e)	17,602	17,596
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	0	0
planned amortization class Series 2010-31 Class BP, 5% 3/20/40	11,191	12,391
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,115
Series 2013-H06 Class HA, 1.65% 1/20/63 (e)	5,676	5,668
Series 2013-H26 Class HA, 3.5% 9/20/63 (e)	47,235	48,981
Series 2014-H12 Class KA, 2.75% 5/20/64 (e)	6,025	6,126
Series 2016-H02 Class FM, 1.0311% 9/20/62 (c)(e)	23,513	23,516
Series 2016-H04 Class FE, 1.1811% 11/20/65 (c)(e)	6,210	6,218
Series 2010-H15 Class TP, 5.15% 8/20/60 (e)	16,040	16,890
Series 2010-H17 Class XP, 5.2988% 7/20/60 (c)(e)	19,191	19,992
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(e)	14,763	15,506
Series 2012-64 Class KB, 38.1915% 5/20/41 (c)	10	37
Series 2013-124:
Class ES, 7.9176% 4/20/39 (c)(h)	6,059	6,478
Class ST, 8.051% 8/20/39 (c)(h)	11,668	12,859
Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	15,761	15,978
Series 2015-H21:
Class HA, 2.5% 6/20/63 (e)	48,848	49,543
Class JA, 2.5% 6/20/65 (e)	5,785	5,869
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(e)	45,088	44,915
Series 2016-H13 Class FB, 1.18% 5/20/66 (c)(e)	27,242	27,178
Series 2090-118 Class XZ, 5% 12/20/39	13,574	15,497
		746,589
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $750,887)		746,589

Commercial Mortgage Securities - 4.3%
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	3,740	4,031
sequential payer:
Series K009 Class A2, 3.808% 8/25/20	5,591	5,956
Series K027 Class A2, 2.637% 1/25/23	6,437	6,544
Series K029 Class A2, 3.32% 2/25/23 (c)	3,110	3,279
Series K034 Class A1, 2.669% 2/25/23	13,280	13,450
Series K037 Class A2, 3.49% 1/25/24	11,281	11,972
Series K710 Class A2, 1.883% 5/25/19	8,456	8,520
Series K713 Class A2, 2.313% 3/25/20	5,437	5,528
Series K717 Class A2, 2.991% 9/25/21	4,531	4,718
Series K032 Class A1, 3.016% 2/25/23	22,412	23,104
Series K039 Class A2, 3.303% 7/25/24	24,645	25,850
Series K042 Class A2, 2.67% 12/25/24	22,200	22,264
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series K038 Class A2, 3.389% 3/25/24	7,000	7,388
Series K044 Class A2, 2.811% 1/25/25	58,600	59,412
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $202,611)		202,016

Foreign Government and Government Agency Obligations - 4.1%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	72,266	86,247
5.5% 12/4/23	48	57
5.5% 4/26/24	6,065	7,304
Jordanian Kingdom:
2.503% 10/30/20	41,050	42,393
3% 6/30/25	19,267	19,674
Ukraine Government 1.471% 9/29/21	34,809	34,043
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $177,443)		189,718
	Shares	Value (000s)

Fixed-Income Funds - 25.8%
Fidelity Mortgage Backed Securities Central Fund (i)
(Cost $1,167,542)	11,120,844	1,204,943

Money Market Funds - 0.0%
Fidelity Cash Central Fund, 0.39% (j)
(Cost $1,473)	1,473,205	1,473
	Maturity Amount (000s)	Value (000s)

Cash Equivalents - 0.1%
Investments in repurchase agreements in a joint trading account at 0.32%, dated 11/30/16 due 12/1/16 (Collateralized by U.S. Government Obligations) #(k)
(Cost $4,978)	4,978	4,978
TOTAL INVESTMENT PORTFOLIO - 102.7%
(Cost $4,786,137)		4,801,674
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(126,951)
NET ASSETS - 100%		$4,674,723

TBA Sale Commitments

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
2.5% 12/1/31	$(20,300)	$(20,378)
3% 12/1/46	(23,700)	(23,576)
3% 12/1/46	(23,300)	(23,178)
3% 12/1/46	(11,250)	(11,191)
3% 12/1/46	(23,700)	(23,576)
3% 12/1/46	(12,050)	(11,987)
3.5% 12/1/46	(44,690)	(45,846)
3.5% 12/1/46	(14,060)	(14,424)
3.5% 1/1/47	(29,200)	(29,901)

TOTAL FANNIE MAE		(204,057)

Ginnie Mae
3% 12/1/46	(28,000)	(28,411)
3.5% 12/1/46	(18,700)	(19,451)
3.5% 12/1/46	(24,400)	(25,380)
3.5% 12/1/46	(35,000)	(36,405)
3.5% 12/1/46	(10,000)	(10,402)

TOTAL GINNIE MAE		(120,049)

TOTAL TBA SALE COMMITMENTS
(Proceeds $327,293)		$(324,106)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
336 CBOT 10-Year U.S. Treasury Note Contracts (United States)	March 2017	41,837	$(132)
917 CBOT 2-Year U.S. Treasury Note Contracts (United States)	March 2017	198,817	(53)
85 CBOT Long Term U.S. Treasury Bond Contracts (United States)	March 2017	12,859	(43)
TOTAL FUTURES CONTRACTS			$(228)

The face value of futures purchased as a percentage of Net Assets is 5.4%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)(1)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
CME	Dec. 2026	USD 23,900	1.75%	3-month LIBOR	$(1,515)	$0	$(1,515)
CME	Dec. 2046	USD 1,200	2.25%	3-month LIBOR	(171)	0	(171)

TOTAL INTEREST RATE SWAPS					$(1,686)	$0	$(1,686)

 (1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,274,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,571,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$37
Fidelity Mortgage Backed Securities Central Fund	6,590
Total	$6,627

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,224,994	$6,590	$--	$1,204,943	18.0%
Total	$1,224,994	$6,590	$--	$1,204,943

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$2,115,237	$--	$2,115,237	$--
U.S. Government Agency - Mortgage Securities	336,720	--	336,720	--
Collateralized Mortgage Obligations	746,589	--	746,589	--
Commercial Mortgage Securities	202,016	--	202,016	--
Foreign Government and Government Agency Obligations	189,718	--	189,718	--
Fixed-Income Funds	1,204,943	1,204,943	--	--
Money Market Funds	1,473	1,473	--	--
Cash Equivalents	4,978	--	4,978	--
Total Investments in Securities:	$4,801,674	$1,206,416	$3,595,258	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(228)	$(228)	$--	$--
Swaps	(1,686)	--	(1,686)	--
Total Liabilities	$(1,914)	$(228)	$(1,686)	$--
Total Derivative Instruments:	$(1,914)	$(228)	$(1,686)	$--
Other Financial Instruments:
TBA Sale Commitments	$(324,106)	$--	$(324,106)	$--
Total Other Financial Instruments:	$(324,106)	$--	$(324,106)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by the pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$4,978,000 due 12/01/16 at 0.32%
Commerz Markets LLC	$4,978
$4,978

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $4,838,594,000. Net unrealized depreciation aggregated $36,920,000, of which $39,689,000 related to appreciated investment securities and $76,609,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Total Bond Fund

November 30, 2016

TBD-QTLY-0117
1.824865.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 39.9%
		Principal Amount(a)	Value
CONSUMER DISCRETIONARY - 4.3%
Auto Components - 0.1%
IHO Verwaltungs GmbH:
4.125% 9/15/21 pay-in-kind(b)(c)		$1,635,000	$1,651,350
4.5% 9/15/23 pay-in-kind (b)(c)		1,115,000	1,087,125
4.75% 9/15/26 pay-in-kind (b)(c)		1,345,000	1,281,113
J.B. Poindexter & Co., Inc. 9% 4/1/22 (b)		3,045,000	3,197,250
Metalsa SA de CV 4.9% 4/24/23 (b)		1,885,000	1,753,050
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		3,110,000	3,059,463
The Goodyear Tire & Rubber Co. 5% 5/31/26		5,035,000	4,997,238
Tupy Overseas SA 6.625% 7/17/24 (b)		530,000	512,775
ZF North America Capital, Inc. 4.75% 4/29/25 (b)		5,910,000	5,921,081
			23,460,445
Automobiles - 0.9%
General Motors Co.:
3.5% 10/2/18		9,215,000	9,385,127
5.2% 4/1/45		10,682,000	10,108,227
6.25% 10/2/43		1,543,000	1,660,631
6.6% 4/1/36		9,383,000	10,527,735
6.75% 4/1/46		15,744,000	18,113,441
General Motors Financial Co., Inc.:
2.625% 7/10/17		2,955,000	2,973,176
3.15% 1/15/20		27,252,000	27,367,003
3.2% 7/13/20		20,200,000	20,173,760
3.25% 5/15/18		4,810,000	4,857,422
3.5% 7/10/19		10,761,000	10,940,343
4% 1/15/25		18,085,000	17,552,560
4.2% 3/1/21		26,269,000	26,982,361
4.25% 5/15/23		5,420,000	5,433,452
4.375% 9/25/21		47,963,000	49,595,373
4.75% 8/15/17		5,050,000	5,158,843
			220,829,454
Distributors - 0.0%
American Tire Distributors, Inc. 10.25% 3/1/22 (b)		4,340,000	4,047,050
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19		1,206,000	1,228,982
4.25% 6/15/23		8,466,000	8,942,831
The ServiceMaster Co. 5.125% 11/15/24 (b)		3,015,000	3,022,538
			13,194,351
Hotels, Restaurants & Leisure - 0.5%
24 Hour Holdings III LLC 8% 6/1/22 (b)		4,505,000	3,761,675
Aramark Services, Inc.:
4.75% 6/1/26 (b)		6,175,000	5,982,031
5.125% 1/15/24 (b)		2,520,000	2,587,208
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		1,100,000	1,064,250
FelCor Lodging LP 5.625% 3/1/23		135,000	137,363
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26		880,000	899,800
Hilton Escrow Issuer LLC 4.25% 9/1/24 (b)		4,760,000	4,664,800
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (b)		1,380,000	1,414,500
KFC Holding Co./Pizza Hut Holding LLC:
5% 6/1/24 (b)		1,790,000	1,807,900
5.25% 6/1/26 (b)		1,790,000	1,807,900
McDonald's Corp.:
2.75% 12/9/20		3,638,000	3,678,513
3.7% 1/30/26		9,591,000	9,719,644
4.7% 12/9/35		4,951,000	5,148,183
4.875% 12/9/45		7,770,000	8,210,163
MCE Finance Ltd. 5% 2/15/21 (b)		13,400,000	13,430,646
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26 (b)		9,220,000	8,828,150
NCL Corp. Ltd. 4.625% 11/15/20 (b)		1,865,000	1,888,313
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		540,000	546,750
Scientific Games Corp.:
6.625% 5/15/21		5,315,000	4,278,575
7% 1/1/22 (b)		1,515,000	1,598,325
Speedway Motorsports, Inc. 5.125% 2/1/23		2,275,000	2,263,625
Studio City Co. Ltd.:
5.875% 11/30/19 (b)		2,555,000	2,618,875
7.25% 11/30/21 (b)		4,925,000	5,085,063
Times Square Hotel Trust 8.528% 8/1/26 (b)		688,975	786,430
Wynn Macau Ltd. 5.25% 10/15/21 (b)		31,195,000	31,350,975
			123,559,657
Household Durables - 0.2%
Beazer Homes U.S.A., Inc. 8.75% 3/15/22 (b)		5,795,000	6,157,188
CalAtlantic Group, Inc.:
5.25% 6/1/26		4,630,000	4,491,100
5.875% 11/15/24		1,775,000	1,823,813
Lennar Corp. 4.875% 12/15/23		3,435,000	3,383,475
M/I Homes, Inc. 6.75% 1/15/21		4,265,000	4,435,600
PulteGroup, Inc.:
4.25% 3/1/21		3,545,000	3,607,038
5% 1/15/27		2,625,000	2,470,781
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
4.38% 7/15/21 (b)(c)		3,930,000	4,013,513
5.125% 7/15/23 (b)		5,170,000	5,221,700
5.75% 10/15/20		2,935,000	3,019,381
8.25% 2/15/21 (c)		1,347,292	1,391,079
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		1,495,000	1,506,213
William Lyon Homes, Inc.:
5.75% 4/15/19		6,175,000	6,236,750
7% 8/15/22		12,090,000	12,543,375
			60,301,006
Internet & Direct Marketing Retail - 0.0%
Netflix, Inc. 4.375% 11/15/26 (b)		3,830,000	3,729,501
Zayo Group LLC/Zayo Capital, Inc. 6.375% 5/15/25		8,115,000	8,439,600
			12,169,101
Media - 2.3%
21st Century Fox America, Inc.:
6.15% 3/1/37		4,759,000	5,557,394
6.15% 2/15/41		23,838,000	28,134,490
7.75% 12/1/45		3,932,000	5,489,469
Altice SA 7.75% 5/15/22 (b)		38,580,000	40,412,550
Altice U.S. Finance SA:
5.375% 7/15/23 (b)		2,560,000	2,588,800
5.5% 5/15/26 (b)		5,035,000	4,984,650
AMC Networks, Inc. 4.75% 12/15/22		1,675,000	1,677,094
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)		1,270,000	1,050,925
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	659,971
Cablevision SA 6.5% 6/15/21 (b)		585,000	593,775
Cablevision Systems Corp. 7.75% 4/15/18		2,110,000	2,218,138
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,130,000	1,161,075
5.125% 5/1/23 (b)		7,790,000	7,979,881
5.5% 5/1/26 (b)		6,210,000	6,272,100
5.75% 2/15/26 (b)		3,370,000	3,462,675
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (b)		20,419,000	21,192,063
4.908% 7/23/25 (b)		20,419,000	21,285,337
Clear Channel Communications, Inc.:
5.5% 12/15/16		8,895,000	8,183,400
9% 12/15/19		1,875,000	1,476,563
Columbus International, Inc. 7.375% 3/30/21 (b)		21,264,000	22,619,580
Comcast Corp. 6.45% 3/15/37		2,196,000	2,800,647
CSC Holdings LLC 6.75% 11/15/21		8,225,000	8,646,531
CSC Holdings, Inc. 5.5% 4/15/27 (b)		5,340,000	5,269,913
Discovery Communications LLC:
3.25% 4/1/23		1,789,000	1,741,400
6.35% 6/1/40		6,392,000	6,621,524
DISH DBS Corp. 5.125% 5/1/20		3,590,000	3,688,725
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		1,820,000	1,769,040
4.875% 4/11/22 (b)		565,000	557,938
5.307% 5/11/22 (Reg. S) (d)		640,000	636,800
Grupo Televisa SA de CV 6.625% 3/18/25		440,000	502,716
Lagardere S.C.A. 2.75% 4/13/23 Reg. S	EUR	2,500,000	2,764,574
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (b)		1,750,000	1,723,750
MDC Partners, Inc. 6.5% 5/1/24 (b)		5,960,000	5,118,150
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		15,920,000	15,681,200
Myriad International Holding BV 5.5% 7/21/25 (b)		1,490,000	1,499,655
National CineMedia LLC 5.75% 8/15/26		2,475,000	2,536,875
NBCUniversal, Inc. 5.15% 4/30/20		11,614,000	12,725,135
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		4,470,858	2,950,766
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)		1,460,000	1,547,600
Sirius XM Radio, Inc. 5.375% 7/15/26 (b)		2,310,000	2,292,675
SKY PLC 2.25% 11/17/25 (Reg. S)	EUR	2,650,000	2,923,778
Time Warner Cable, Inc.:
4% 9/1/21		20,277,000	20,828,859
4.5% 9/15/42		54,497,000	47,973,491
5.5% 9/1/41		12,973,000	12,909,886
5.85% 5/1/17		3,419,000	3,479,352
5.875% 11/15/40		16,544,000	17,173,764
6.55% 5/1/37		38,302,000	42,879,932
6.75% 7/1/18		13,763,000	14,746,284
7.3% 7/1/38		38,728,000	46,055,570
8.25% 4/1/19		24,391,000	27,524,000
Time Warner, Inc.:
3.6% 7/15/25		6,406,000	6,327,398
6.2% 3/15/40		11,792,000	13,361,751
6.5% 11/15/36		9,243,000	11,146,735
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		2,700,000	2,335,500
7.625% 9/18/20 (Reg S.)		675,000	513,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (b)		2,920,000	2,868,900
Univision Communications, Inc.:
5.125% 5/15/23 (b)		3,000,000	2,891,250
5.125% 2/15/25 (b)		2,805,000	2,657,738
Viacom, Inc. 2.5% 9/1/18		1,478,000	1,487,746
Virgin Media Secured Finance PLC:
5.5% 1/15/25 (b)		2,500,000	2,512,500
5.5% 8/15/26 (b)		7,295,000	7,149,100
VTR Finance BV 6.875% 1/15/24 (b)		2,680,000	2,720,200
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		8,315,000	8,751,538
13.375% 10/15/19		820,000	873,300
WMG Acquisition Corp. 6.75% 4/15/22 (b)		4,416,000	4,636,800
Ziggo Bond Finance BV:
5.875% 1/15/25 (b)		3,100,000	3,045,750
6% 1/15/27 (b)		5,605,000	5,380,800
Ziggo Secured Finance BV 5.5% 1/15/27 (b)		4,540,000	4,358,400
			587,588,866
Multiline Retail - 0.2%
JC Penney Corp., Inc.:
5.65% 6/1/20		23,660,000	23,541,700
5.875% 7/1/23 (b)		4,084,000	4,186,100
7.4% 4/1/37		12,160,000	10,761,600
8.125% 10/1/19		3,190,000	3,449,188
John Lewis PLC 8.375% 4/8/19	GBP	75,000	108,449
			42,047,037
Specialty Retail - 0.1%
L Brands, Inc.:
5.625% 10/15/23		1,825,000	1,941,344
6.75% 7/1/36		5,950,000	5,875,625
6.875% 11/1/35		2,175,000	2,175,000
Sally Holdings LLC 5.625% 12/1/25		4,435,000	4,601,313
			14,593,282
Textiles, Apparel & Luxury Goods - 0.0%
Christian Dior SA 0.75% 6/24/21	EUR	1,100,000	1,172,359

TOTAL CONSUMER DISCRETIONARY			1,102,962,608

CONSUMER STAPLES - 2.3%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21		38,614,000	38,737,488
3.3% 2/1/23		41,589,000	42,051,262
4.7% 2/1/36		42,171,000	44,080,376
4.9% 2/1/46		45,032,000	48,063,869
Constellation Brands, Inc.:
3.875% 11/15/19		2,360,000	2,460,772
4.25% 5/1/23		5,205,000	5,445,731
6% 5/1/22		21,795,000	24,791,813
SABMiller Holdings, Inc. 3.75% 1/15/22 (b)		10,217,000	10,667,406
			216,298,717
Food & Staples Retailing - 0.4%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (b)		4,430,000	4,347,159
6.625% 6/15/24 (b)		2,215,000	2,289,424
Albertsons, Inc.:
6.625% 6/1/28		705,000	632,738
7.45% 8/1/29		645,000	611,138
7.75% 6/15/26		765,000	761,175
8% 5/1/31		4,040,000	3,918,800
8.7% 5/1/30		560,000	560,000
Arcor SAIC 6% 7/6/23 (b)		545,000	558,625
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (b)		3,335,000	2,651,325
C&S Group Enterprises LLC 5.375% 7/15/22 (b)		835,000	797,425
CVS Health Corp.:
2.8% 7/20/20		15,202,000	15,387,586
3.5% 7/20/22		8,944,000	9,177,143
4% 12/5/23		8,525,000	8,881,609
ESAL GmbH 6.25% 2/5/23 (b)		13,425,000	12,827,588
Minerva Luxembourg SA:
6.5% 9/20/26 (b)		1,500,000	1,410,000
7.75% 1/31/23 (Reg. S)		1,544,000	1,605,760
Tesco PLC:
5% 3/24/23	GBP	1,100,000	1,464,417
6.125% 2/24/22	GBP	750,000	1,053,614
6.15% 11/15/37 (b)		14,035,000	13,396,927
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)		5,155,000	4,446,188
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17		3,756,000	3,767,414
2.7% 11/18/19		8,473,000	8,588,623
3.3% 11/18/21		10,050,000	10,245,261
			109,379,939
Food Products - 0.2%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (b)		1,915,000	1,896,991
4.5% 12/1/26 (b)		1,380,000	1,353,044
Danone SA 0.424% 11/3/22 (Reg. S)	EUR	3,000,000	3,152,810
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		625,000	642,188
JBS Investments GmbH:
7.25% 4/3/24 (b)		13,260,000	13,309,725
7.75% 10/28/20 (b)		4,010,000	4,180,425
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (b)		4,930,000	4,905,350
7.25% 6/1/21 (b)		2,730,000	2,811,900
8.25% 2/1/20 (b)		1,510,000	1,551,525
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		1,540,000	1,533,263
4.875% 11/1/26 (b)		1,555,000	1,547,225
MHP SA 8.25% 4/2/20 (b)		1,405,000	1,326,011
			38,210,457
Household Products - 0.0%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)		11,815,000	11,815,000
Tobacco - 0.9%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,565,725
4% 1/31/24		6,408,000	6,760,184
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (b)		19,975,000	20,007,939
2.05% 7/20/18 (b)		8,743,000	8,757,645
2.95% 7/21/20 (b)		20,000,000	20,160,260
3.75% 7/21/22 (b)		23,400,000	23,945,922
4.25% 7/21/25 (b)		18,467,000	18,981,380
Reynolds American, Inc.:
2.3% 6/12/18		7,358,000	7,413,340
3.25% 6/12/20		3,274,000	3,364,778
4% 6/12/22		11,386,000	11,984,243
4.45% 6/12/25		14,753,000	15,607,804
5.7% 8/15/35		4,237,000	4,846,751
5.85% 8/15/45		35,690,000	42,160,918
6.15% 9/15/43		4,511,000	5,453,244
7.25% 6/15/37		5,056,000	6,575,222
Vector Group Ltd. 7.75% 2/15/21		10,720,000	11,175,600
			216,760,955

TOTAL CONSUMER STAPLES			592,465,068

ENERGY - 8.0%
Energy Equipment & Services - 0.5%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21		18,884,000	20,087,270
6.5% 4/1/20		738,000	811,745
Ensco PLC:
4.5% 10/1/24		2,990,000	2,392,000
4.7% 3/15/21		3,345,000	2,985,413
5.2% 3/15/25		15,575,000	12,615,750
5.75% 10/1/44		7,801,000	5,109,655
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		3,210,000	3,065,550
6% 10/1/22		995,000	940,275
Forbes Energy Services Ltd. 9% 6/15/19 (e)		8,236,000	2,223,720
Forum Energy Technologies, Inc. 6.25% 10/1/21		3,780,000	3,713,850
Gulfmark Offshore, Inc. 6.375% 3/15/22		3,865,000	1,777,900
Halliburton Co.:
3.8% 11/15/25		9,790,000	9,818,606
4.85% 11/15/35		8,550,000	8,721,701
5% 11/15/45		11,714,000	11,953,364
Noble Holding International Ltd.:
4.625% 3/1/21		8,905,000	7,079,475
5.25% 3/16/18		1,187,000	1,176,614
7.2% 4/1/25 (c)		7,570,000	5,980,300
8.2% 4/1/45 (c)		7,307,000	4,868,289
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		920,000	1,212,862
Pride International, Inc. 6.875% 8/15/20		4,340,000	4,427,885
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		1,305,000	1,383,300
Transocean, Inc.:
4.25% 10/15/17 (c)		1,000,000	999,500
6.8% 12/15/16 (c)		7,572,000	7,582,199
6.8% 3/15/38		2,255,000	1,595,413
7.5% 4/15/31		900,000	688,500
Weatherford International Ltd.:
4.5% 4/15/22		2,685,000	2,327,573
7.75% 6/15/21		2,835,000	2,771,213
8.25% 6/15/23		4,410,000	4,299,750
9.875% 2/15/24 (b)		2,425,000	2,497,750
			135,107,422
Oil, Gas & Consumable Fuels - 7.5%
Afren PLC:
6.625% 12/9/20 (b)(e)		1,341,775	268
10.25% 4/8/19 (Reg. S) (e)		2,024,860	405
Anadarko Finance Co. 7.5% 5/1/31		15,903,000	19,693,719
Anadarko Petroleum Corp.:
4.85% 3/15/21		6,730,000	7,167,181
5.55% 3/15/26		13,807,000	15,064,100
6.375% 9/15/17		3,001,000	3,117,649
6.6% 3/15/46		22,460,000	26,144,338
Antero Resources Corp.:
5.125% 12/1/22		8,335,000	8,460,025
5.625% 6/1/23 (Reg. S)		4,310,000	4,390,813
Antero Resources Finance Corp. 5.375% 11/1/21		3,675,000	3,771,469
BP Capital Markets PLC:
2.315% 2/13/20		37,777,000	37,759,774
3.535% 11/4/24		15,450,000	15,571,870
3.814% 2/10/24		21,032,000	21,725,257
4.5% 10/1/20		5,954,000	6,389,112
4.742% 3/11/21		8,800,000	9,552,831
Canadian Natural Resources Ltd.:
1.75% 1/15/18		6,049,000	6,024,653
3.9% 2/1/25		24,997,000	24,521,032
5.85% 2/1/35		10,897,000	11,123,734
Cenovus Energy, Inc. 5.7% 10/15/19		16,926,000	18,001,512
Cheniere Corpus Christi Holdings LLC 7% 6/30/24 (b)		4,155,000	4,425,075
Chesapeake Energy Corp.:
4.875% 4/15/22		3,735,000	3,184,088
5.75% 3/15/23		2,785,000	2,395,100
6.125% 2/15/21		3,895,000	3,573,663
8% 12/15/22 (b)		7,205,000	7,457,175
Citgo Holding, Inc. 10.75% 2/15/20 (b)		1,295,000	1,351,656
Columbia Pipeline Group, Inc.:
2.45% 6/1/18		3,149,000	3,165,750
3.3% 6/1/20		15,490,000	15,700,199
4.5% 6/1/25		4,707,000	4,885,136
5.8% 6/1/45		5,906,000	6,620,508
Concho Resources, Inc. 5.5% 4/1/23		3,145,000	3,233,532
ConocoPhillips Co. 5.75% 2/1/19		2,930,000	3,153,005
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		6,110,000	5,987,800
DCP Midstream LLC:
4.75% 9/30/21 (b)		11,333,000	11,502,995
5.35% 3/15/20 (b)		8,816,000	9,185,214
5.85% 5/21/43 (b)(c)		6,758,000	5,744,300
DCP Midstream Operating LP:
2.5% 12/1/17		5,924,000	5,894,380
2.7% 4/1/19		14,993,000	14,899,294
3.875% 3/15/23		5,532,000	5,307,954
Denbury Resources, Inc. 4.625% 7/15/23		5,045,000	3,884,650
Duke Energy Field Services 6.45% 11/3/36 (b)		13,741,000	13,534,885
EDC Finance Ltd. 4.875% 4/17/20 (b)		2,920,000	2,938,484
El Paso Corp. 6.5% 9/15/20		16,140,000	18,030,478
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,183,542
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)		9,045,000	9,039,094
Enable Midstream Partners LP:
2.4% 5/15/19 (c)		4,028,000	3,955,033
3.9% 5/15/24 (c)		4,249,000	3,944,495
Enbridge Energy Partners LP:
4.2% 9/15/21		13,331,000	13,837,645
4.375% 10/15/20		11,319,000	11,822,299
Enbridge, Inc.:
4.25% 12/1/26		7,730,000	7,757,557
5.5% 12/1/46		8,922,000	9,094,061
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)		8,190,000	8,394,750
Enterprise Products Operating LP:
2.55% 10/15/19		2,971,000	2,998,217
3.75% 2/15/25		9,982,000	9,975,542
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		1,425,000	1,471,598
Gibson Energy, Inc. 6.75% 7/15/21 (b)		1,935,000	2,007,563
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		5,165,000	4,880,925
7% 6/15/23		9,970,000	9,521,350
Halcon Resources Corp. 8.625% 2/1/20 (b)		7,035,000	7,214,393
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		2,845,000	2,873,450
5.75% 10/1/25 (b)		2,135,000	2,167,025
Indo Energy Finance BV 7% 5/7/18 (b)		600,000	567,000
Kinder Morgan Energy Partners LP:
3.5% 3/1/21		11,339,000	11,447,628
3.95% 9/1/22		14,085,000	14,320,050
4.25% 9/1/24		3,263,000	3,269,657
5.5% 3/1/44		42,953,000	41,522,880
6.55% 9/15/40		1,889,000	1,973,720
Kinder Morgan, Inc.:
3.05% 12/1/19		3,621,000	3,666,603
5% 2/15/21 (b)		10,606,000	11,258,831
5.05% 2/15/46		4,854,000	4,429,891
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		1,045,000	1,005,813
7.875% 8/1/21 (b)		850,000	818,125
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	11,023,690
Motiva Enterprises LLC 5.75% 1/15/20 (b)		4,187,000	4,548,326
MPLX LP 4% 2/15/25		2,532,000	2,406,220
Nakilat, Inc. 6.067% 12/31/33 (b)		1,975,000	2,251,500
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		2,780,000	2,550,650
Pacific Exploration and Production Corp. 10% 11/2/21 pay-in-kind (c)		1,204,000	1,301,825
Pan American Energy LLC 7.875% 5/7/21 (b)		2,858,000	3,005,187
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		6,170,000	6,062,025
Pemex Project Funding Master Trust 6.625% 6/15/35		5,660,000	5,193,616
Petro-Canada 6.05% 5/15/18		3,850,000	4,070,617
Petrobras Global Finance BV:
3% 1/15/19		3,300,000	3,217,500
3.02% 1/15/19 (c)		4,910,000	4,777,430
4.375% 5/20/23		20,096,000	17,714,624
4.875% 3/17/20		38,750,000	37,905,250
5.625% 5/20/43		18,504,000	13,211,856
6.25% 3/17/24		21,380,000	20,524,800
8.375% 5/23/21		57,180,000	61,325,550
8.75% 5/23/26		52,270,000	56,085,710
Petrobras International Finance Co. Ltd.:
3.25% 4/1/19	EUR	1,500,000	1,590,605
5.375% 1/27/21		44,755,000	43,568,993
5.75% 1/20/20		15,480,000	15,518,700
6.875% 1/20/40		3,100,000	2,576,875
7.875% 3/15/19		3,011,000	3,236,825
Petroleos de Venezuela SA:
5.375% 4/12/27		1,925,000	691,402
5.5% 4/12/37		655,000	229,578
6% 5/16/24 (b)		2,085,000	781,875
6% 11/15/26 (b)		2,055,000	755,624
8.5% 11/2/17 (b)		2,528,333	1,883,608
9.75% 5/17/35 (b)		6,155,000	2,785,138
12.75% 2/17/22 (b)		270,000	155,426
Petroleos Mexicanos:
1.875% 4/21/22 (Reg. S)	EUR	1,100,000	1,079,209
3.125% 1/23/19		1,776,000	1,756,819
3.5% 7/18/18		14,963,000	15,112,630
3.5% 7/23/20		13,960,000	13,552,368
3.5% 1/30/23		12,064,000	10,712,832
4.5% 1/23/26		46,043,000	40,826,328
4.625% 9/21/23 (b)		80,840,000	75,867,532
4.875% 1/24/22		13,232,000	12,874,736
4.875% 1/18/24		13,872,000	12,995,290
5.125% 3/15/23 (Reg. S)	EUR	4,600,000	5,070,322
5.5% 1/21/21		12,189,000	12,347,457
5.5% 6/27/44		11,563,000	8,943,981
5.625% 1/23/46		35,710,000	27,757,383
6% 3/5/20		6,145,000	6,406,163
6.375% 2/4/21 (b)		785,000	822,131
6.375% 1/23/45		29,782,000	25,278,962
6.5% 6/2/41		27,607,000	24,302,442
6.625% (b)(f)		4,285,000	3,910,063
6.75% 9/21/47 (b)		25,256,000	22,152,543
6.875% 8/4/26 (b)		41,910,000	42,886,503
8% 5/3/19		8,600,000	9,352,500
Phillips 66 Co.:
4.3% 4/1/22		12,618,000	13,577,990
4.875% 11/15/44		34,230,000	35,128,195
Phillips 66 Partners LP 2.646% 2/15/20		1,316,000	1,306,529
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	5,217,788
6.125% 1/15/17		6,185,000	6,218,906
PT Pertamina Persero:
4.875% 5/3/22 (b)		595,000	615,791
5.25% 5/23/21 (b)		465,000	488,281
6.5% 5/27/41 (b)		1,725,000	1,785,558
Rice Energy, Inc.:
6.25% 5/1/22		12,725,000	13,011,313
7.25% 5/1/23		8,289,000	8,703,450
Sabine Pass Liquefaction LLC:
5% 3/15/27 (b)		4,475,000	4,419,063
5.625% 2/1/21 (c)		9,170,000	9,720,200
5.625% 3/1/25		12,415,000	12,942,638
5.75% 5/15/24		7,045,000	7,432,475
5.875% 6/30/26 (b)		3,800,000	4,013,750
Shell International Finance BV 3.25% 5/11/25		12,000,000	11,951,076
Sinopec Group Overseas Development (2015) Ltd. 1% 4/28/22 (Reg. S)	EUR	2,675,000	2,847,732
SM Energy Co. 6.5% 11/15/21		3,345,000	3,386,813
Southwestern Energy Co.:
5.8% 1/23/20 (c)		92,397,000	94,244,940
6.7% 1/23/25 (c)		35,947,000	35,587,530
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	326,261
Spectra Energy Partners LP:
2.95% 9/25/18		1,960,000	1,988,920
4.6% 6/15/21		2,694,000	2,863,719
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20		3,405,000	3,422,025
6.25% 4/15/21		3,260,000	3,294,621
6.375% 4/1/23		3,035,000	3,042,588
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25 (b)		1,210,000	1,194,125
5.25% 5/1/23		685,000	681,575
5.375% 2/1/27 (b)		1,210,000	1,194,875
6.75% 3/15/24		4,420,000	4,685,200
Teine Energy Ltd. 6.875% 9/30/22 (b)		6,310,000	6,436,200
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19		220,000	233,475
5.875% 10/1/20		255,000	262,650
6.125% 10/15/21		735,000	768,994
6.25% 10/15/22		1,300,000	1,391,000
The Williams Companies, Inc.:
3.7% 1/15/23		14,510,000	13,675,675
4.55% 6/24/24		93,426,000	91,090,350
5.75% 6/24/44		19,187,000	18,179,683
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		3,668,817	3,925,634
Western Gas Partners LP:
4.65% 7/1/26		4,876,000	4,933,054
5.375% 6/1/21		24,990,000	26,666,029
Whiting Petroleum Corp.:
5% 3/15/19		2,595,000	2,562,563
6.5% 10/1/18		4,890,000	4,899,169
Williams Partners LP:
3.6% 3/15/22		10,817,000	10,684,340
3.9% 1/15/25		26,667,000	25,609,147
4% 11/15/21		6,716,000	6,828,983
4% 9/15/25		3,000,000	2,890,104
4.125% 11/15/20		2,399,000	2,453,383
4.3% 3/4/24		40,932,000	40,705,155
4.5% 11/15/23		7,325,000	7,415,039
WPX Energy, Inc.:
5.25% 9/15/24		3,240,000	3,154,950
6% 1/15/22		2,480,000	2,541,231
7.5% 8/1/20		6,710,000	7,079,050
YPF SA:
8.5% 3/23/21 (b)		4,995,000	5,271,348
8.75% 4/4/24 (b)		5,200,000	5,382,000
8.875% 12/19/18 (Reg. S)		2,150,000	2,322,000
Zhaikmunai International BV 7.125% 11/13/19 (b)		4,140,000	3,793,482
			1,902,361,634

TOTAL ENERGY			2,037,469,056

FINANCIALS - 12.1%
Banks - 5.7%
Akbank T.A.S. 6.5% 3/9/18 (Reg. S)		3,100,000	3,173,470
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (c)	EUR	1,600,000	1,657,605
Banco de Bogota SA 6.25% 5/12/26 (b)		690,000	681,948
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		1,295,000	1,289,406
Banco Espirito Santo SA 4% 1/21/19 (Reg. S) (e)	EUR	1,300,000	392,674
Banco Hipotecario SA 9.75% 11/30/20 (b)		4,555,000	4,896,625
Banco Macro SA 6.75% 11/4/26 (b)(c)		830,000	794,725
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (b)		12,855,000	12,924,031
5.75% 9/26/23 (b)		10,130,000	10,180,650
6.369% 6/16/18 (b)		13,935,000	14,579,494
Bank of America Corp.:
2% 1/11/18		50,000,000	50,105,600
2.25% 4/21/20		66,694,000	66,078,214
2.6% 1/15/19		8,068,000	8,139,136
3.3% 1/11/23		901,000	901,654
3.5% 4/19/26		20,559,000	20,314,368
3.875% 8/1/25		11,647,000	11,841,272
3.95% 4/21/25		27,638,000	27,366,125
4% 1/22/25		6,663,000	6,650,047
4.1% 7/24/23		11,481,000	11,994,890
4.2% 8/26/24		40,532,000	41,156,477
4.25% 10/22/26		14,724,000	14,806,086
5.65% 5/1/18		8,780,000	9,226,226
5.75% 12/1/17		21,955,000	22,809,269
5.875% 1/5/21		6,530,000	7,295,577
Bank of Ireland 4.25% 6/11/24 (Reg. S) (c)	EUR	3,050,000	3,254,333
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		905,000	828,256
Barclays Bank PLC 4.25% 1/12/22	GBP	4,000,000	5,738,374
Barclays PLC:
2.75% 11/8/19		12,249,000	12,203,630
3.25% 1/12/21		21,116,000	20,972,728
4.375% 1/12/26		25,086,000	25,040,845
BBVA Bancomer SA 7.25% 4/22/20 (b)		975,000	1,047,150
Biz Finance PLC 9.625% 4/27/22 (Reg. S)		500,000	467,500
Citigroup, Inc.:
1.8% 2/5/18		33,287,000	33,278,545
1.85% 11/24/17		33,365,000	33,458,756
2.4% 2/18/20		60,588,000	60,425,321
2.65% 10/26/20		20,000,000	20,065,440
4.05% 7/30/22		5,303,000	5,471,901
4.4% 6/10/25		40,790,000	41,611,143
4.45% 9/29/27		10,000,000	10,112,810
5.125% 12/12/18	GBP	1,875,000	2,513,120
5.5% 9/13/25		4,478,000	4,896,724
Citizens Bank NA 2.55% 5/13/21		6,564,000	6,527,780
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)		15,987,000	16,070,100
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S) (c)	EUR	2,700,000	2,854,510
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20		19,455,000	19,188,253
3.75% 3/26/25		19,450,000	18,635,648
3.8% 9/15/22		30,700,000	30,685,540
3.8% 6/9/23		36,648,000	35,906,574
Discover Bank:
4.2% 8/8/23		17,852,000	18,518,790
7% 4/15/20		2,030,000	2,259,613
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		1,165,000	1,185,867
Fifth Third Bancorp:
4.5% 6/1/18		798,000	826,217
8.25% 3/1/38		4,667,000	6,571,416
GTB Finance BV 6% 11/8/18 (b)		3,755,000	3,689,288
HBOS PLC 6.75% 5/21/18 (b)		6,067,000	6,418,662
HSBC Holdings PLC 4.25% 3/14/24		6,192,000	6,204,186
HSBC U.S.A., Inc. 1.625% 1/16/18		11,125,000	11,114,476
HSBK BV:
7.25% 5/3/17 (b)		1,170,000	1,185,793
7.25% 5/3/17 (Reg. S)		250,000	253,375
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,262,998
Intesa Sanpaolo SpA:
5.71% 1/15/26 (b)		28,396,000	25,978,365
6.625% 9/13/23 (Reg. S)	EUR	4,150,000	5,052,214
Itau Unibanco Holding SA:
2.85% 5/26/18 (Reg. S)		3,300,000	3,304,950
5.125% 5/13/23 (Reg. S)		1,850,000	1,845,375
5.5% 8/6/22 (b)		1,155,000	1,172,325
6.2% 12/21/21 (Reg. S)		980,000	1,038,800
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,553,733
2% 8/15/17		11,000,000	11,049,423
2.2% 10/22/19		7,268,000	7,290,211
2.25% 1/23/20		40,000,000	39,887,040
2.35% 1/28/19		6,857,000	6,909,730
2.95% 10/1/26		9,859,000	9,388,519
3.25% 9/23/22		18,423,000	18,635,767
3.875% 9/10/24		35,791,000	36,169,740
4.125% 12/15/26		41,037,000	42,009,946
4.25% 10/15/20		6,995,000	7,423,073
4.35% 8/15/21		20,267,000	21,691,344
4.5% 1/24/22		22,046,000	23,758,269
4.625% 5/10/21		6,879,000	7,407,376
4.95% 3/25/20		22,079,000	23,831,035
JSC BGEO Group 6% 7/26/23 (b)		1,960,000	1,945,692
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (b)		790,000	842,756
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		1,000,000	1,060,820
Rabobank Nederland 4.375% 8/4/25		25,937,000	26,384,932
Regions Bank 6.45% 6/26/37		24,618,000	27,337,649
Regions Financial Corp. 3.2% 2/8/21		11,916,000	12,116,570
Royal Bank of Canada 4.65% 1/27/26		21,308,000	22,292,003
Royal Bank of Scotland Group PLC:
2.5% 3/22/23 (Reg. S)	EUR	2,850,000	3,010,203
3.625% 3/25/24 (Reg. S) (c)	EUR	4,230,000	4,433,133
4.8% 4/5/26		50,452,000	49,472,323
6% 12/19/23		25,897,000	26,230,294
6.1% 6/10/23		31,961,000	32,444,027
6.125% 12/15/22		42,557,000	44,063,262
Royal Bank Scotland Group PLC 5.125% 5/28/24		64,006,000	62,138,433
RSHB Capital SA 5.298% 12/27/17 (b)		775,000	791,280
SB Capital SA 5.5% 2/26/24 (b)(c)		1,360,000	1,346,060
Turkiye Garanti Bankasi A/S 4% 9/13/17 (b)		550,000	550,990
Turkiye Halk Bankasi A/S:
3.875% 2/5/20 (b)		850,000	792,294
4.75% 6/4/19 (b)		980,000	957,166
4.875% 7/19/17 (b)		675,000	677,889
Turkiye Is Bankasi A/S:
3.75% 10/10/18 (b)		535,000	524,386
5.5% 4/21/19 (b)		415,000	416,002
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (Reg. S) (c)		1,475,000	1,386,736
UniCredit Luxembourg 6% 10/31/17 (Reg. S)		3,550,000	3,585,408
Wachovia Corp. 5.75% 6/15/17		2,933,000	3,000,306
Zenith Bank PLC 6.25% 4/22/19 (b)		4,870,000	4,719,127
			1,460,918,207
Capital Markets - 3.1%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		19,025,000	18,001,626
4.25% 2/15/24		14,661,000	14,779,080
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)		9,065,000	9,280,294
Credit Suisse AG 6% 2/15/18		18,058,000	18,801,195
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (c)	EUR	1,250,000	1,427,512
Deutsche Bank AG:
4.25% 10/14/21 (b)		1,800,000	1,769,818
4.5% 4/1/25		80,571,000	72,489,004
5% 6/24/20	EUR	1,100,000	1,205,363
Deutsche Bank AG London Branch:
1.875% 2/13/18		37,777,000	37,291,906
2.85% 5/10/19		47,570,000	46,994,879
Goldman Sachs Group, Inc.:
1.25% 5/1/25 (Reg. S)	EUR	2,100,000	2,168,351
1.748% 9/15/17		42,024,000	42,114,982
2.55% 10/23/19		33,080,000	33,287,312
2.625% 1/31/19		50,400,000	50,924,866
2.9% 7/19/18		17,494,000	17,753,209
3.75% 5/22/25		7,000,000	7,045,990
4.25% 10/21/25		13,000,000	13,139,061
4.75% 10/12/21	EUR	4,600,000	5,716,998
5.25% 7/27/21		17,105,000	18,817,536
5.625% 1/15/17		3,200,000	3,216,406
5.95% 1/18/18		4,975,000	5,198,293
IntercontinentalExchange, Inc.:
2.75% 12/1/20		6,489,000	6,544,558
3.75% 12/1/25		11,601,000	11,890,012
Lazard Group LLC:
4.25% 11/14/20		10,151,000	10,639,517
6.85% 6/15/17		1,263,000	1,298,511
Morgan Stanley:
1% 12/2/22	EUR	2,350,000	2,479,265
1.875% 1/5/18		16,953,000	16,974,802
2.125% 4/25/18		12,586,000	12,625,344
2.375% 3/31/21 (Reg. S)	EUR	3,000,000	3,428,000
2.8% 6/16/20		30,000,000	30,243,630
3.125% 7/27/26		30,000,000	28,625,490
3.7% 10/23/24		24,714,000	25,016,153
4.875% 11/1/22		26,240,000	28,216,764
5% 11/24/25		3,189,000	3,403,620
5.5% 1/26/20		88,000,000	95,661,456
5.625% 9/23/19		12,714,000	13,810,710
5.75% 1/25/21		19,879,000	22,098,272
6.625% 4/1/18		16,118,000	17,103,503
MSCI, Inc. 5.25% 11/15/24 (b)		4,420,000	4,569,175
Thomson Reuters Corp.:
1.3% 2/23/17		3,690,000	3,690,996
3.85% 9/29/24		11,394,000	11,588,290
UBS AG Stamford Branch 1.375% 6/1/17		12,643,000	12,643,354
UBS Group Funding Ltd. 4.125% 9/24/25 (b)		18,881,000	19,008,598
			802,983,701
Consumer Finance - 1.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.95% 2/1/22		4,940,000	5,001,750
4.5% 5/15/21		1,550,000	1,598,438
4.625% 7/1/22		2,685,000	2,778,975
Ally Financial, Inc. 4.25% 4/15/21		17,390,000	17,172,625
Capital One Financial Corp. 2.45% 4/24/19		10,550,000	10,626,878
Credito Real S.A.B. de CV:
7.25% 7/20/23 (b)		790,000	789,921
7.5% 3/13/19 (b)		1,140,000	1,173,516
Discover Financial Services:
3.85% 11/21/22		34,849,000	35,263,947
3.95% 11/6/24		14,738,000	14,552,390
5.2% 4/27/22		12,545,000	13,519,358
6.45% 6/12/17		10,366,000	10,617,013
Ford Motor Credit Co. LLC:
1.724% 12/6/17		18,742,000	18,719,697
2.24% 6/15/18		19,162,000	19,194,269
2.597% 11/4/19		52,209,000	52,166,972
2.875% 10/1/18		13,000,000	13,139,152
Hyundai Capital America:
1.45% 2/6/17 (b)		14,591,000	14,595,188
2.125% 10/2/17 (b)		18,524,000	18,588,649
2.875% 8/9/18 (b)		5,276,000	5,339,560
Navient Corp.:
5% 10/26/20		300,000	303,375
5.875% 3/25/21		1,285,000	1,317,125
5.875% 10/25/24		3,930,000	3,635,250
SLM Corp.:
4.875% 6/17/19		1,675,000	1,721,063
5.5% 1/15/19		1,305,000	1,346,891
5.5% 1/25/23		5,325,000	5,058,750
Synchrony Financial:
1.875% 8/15/17		3,341,000	3,345,731
3% 8/15/19		4,907,000	4,975,144
3.75% 8/15/21		7,409,000	7,631,611
4.25% 8/15/24		7,458,000	7,570,452
			291,743,690
Diversified Financial Services - 0.6%
Brixmor Operating Partnership LP:
3.25% 9/15/23		25,518,000	24,608,845
3.85% 2/1/25		14,325,000	14,026,467
3.875% 8/15/22		21,027,000	21,414,317
4.125% 6/15/26		8,647,000	8,578,775
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		1,350,000	1,085,063
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		12,570,000	12,664,275
5.875% 2/1/22		25,766,000	24,799,775
6% 8/1/20		3,260,000	3,245,428
ILFC E-Capital Trust I 4% 12/21/65 (b)(c)		11,760,000	10,231,200
ILFC E-Capital Trust II 4.25% 12/21/65 (b)(c)		6,710,000	5,703,500
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)		7,550,000	7,550,000
MSCI, Inc. 4.75% 8/1/26 (b)		2,270,000	2,218,925
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (c)	EUR	1,365,000	1,503,681
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (b)		1,975,000	1,967,594
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		6,270,000	6,928,350
Springleaf Financial Corp. 7.75% 10/1/21		3,225,000	3,249,188
TMK Capital SA 6.75% 4/3/20 (Reg. S)		560,000	577,500
			150,352,883
Insurance - 1.5%
ACE INA Holdings, Inc. 2.875% 11/3/22		11,752,000	11,847,097
AIA Group Ltd. 2.25% 3/11/19 (b)		2,566,000	2,577,106
American International Group, Inc.:
2.3% 7/16/19		6,461,000	6,492,129
3.3% 3/1/21		9,614,000	9,858,128
3.875% 1/15/35		19,041,000	17,730,713
4.875% 6/1/22		18,193,000	19,805,628
Aon Corp. 5% 9/30/20		3,854,000	4,160,092
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (c)		1,750,000	1,821,012
Assicurazioni Generali SpA 5.5% 10/27/47 (Reg. S) (c)	EUR	4,000,000	4,260,597
Aviva PLC 6.625% 6/3/41 (c)	GBP	2,250,000	3,067,698
Credit Agricole Assurances SA 4.75% 9/27/48 (c)	EUR	1,500,000	1,556,015
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (c)		2,000,000	1,996,424
Five Corners Funding Trust 4.419% 11/15/23 (b)		12,460,000	13,087,610
Great-West Life & Annuity Insurance Co. 3.4492% 5/16/46 (b)(c)		1,859,000	1,589,445
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		14,787,000	16,311,466
5.375% 3/15/17		194,000	196,096
Legal & General Group PLC 5.375% 10/27/45 (Reg. S) (c)	GBP	1,350,000	1,689,975
Liberty Mutual Group, Inc. 5% 6/1/21 (b)		12,644,000	13,800,989
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,715,388
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (b)		30,523,000	27,275,017
MetLife, Inc.:
1.903% 12/15/17 (c)		2,987,000	2,998,031
3.048% 12/15/22 (c)		12,433,000	12,449,387
4.75% 2/8/21		4,032,000	4,396,735
Metropolitan Life Global Funding I 3% 1/10/23 (b)		7,896,000	7,923,707
Pacific Life Insurance Co. 9.25% 6/15/39 (b)		7,041,000	10,242,557
Pacific LifeCorp:
5.125% 1/30/43 (b)		33,774,000	34,075,804
6% 2/10/20 (b)		15,416,000	16,711,468
Pricoa Global Funding I 5.375% 5/15/45 (c)		17,492,000	17,845,338
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,636,731
6.2% 11/15/40		4,318,000	5,178,357
7.375% 6/15/19		3,230,000	3,636,166
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		18,083,000	19,244,941
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)		4,172,000	4,247,630
4.125% 11/1/24 (b)		6,048,000	6,113,603
Unum Group:
3.875% 11/5/25		21,587,000	21,009,979
4% 3/15/24		20,000,000	19,822,460
5.625% 9/15/20		8,386,000	9,138,115
5.75% 8/15/42		25,545,000	26,914,621
Zurich Insurance Co. Ltd. 3.5% 10/1/46 (c)	EUR	2,750,000	2,948,187
			393,372,442
Thrifts & Mortgage Finance - 0.0%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		1,000,000	1,075,000

TOTAL FINANCIALS			3,100,445,923

HEALTH CARE - 2.2%
Biotechnology - 0.3%
AbbVie, Inc.:
1.75% 11/6/17		13,509,000	13,597,106
2.9% 11/6/22		24,855,000	24,498,231
4.5% 5/14/35		23,238,000	22,661,442
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		3,150,000	2,992,500
			63,749,279
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19		4,539,000	4,619,218
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (b)		3,970,000	3,374,500
Teleflex, Inc. 4.875% 6/1/26		1,605,000	1,588,950
			9,582,668
Health Care Providers & Services - 1.0%
Aetna, Inc. 2.75% 11/15/22		2,010,000	1,992,750
Centene Corp. 4.75% 1/15/25		4,030,000	3,858,725
Community Health Systems, Inc. 6.875% 2/1/22		6,750,000	4,501,406
DaVita HealthCare Partners, Inc.:
5% 5/1/25		3,315,000	3,232,125
5.75% 8/15/22		1,590,000	1,649,625
Envision Healthcare Corp. 6.25% 12/1/24 (b)(g)		5,810,000	6,013,350
Express Scripts Holding Co. 4.75% 11/15/21		24,746,000	26,716,029
HCA Holdings, Inc.:
3.75% 3/15/19		18,722,000	19,143,245
4.25% 10/15/19		7,590,000	7,817,700
4.5% 2/15/27		8,225,000	7,752,063
4.75% 5/1/23		595,000	599,463
5% 3/15/24		6,375,000	6,390,938
5.25% 6/15/26		11,470,000	11,482,388
5.875% 3/15/22		715,000	767,731
5.875% 2/15/26		7,310,000	7,282,588
6.5% 2/15/20		30,303,000	32,992,391
HealthSouth Corp. 5.125% 3/15/23		4,745,000	4,673,825
Kindred Healthcare, Inc.:
8% 1/15/20		2,975,000	2,833,688
8.75% 1/15/23		6,025,000	5,362,250
Medco Health Solutions, Inc. 4.125% 9/15/20		7,486,000	7,868,639
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		500,000	497,500
5.5% 2/1/21		1,555,000	1,595,819
Tenet Healthcare Corp.:
4.3503% 6/15/20 (c)		2,550,000	2,550,000
5% 3/1/19 (c)		2,285,000	2,165,038
6.875% 11/15/31		2,130,000	1,584,188
7.5% 1/1/22 (b)(g)		2,095,000	2,153,922
UnitedHealth Group, Inc.:
2.75% 2/15/23		2,398,000	2,384,070
2.875% 3/15/23		16,114,000	16,147,098
3.35% 7/15/22		6,192,000	6,379,525
3.75% 7/15/25		19,000,000	19,710,752
4.75% 7/15/45		20,331,000	22,216,802
Universal Health Services, Inc. 4.75% 8/1/22 (b)		1,445,000	1,459,450
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,410,750
			248,185,833
Health Care Technology - 0.0%
IMS Health, Inc. 5% 10/15/26 (b)		2,715,000	2,681,063
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19		1,959,000	1,975,226
4.15% 2/1/24		3,010,000	3,140,613
			5,115,839
Pharmaceuticals - 0.9%
Actavis Funding SCS:
3% 3/12/20		13,777,000	13,979,301
3.45% 3/15/22		48,347,000	49,068,821
Bayer AG 2.375% 4/2/75 (Reg. S) (c)	EUR	2,080,000	2,066,092
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 7/15/23 (b)		5,000,000	4,450,000
Horizon Pharma PLC 6.625% 5/1/23		5,835,000	5,499,488
Horizon Pharma, Inc. 8.75% 11/1/24 (b)		1,705,000	1,728,529
Mylan N.V.:
2.25% 11/22/24 (Reg. S)	EUR	2,450,000	2,617,245
2.5% 6/7/19 (b)		16,423,000	16,344,794
3.15% 6/15/21 (b)		21,235,000	20,883,646
3.95% 6/15/26 (b)		11,126,000	10,416,862
Perrigo Co. PLC 2.3% 11/8/18		3,161,000	3,164,196
Perrigo Finance PLC:
3.5% 12/15/21		3,657,000	3,697,011
3.9% 12/15/24		5,449,000	5,312,993
4.9% 12/15/44		2,390,000	2,182,859
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21		15,311,000	14,697,978
2.8% 7/21/23		10,972,000	10,329,491
3.15% 10/1/26		13,048,000	12,067,756
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)		15,590,000	13,095,600
5.625% 12/1/21 (b)		6,120,000	4,712,400
5.875% 5/15/23 (b)		11,835,000	8,817,075
6.125% 4/15/25 (b)		3,795,000	2,808,300
6.75% 8/15/18 (b)		3,820,000	3,619,450
VPI Escrow Corp. 6.375% 10/15/20 (b)		4,185,000	3,557,250
Watson Pharmaceuticals, Inc. 1.875% 10/1/17		4,757,000	4,765,796
Zoetis, Inc.:
1.875% 2/1/18		2,006,000	2,002,871
3.25% 2/1/23		4,892,000	4,845,658
3.45% 11/13/20		5,179,000	5,299,904
			232,031,366

TOTAL HEALTH CARE			561,346,048

INDUSTRIALS - 1.2%
Aerospace & Defense - 0.2%
Arconic, Inc. 5.125% 10/1/24		9,954,000	10,153,080
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (b)		9,122,000	9,347,742
6.375% 6/1/19 (b)		8,071,000	8,826,300
DigitalGlobe, Inc. 5.25% 2/1/21 (b)		11,145,000	11,145,000
TransDigm, Inc.:
5.5% 10/15/20		4,530,000	4,648,913
6% 7/15/22		685,000	705,550
6.375% 6/15/26 (b)		3,925,000	3,993,688
6.5% 5/15/25		1,355,000	1,395,650
			50,215,923
Airlines - 0.1%
Air Canada:
6.625% 5/15/18 (b)		1,465,000	1,520,084
7.75% 4/15/21 (b)		1,470,000	1,605,975
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (b)		5,685,000	5,700,918
Allegiant Travel Co. 5.5% 7/15/19		4,985,000	5,084,700
American Airlines Group, Inc.:
4.625% 3/1/20 (b)		2,670,000	2,653,313
5.5% 10/1/19 (b)		8,970,000	9,160,613
American Airlines, Inc. pass-thru trust certificates 5.625% 1/15/21 (b)		195,089	201,429
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		185,135	203,649
6.648% 3/15/19		515,944	523,038
6.9% 7/2/19		163,630	165,070
9.25% 5/10/17		781,935	800,506
U.S. Airways Group, Inc. 6.125% 6/1/18		895,000	925,206
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18		1,690,000	1,706,900
Series 2013-1 Class B, 5.375% 5/15/23		293,009	303,264
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		870,739	888,153
8.36% 1/20/19		661,187	681,022
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19		572,378	600,997
United Continental Holdings, Inc.:
6% 12/1/20		605,000	644,325
6.375% 6/1/18		140,000	144,900
			33,514,062
Building Products - 0.1%
Building Materials Corp. of America:
5.375% 11/15/24 (b)		3,095,000	3,149,163
6% 10/15/25 (b)		3,630,000	3,775,200
Masco Corp.:
3.5% 4/1/21		1,913,000	1,923,522
4.375% 4/1/26		2,435,000	2,453,263
Shea Homes Ltd. Partnership/Corp. 5.875% 4/1/23 (b)		1,705,000	1,658,113
			12,959,261
Commercial Services & Supplies - 0.2%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (b)		2,035,000	2,014,650
APX Group, Inc.:
6.375% 12/1/19		15,160,000	15,539,000
7.875% 12/1/22		6,345,000	6,773,288
8.75% 12/1/20		12,717,000	12,462,660
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (b)		3,475,000	3,501,063
Cenveo Corp. 6% 8/1/19 (b)		325,000	288,438
Covanta Holding Corp. 5.875% 3/1/24		2,675,000	2,557,969
Garda World Security Corp.:
7.25% 11/15/21 (b)		8,485,000	7,848,625
7.25% 11/15/21 (b)		400,000	370,000
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		2,760,000	2,760,000
R.R. Donnelley & Sons Co. 6.5% 11/15/23		335,000	316,575
			54,432,268
Construction & Engineering - 0.0%
Cementos Progreso Trust 7.125% 11/6/23 (b)		570,000	598,443
Odebrecht Finance Ltd. 4.375% 4/25/25 (b)		2,300,000	1,288,000
			1,886,443
Electrical Equipment - 0.1%
General Cable Corp. 5.75% 10/1/22 (c)		3,470,000	3,313,850
Sensata Technologies BV 5% 10/1/25 (b)		2,825,000	2,782,625
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	4,090,000	4,512,157
			10,608,632
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (b)		450,000	448,875
Turk Sise ve Cam Fabrikalari A/S 4.25% 5/9/20 (Reg. S)		250,000	242,300
			691,175
Machinery - 0.0%
Xerium Technologies, Inc. 9.5% 8/15/21 (b)		5,060,000	4,946,150
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		5,055,000	4,157,738
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		2,585,000	2,223,100
			6,380,838
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	4,000,000	4,052,833
JSC Georgian Railway 7.75% 7/11/22 (b)		650,000	694,286
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (b)		570,000	604,200
			5,351,319
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18		7,271,000	7,285,658
2.625% 9/4/18		16,438,000	16,565,312
3.375% 6/1/21		10,493,000	10,660,531
3.75% 2/1/22		26,396,000	27,193,027
3.875% 4/1/21		14,814,000	15,406,560
4.25% 9/15/24		12,030,000	12,222,564
4.75% 3/1/20		11,796,000	12,528,154
Aircastle Ltd.:
5% 4/1/23		1,285,000	1,293,031
5.125% 3/15/21		1,575,000	1,657,688
6.25% 12/1/19		830,000	896,400
FLY Leasing Ltd. 6.375% 10/15/21		6,000,000	6,118,764
International Lease Finance Corp. 4.625% 4/15/21		955,000	990,813
Travis Perkins PLC 4.5% 9/7/23 (Reg. S)	GBP	2,650,000	3,262,778
United Rentals North America, Inc.:
4.625% 7/15/23		4,663,000	4,802,890
5.5% 7/15/25		2,725,000	2,745,438
			123,629,608
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (b)		1,210,230	1,299,872
10.75% 12/1/20 (Reg. S)		67,830	72,854
Global Ports Finance PLC 6.872% 1/25/22 (b)		1,260,000	1,285,200
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	1,900,000	2,758,341
Heathrow Funding Ltd. 6% 3/20/20	GBP	3,300,000	4,695,656
			10,111,923

TOTAL INDUSTRIALS			314,727,602

INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.1%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		3,435,000	3,606,750
8.625% 5/6/19 (Reg. S)		200,000	210,000
Lucent Technologies, Inc.:
6.45% 3/15/29		22,935,000	24,024,413
6.5% 1/15/28		6,207,000	6,486,315
			34,327,478
Electronic Equipment & Components - 0.1%
Amphenol Corp. 3.125% 9/15/21		4,703,000	4,777,058
Belden, Inc. 5.25% 7/15/24 (b)		865,000	860,675
Conduent Finance, Inc./Xerox Business Service LLC 10.5% 12/15/24 (b)(g)		2,245,000	2,334,800
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (b)		796,000	811,177
4.42% 6/15/21 (b)		2,400,000	2,468,494
Tyco Electronics Group SA:
2.375% 12/17/18		2,244,000	2,266,678
6.55% 10/1/17		1,383,000	1,441,396
			14,960,278
Internet Software & Services - 0.0%
Alibaba Group Holding Ltd. 3.125% 11/28/21		3,250,000	3,265,087
Rackspace Hosting, Inc. 6.5% 1/15/24 (b)		3,280,000	3,747,400
Sungard Availability Services Capital, Inc. 8.75% 4/1/22 (b)		2,785,000	1,928,613
			8,941,100
Semiconductors & Semiconductor Equipment - 0.2%
Micron Technology, Inc.:
5.25% 8/1/23 (b)		1,730,000	1,708,375
5.25% 1/15/24 (b)		2,650,000	2,590,667
5.5% 2/1/25		1,675,000	1,645,688
5.625% 1/15/26 (b)		1,285,000	1,252,875
NXP BV/NXP Funding LLC:
4.125% 6/1/21 (b)		9,955,000	10,378,088
4.625% 6/15/22 (b)		3,745,000	3,960,338
4.625% 6/1/23 (b)		2,480,000	2,616,400
Qorvo, Inc.:
6.75% 12/1/23		4,980,000	5,375,263
7% 12/1/25		5,885,000	6,385,225
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		3,025,000	3,168,688
Versum Materials, Inc. 5.5% 9/30/24 (b)		2,455,000	2,504,100
			41,585,707
Software - 0.1%
Greeneden U.S. Holdings II LLC 10% 11/30/24 (b)		3,195,000	3,346,763
Nuance Communications, Inc.:
5.375% 8/15/20 (b)		4,525,000	4,626,813
6% 7/1/24 (b)		5,095,000	5,235,113
Open Text Corp. 5.875% 6/1/26 (b)		8,370,000	8,704,800
			21,913,489
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.:
3.2% 5/13/25		20,000,000	20,122,900
4.375% 5/13/45		20,000,000	20,373,240
Hewlett Packard Enterprise Co. 6.6% 10/15/45 (b)		30,381,000	29,760,438
NCR Corp. 4.625% 2/15/21		1,465,000	1,494,300
NXP BV/NXP Funding LLC 3.875% 9/1/22 (b)		6,525,000	6,671,813
			78,422,691

TOTAL INFORMATION TECHNOLOGY			200,150,743

MATERIALS - 1.0%
Chemicals - 0.1%
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		1,560,000	1,578,720
5.75% 4/15/21 (b)		830,000	865,275
6.45% 2/3/24		680,000	706,996
LSB Industries, Inc. 8.5% 8/1/19		660,000	610,500
Mexichem S.A.B. de CV 4.875% 9/19/22 (b)		725,000	734,063
Nufarm Australia Ltd. 6.375% 10/15/19 (b)		3,605,000	3,686,113
OCP SA 5.625% 4/25/24 (b)		390,000	401,720
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,523,337
4.25% 11/15/20		3,653,000	3,872,838
			23,979,562
Construction Materials - 0.1%
CEMEX Finance LLC:
4.625% 6/15/24	EUR	200,000	211,720
6% 4/1/24 (b)		5,540,000	5,505,929
9.375% 10/12/22 (b)		985,000	1,068,725
CEMEX S.A.B. de CV:
4.375% 3/5/23 (Reg. S)	EUR	250,000	266,632
4.75% 1/11/22 (Reg. S)	EUR	1,675,000	1,815,192
5.7% 1/11/25 (b)		1,960,000	1,906,100
7.75% 4/16/26 (b)		4,100,000	4,397,250
Eagle Materials, Inc. 4.5% 8/1/26		4,025,000	3,954,563
Standard Industries, Inc. 5.125% 2/15/21 (b)		4,870,000	5,064,800
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		635,000	645,160
			24,836,071
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.8503% 12/15/19 (b)(c)		8,795,000	8,948,913
4.1557% 5/15/21 (b)(c)		5,945,000	6,063,900
4.625% 5/15/23 (b)		6,305,000	6,222,247
7.25% 5/15/24 (b)		2,190,000	2,288,550
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26 (b)		3,975,000	3,796,125
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (b)		3,665,000	3,669,581
			30,989,316
Metals & Mining - 0.7%
Alrosa Finance SA 7.75% 11/3/20 (b)		500,000	561,000
Anglo American Capital PLC:
2.5% 9/18/18	EUR	2,850,000	3,103,327
3.625% 5/14/20 (b)		14,322,000	14,322,000
4.875% 5/14/25 (b)		14,100,000	14,311,500
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(c)		7,018,000	7,526,314
6.75% 10/19/75 (b)(c)		17,432,000	19,327,730
Compania Minera Ares SAC 7.75% 1/23/21 (b)		1,730,000	1,855,425
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (b)		11,456,000	11,563,973
4.875% 11/4/44 (b)		5,532,000	5,261,092
EVRAZ Group SA:
6.5% 4/22/20 (b)		2,030,000	2,111,200
8.25% 1/28/21 (Reg. S)		2,435,000	2,665,108
9.5% 4/24/18 (Reg. S)		760,000	815,586
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		3,819,000	3,819,000
Ferrexpo Finance PLC 10.375% 4/7/19 (b)		1,747,000	1,744,816
Freeport-McMoRan, Inc.:
2.3% 11/14/17		14,626,000	14,589,435
3.55% 3/1/22		3,730,000	3,530,445
3.875% 3/15/23		465,000	437,100
4.55% 11/14/24		1,570,000	1,491,500
Gerdau Trade, Inc. 5.75% 1/30/21 (b)		460,000	475,640
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		4,355,000	4,278,788
4.875% 10/7/20 (Reg. S)		200,000	196,500
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		1,325,000	1,301,813
Lundin Mining Corp.:
7.5% 11/1/20 (b)		5,125,000	5,463,250
7.875% 11/1/22 (b)		3,615,000	3,904,200
Metinvest BV:
8.75% 2/14/18 (Reg. S)		875,048	757,410
10.5% 11/28/17 (b)		3,987,167	3,459,665
10.5% 11/28/17 (Reg. S)		929,459	806,491
Murray Energy Corp. 11.25% 4/15/21 (b)		1,300,000	923,000
Polyus Gold International Ltd.:
5.625% 4/29/20 (b)		2,210,000	2,295,169
5.625% 4/29/20 (Reg. S)		200,000	207,708
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (b)		1,600,000	1,612,000
Southern Copper Corp.:
6.75% 4/16/40		410,000	428,279
7.5% 7/27/35		1,560,000	1,790,206
Steel Dynamics, Inc.:
5.125% 10/1/21		2,205,000	2,298,713
5.25% 4/15/23		3,040,000	3,154,000
5.5% 10/1/24		3,690,000	3,902,175
6.125% 8/15/19		3,413,000	3,529,042
Urenco Finance NV 2.25% 8/5/22 (Reg. S)	EUR	1,650,000	1,867,028
Vale Overseas Ltd.:
4.375% 1/11/22		13,350,000	13,249,875
5.875% 6/10/21		775,000	812,200
6.875% 11/21/36		640,000	616,269
Vedanta Resources PLC 6% 1/31/19 (b)		2,590,000	2,598,029
			168,964,001
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (b)(e)		1,365,000	0

TOTAL MATERIALS			248,768,950

REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		2,884,000	2,873,058
4.6% 4/1/22		4,896,000	5,189,187
alstria office REIT-AG 2.25% 3/24/21 (Reg. S)	EUR	2,800,000	3,132,334
American Campus Communities Operating Partnership LP 3.75% 4/15/23		3,491,000	3,519,933
AvalonBay Communities, Inc.:
3.625% 10/1/20		5,005,000	5,201,551
4.2% 12/15/23		12,000,000	12,653,136
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	14,968,093
Camden Property Trust:
2.95% 12/15/22		6,621,000	6,502,630
4.25% 1/15/24		9,191,000	9,513,080
Carmila SAS 2.375% 9/16/24 (Reg. S)	EUR	1,600,000	1,788,935
CBL & Associates LP 4.6% 10/15/24		272,000	256,221
CommonWealth REIT 5.875% 9/15/20		2,130,000	2,281,918
Corporate Office Properties LP 5% 7/1/25		8,095,000	8,290,405
DDR Corp.:
3.625% 2/1/25		7,690,000	7,415,206
4.25% 2/1/26		6,601,000	6,601,819
4.625% 7/15/22		20,268,000	21,447,294
4.75% 4/15/18		11,273,000	11,628,708
7.5% 4/1/17		5,574,000	5,677,364
7.875% 9/1/20		323,000	376,813
Duke Realty LP:
3.25% 6/30/26		3,140,000	3,034,609
3.625% 4/15/23		6,287,000	6,368,002
3.75% 12/1/24		5,408,000	5,474,302
3.875% 10/15/22		17,388,000	18,113,445
4.375% 6/15/22		10,999,000	11,731,500
6.5% 1/15/18		3,795,000	3,987,183
6.75% 3/15/20		10,379,000	11,675,441
Equity One, Inc. 3.75% 11/15/22		18,100,000	18,527,269
ERP Operating LP:
2.375% 7/1/19		8,777,000	8,848,638
4.625% 12/15/21		17,159,000	18,634,863
4.75% 7/15/20		7,700,000	8,278,871
Federal Realty Investment Trust 5.9% 4/1/20		2,504,000	2,775,569
Health Care REIT, Inc.:
2.25% 3/15/18		5,151,000	5,175,854
4% 6/1/25		11,717,000	11,964,053
4.7% 9/15/17		1,538,000	1,573,995
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	622,406
HRPT Properties Trust:
6.25% 6/15/17		1,232,000	1,233,489
6.65% 1/15/18		867,000	889,122
Lexington Corporate Properties Trust 4.4% 6/15/24		4,608,000	4,518,932
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26		1,405,000	1,317,188
6.375% 3/1/24		2,250,000	2,306,250
Omega Healthcare Investors, Inc.:
4.375% 8/1/23		42,087,000	41,403,297
4.5% 1/15/25		4,655,000	4,549,955
4.5% 4/1/27		50,980,000	48,757,782
4.95% 4/1/24		17,495,000	17,714,667
5.25% 1/15/26		29,233,000	29,944,999
5.875% 3/15/24		290,000	298,726
Retail Opportunity Investments Partnership LP:
4% 12/15/24		3,376,000	3,246,159
5% 12/15/23		2,030,000	2,084,307
Senior Housing Properties Trust 6.75% 4/15/20		250,000	271,122
Simon Property Group LP 4.125% 12/1/21		7,287,000	7,774,143
VEREIT Operating Partnership LP:
4.125% 6/1/21		1,770,000	1,814,250
4.875% 6/1/26		1,770,000	1,814,250
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,724,977
WP Carey, Inc. 4% 2/1/25		21,616,000	20,815,689
			459,582,989
Real Estate Management & Development - 1.5%
Aroundtown Property Holdings PLC 1.5% 7/15/24 (Reg. S)	EUR	5,400,000	5,449,421
Brandywine Operating Partnership LP:
3.95% 2/15/23		23,268,000	23,202,384
4.1% 10/1/24		15,881,000	15,673,483
4.55% 10/1/29		15,881,000	15,536,271
4.95% 4/15/18		12,690,000	13,161,751
5.7% 5/1/17		7,049,000	7,160,832
CBRE Group, Inc. 5% 3/15/23		465,000	480,260
Deutsche Annington Finance BV 5% 10/2/23 (b)		5,800,000	6,091,514
Digital Realty Trust LP:
3.4% 10/1/20		17,707,000	18,106,700
3.625% 10/1/22		9,206,000	9,320,679
3.95% 7/1/22		11,840,000	12,226,469
4.75% 10/1/25		30,612,000	31,941,969
5.25% 3/15/21		5,708,000	6,215,635
Essex Portfolio LP:
3.875% 5/1/24		8,802,000	8,932,604
5.5% 3/15/17		3,597,000	3,635,794
Host Hotels & Resorts LP 4.75% 3/1/23		150,000	156,198
Howard Hughes Corp. 6.875% 10/1/21 (b)		360,000	379,584
Hunt Companies, Inc. 9.625% 3/1/21 (b)		870,000	896,100
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		5,000	5,650
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		770,000	818,125
Liberty Property LP:
3.25% 10/1/26		8,560,000	8,147,964
3.375% 6/15/23		8,174,000	8,115,842
4.125% 6/15/22		14,880,000	15,436,482
4.4% 2/15/24		13,017,000	13,612,866
4.75% 10/1/20		11,282,000	12,004,082
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	9,239,675
3.15% 5/15/23		14,735,000	13,335,219
4.5% 4/18/22		17,365,000	17,522,744
Mid-America Apartments LP:
4% 11/15/25		4,704,000	4,760,058
4.3% 10/15/23		2,224,000	2,322,098
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,544,467
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		235,000	240,875
SELP Finance SARL 1.25% 10/25/23 (Reg. S)	EUR	1,900,000	1,961,709
Tanger Properties LP:
3.125% 9/1/26		11,019,000	10,364,240
3.75% 12/1/24		21,455,000	21,472,808
3.875% 12/1/23		4,812,000	4,888,482
6.125% 6/1/20		14,318,000	15,895,844
Ventas Realty LP:
3.125% 6/15/23		5,458,000	5,348,294
3.5% 2/1/25		5,961,000	5,871,913
3.75% 5/1/24		20,000,000	20,165,620
4.125% 1/15/26		5,557,000	5,682,783
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	8,067,042
4% 4/30/19		3,747,000	3,892,297
4.25% 3/1/22		300,000	318,223
			390,603,050

TOTAL REAL ESTATE			850,186,039

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.5%
Altice Financing SA:
6.5% 1/15/22 (b)		6,250,000	6,441,406
6.625% 2/15/23 (b)		2,780,000	2,821,700
7.5% 5/15/26 (b)		6,230,000	6,315,663
Altice Finco SA:
7.625% 2/15/25 (b)		3,995,000	3,925,088
9.875% 12/15/20 (b)		6,135,000	6,449,419
American Electric Power Co., Inc. 1.65% 12/15/17		5,213,000	5,216,915
AT&T, Inc.:
2.45% 6/30/20		11,294,000	11,179,818
3% 6/30/22		29,259,000	28,691,990
3.4% 5/15/25		39,520,000	37,978,680
3.6% 2/17/23		27,844,000	27,856,335
4.75% 5/15/46		12,191,000	11,356,502
4.8% 6/15/44		15,000,000	14,038,260
5.875% 10/1/19		5,944,000	6,498,920
6.3% 1/15/38		16,665,000	18,705,546
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	50,483
CenturyLink, Inc.:
5.15% 6/15/17		972,000	976,860
6% 4/1/17		2,432,000	2,465,440
6.15% 9/15/19		6,992,000	7,429,000
Embarq Corp. 7.995% 6/1/36		1,662,000	1,595,686
GTH Finance BV:
6.25% 4/26/20 (b)		1,540,000	1,597,750
7.25% 4/26/23 (b)		3,955,000	4,202,188
Sable International Finance Ltd. 6.875% 8/1/22 (b)		10,030,000	10,406,125
SBA Communications Corp. 4.875% 9/1/24 (b)		10,280,000	9,907,350
SFR Group SA:
6% 5/15/22 (b)		4,550,000	4,584,125
6.25% 5/15/24 (b)		3,140,000	3,104,675
7.375% 5/1/26 (b)		2,380,000	2,374,050
Sprint Capital Corp. 6.875% 11/15/28		19,345,000	18,607,956
TDC A/S 3.5% 2/26/3015 (Reg. S) (c)	EUR	1,550,000	1,556,194
Telecom Italia Capital SA:
6% 9/30/34		5,580,000	5,217,300
6.375% 11/15/33		4,265,000	4,073,075
Telecom Italia SpA:
3.625% 5/25/26 (Reg. S)	EUR	1,900,000	2,018,749
5.303% 5/30/24 (b)		1,350,000	1,329,750
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		990,000	1,007,820
Verizon Communications, Inc.:
2.625% 2/21/20		21,379,000	21,522,261
4.5% 9/15/20		36,000,000	38,425,932
5.012% 8/21/54		55,038,000	54,121,342
6.25% 4/1/37		2,348,000	2,741,969
Wind Acquisition Finance SA:
4.75% 7/15/20 (b)		3,205,000	3,208,205
7% 4/23/21 (Reg S.)	EUR	4,300,000	4,705,469
7.375% 4/23/21 (b)		3,060,000	3,121,200
			397,827,196
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV 3.125% 7/16/22		9,218,000	9,036,995
Comcel Trust 6.875% 2/6/24 (b)		775,000	773,063
Digicel Group Ltd. 6.75% 3/1/23 (b)		560,000	481,600
Intelsat Jackson Holdings SA 7.25% 10/15/20		1,905,000	1,388,269
MetroPCS Wireless, Inc. 6.625% 11/15/20		3,975,000	4,064,438
Millicom International Cellular SA:
4.75% 5/22/20 (b)		650,000	653,250
6% 3/15/25 (b)		1,375,000	1,338,906
6.625% 10/15/21 (b)		2,575,000	2,707,741
MTS International Funding Ltd. 8.625% 6/22/20 (b)		225,000	258,294
Neptune Finco Corp.:
10.125% 1/15/23 (b)		9,665,000	11,138,913
10.875% 10/15/25 (b)		3,075,000	3,582,375
Sprint Communications, Inc.:
7% 3/1/20 (b)		2,335,000	2,511,573
9% 11/15/18 (b)		2,225,000	2,444,719
Sprint Corp.:
7.25% 9/15/21		7,925,000	8,123,125
7.625% 2/15/25		9,855,000	10,015,144
7.875% 9/15/23		12,075,000	12,467,438
T-Mobile U.S.A., Inc.:
6% 3/1/23		4,060,000	4,252,850
6% 4/15/24		3,580,000	3,759,000
6.375% 3/1/25		15,125,000	16,164,844
6.464% 4/28/19		1,520,000	1,544,700
6.5% 1/15/24		6,085,000	6,501,397
6.625% 4/1/23		12,185,000	12,885,638
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		480,000	487,200
Telesat Canada/Telesat LLC 8.875% 11/15/24 (b)		1,810,000	1,848,463
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)		880,000	973,456
Vodafone Group PLC 3% 8/12/56 (Reg. S)	GBP	2,350,000	2,379,430
			121,782,821

TOTAL TELECOMMUNICATION SERVICES			519,610,017

UTILITIES - 2.7%
Electric Utilities - 1.4%
American Electric Power Co., Inc. 2.95% 12/15/22		4,935,000	4,984,518
DPL, Inc. 6.75% 10/1/19		2,490,000	2,552,250
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)		29,344,000	32,889,195
6.4% 9/15/20 (b)		25,897,000	29,009,975
EDF SA 4.125% (Reg. S) (c)(f)	EUR	2,400,000	2,509,301
Edison International 3.75% 9/15/17		6,674,000	6,793,985
EDP Finance BV 1.125% 2/12/24 (Reg. S)	EUR	3,900,000	3,875,271
Eversource Energy:
1.45% 5/1/18		3,325,000	3,310,350
2.8% 5/1/23		15,104,000	14,774,234
Exelon Corp.:
1.55% 6/9/17		3,319,000	3,319,488
2.85% 6/15/20		4,888,000	4,950,073
FirstEnergy Corp.:
2.75% 3/15/18		36,397,000	36,686,101
4.25% 3/15/23		31,243,000	32,355,407
7.375% 11/15/31		64,123,000	79,906,748
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	7,875,660
IPALCO Enterprises, Inc. 3.45% 7/15/20		27,495,000	27,838,688
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		600,000	719,250
LG&E and KU Energy LLC 3.75% 11/15/20		1,450,000	1,512,620
Monongahela Power Co. 4.1% 4/15/24 (b)		3,982,000	4,162,468
Nevada Power Co. 6.5% 5/15/18		790,000	846,168
NRG Yield Operating LLC 5% 9/15/26 (b)		3,945,000	3,737,888
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		8,941,191	9,589,427
NV Energy, Inc. 6.25% 11/15/20		3,500,000	3,975,363
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	787,375
PG&E Corp. 2.4% 3/1/19		1,683,000	1,693,512
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	7,236,472
Progress Energy, Inc. 4.4% 1/15/21		12,059,000	12,818,452
RJS Power Holdings LLC 4.625% 7/15/19 (b)(c)		8,575,000	8,156,969
TECO Finance, Inc. 5.15% 3/15/20		3,761,000	4,040,856
Western Power Distribution Holdings Ltd. 5.25% 1/17/23	GBP	3,300,000	4,898,953
Western Power Distribution Ltd. 3.625% 11/6/23 (Reg. S)	GBP	1,650,000	2,204,305
			360,011,322
Gas Utilities - 0.1%
Ferrellgas LP/Ferrellgas Finance Corp.:
6.75% 1/15/22		95,000	89,538
6.75% 6/15/23 (c)		1,800,000	1,674,000
National Grid Gas Finance PLC 1.125% 9/22/21 (Reg. S)	GBP	4,400,000	5,426,169
Southern Natural Gas Co. 5.9% 4/1/17 (b)(c)		442,000	448,211
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,872,511
			11,510,429
Independent Power and Renewable Electricity Producers - 0.5%
Calpine Corp. 5.25% 6/1/26 (b)		3,765,000	3,680,288
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		67,644,000	69,504,210
Dynegy, Inc.:
7.375% 11/1/22		4,210,000	3,999,500
7.625% 11/1/24		16,810,000	15,465,200
8% 1/15/25 (b)		1,000,000	920,000
Emera U.S. Finance LP:
2.15% 6/15/19 (b)		5,136,000	5,134,773
2.7% 6/15/21 (b)		5,055,000	5,020,277
3.55% 6/15/26 (b)		8,087,000	7,934,609
Listrindo Capital BV 4.95% 9/14/26 (b)		820,000	798,578
NRG Energy, Inc. 6.25% 5/1/24		4,290,000	4,150,575
PPL Energy Supply LLC 6.5% 6/1/25		1,180,000	932,200
TerraForm Power Operating LLC 9.375% 2/1/23 (b)(c)		3,475,000	3,554,230
The AES Corp.:
3.8421% 6/1/19 (c)		1,359,000	1,348,808
4.875% 5/15/23		6,125,000	5,941,250
6% 5/15/26		3,855,000	3,787,538
			132,172,036
Multi-Utilities - 0.7%
Berkshire Hathaway Energy Co. 2% 11/15/18		12,172,000	12,241,746
Dominion Resources, Inc.:
3.1377% 9/30/66 (c)		35,229,000	27,091,101
3.6627% 6/30/66 (c)		10,345,000	9,476,020
NiSource Finance Corp.:
5.25% 2/15/43		12,739,000	13,968,275
5.45% 9/15/20		11,473,000	12,533,759
5.8% 2/1/42		6,336,000	7,387,085
5.95% 6/15/41		11,832,000	13,742,359
6.4% 3/15/18		1,228,000	1,296,622
6.8% 1/15/19		6,774,000	7,420,958
Puget Energy, Inc.:
6% 9/1/21		15,565,000	17,518,485
6.5% 12/15/20		5,125,000	5,798,958
RWE AG 7% 10/12/72 (Reg. S) (c)		3,650,000	3,723,000
Sempra Energy:
2.3% 4/1/17		14,116,000	14,151,163
2.875% 10/1/22		5,760,000	5,739,108
6% 10/15/39		15,009,000	17,712,091
Wisconsin Energy Corp. 6.25% 5/15/67 (c)		3,860,000	3,358,200
			173,158,930
Water Utilities - 0.0%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (c)	GBP	2,821,000	3,590,641

TOTAL UTILITIES			680,443,358

TOTAL NONCONVERTIBLE BONDS
(Cost $10,073,104,689)			10,208,575,412

U.S. Government and Government Agency Obligations - 26.6%
U.S. Treasury Inflation-Protected Obligations - 6.1%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		$230,681,250	$219,893,121
1% 2/15/46		144,054,910	146,907,042
1.375% 2/15/44		137,237,357	151,597,419
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		168,034,461	165,282,325
0.125% 7/15/26		193,483,120	187,874,406
0.25% 1/15/25		76,448,250	75,300,585
0.375% 7/15/25		403,860,224	402,512,816
0.625% 1/15/26		203,212,000	205,855,226

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			1,555,222,940

U.S. Treasury Obligations - 20.5%
U.S. Treasury Bonds:
2.5% 2/15/45 (h)(i)		1,120,000	1,001,131
2.5% 2/15/46		987,000	879,587
2.875% 11/15/46		555,239,000	537,193,733
3% 5/15/45		145,382,000	143,967,869
3% 11/15/45		207,323,000	205,152,536
U.S. Treasury Notes:
0.75% 2/15/19		2,250,000	2,229,433
1.125% 6/30/21		250,000	242,197
1.25% 3/31/21		1,180,775,000	1,154,161,407
1.25% 10/31/21		707,204,000	686,485,044
1.375% 4/30/20		21,276,000	21,150,514
1.375% 4/30/21		484,800,000	475,937,371
1.5% 8/15/26		426,568,000	393,292,283
1.625% 7/31/20		4,593,000	4,591,204
1.625% 2/15/26		2,949,000	2,762,499
1.625% 5/15/26		25,750,000	24,068,216
1.75% 12/31/20		600,000,000	600,234,600
2% 8/15/25 (h)(j)		5,305,000	5,151,654
2% 11/15/26		148,240,000	143,173,157
2.125% 11/30/23		848,275,000	844,099,790
2.25% 11/15/25 (h)		1,800,000	1,781,509

TOTAL U.S. TREASURY OBLIGATIONS			5,247,555,734

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $6,927,539,581)			6,802,778,674

U.S. Government Agency - Mortgage Securities - 17.7%
Fannie Mae - 11.1%
2.38% 1/1/35 (c)		2,933	3,031
2.408% 1/1/35 (c)		202,244	209,008
2.415% 10/1/33 (c)		1,996	2,058
2.434% 10/1/33 (c)		301,513	313,961
2.439% 2/1/33 (c)		801	827
2.445% 3/1/35 (c)		22,173	22,935
2.459% 12/1/34 (c)		52,188	53,955
2.5% 5/1/27 to 8/1/43		83,258,165	83,063,571
2.5% 12/1/31 (g)		52,500,000	52,700,975
2.5% 10/1/34 (c)		1,337	1,374
2.53% 1/1/35 (c)		144,065	149,831
2.532% 7/1/35 (c)		17,852	18,496
2.54% 6/1/42 (c)		245,719	254,730
2.566% 10/1/33 (c)		15,341	15,867
2.57% 4/1/37 (c)		81,424	84,793
2.6% 6/1/47 (c)		93,101	98,196
2.615% 12/1/34 (c)		8,276	8,631
2.662% 2/1/36 (c)		313,837	330,911
2.666% 3/1/40 (c)		340,069	358,773
2.685% 12/1/39 (c)		188,360	199,304
2.69% 3/1/37 (c)		25,716	26,914
2.691% 7/1/35 (c)		91,817	96,495
2.695% 12/1/35 (c)		232,521	245,458
2.695% 2/1/42 (c)		1,481,786	1,539,689
2.728% 3/1/33 (c)		76,859	80,244
2.73% 7/1/34 (c)		30,753	31,976
2.761% 6/1/36 (c)		258,839	273,654
2.761% 1/1/42 (c)		1,569,436	1,632,459
2.786% 10/1/33 (c)		85,387	90,149
2.8% 5/1/36 (c)		160,716	169,343
2.802% 6/1/36 (c)		139,985	146,202
2.815% 9/1/36 (c)		35,029	36,582
2.822% 11/1/36 (c)		69,305	72,801
2.833% 3/1/35 (c)		49,305	52,057
2.861% 9/1/36 (c)		69,988	73,205
2.943% 9/1/41 (c)		146,522	152,199
2.964% 5/1/35 (c)		175,354	183,937
2.969% 5/1/36 (c)		112,481	118,662
2.973% 11/1/40 (c)		122,994	129,501
2.975% 10/1/41 (c)		74,127	77,048
2.985% 7/1/34 (c)		192,835	204,469
3% 12/1/26 to 9/1/46		321,368,747	322,666,628
3% 12/1/31 (g)		4,600,000	4,729,016
3% 12/1/46 (g)		5,500,000	5,471,211
3% 12/1/46 (g)		111,200,000	110,617,935
3% 12/1/46 (g)		4,850,000	4,824,613
3% 12/1/46 (g)		45,500,000	45,261,835
3% 12/1/46 (g)		53,700,000	53,418,913
3% 12/1/46 (g)		68,300,000	67,942,490
3% 12/1/46 (g)		31,900,000	31,733,023
3% 12/1/46 (g)		15,000,000	14,921,484
3% 12/1/46 (g)		80,000,000	79,581,248
3% 12/1/46 (g)		44,300,000	44,068,116
3% 12/1/46 (g)		43,800,000	43,570,733
3.032% 8/1/41 (c)		744,752	770,947
3.059% 9/1/35 (c)		53,055	54,960
3.065% 9/1/41 (c)		271,320	288,625
3.14% 7/1/37 (c)		160,210	170,294
3.236% 7/1/41 (c)		228,118	239,916
3.352% 10/1/41 (c)		126,978	132,729
3.468% 12/1/40 (c)		10,335,289	10,859,501
3.5% 3/1/25 to 11/1/46		646,937,763	667,695,033
3.5% 12/1/46 (g)		31,100,000	31,904,227
3.5% 12/1/46 (g)		18,750,000	19,234,864
3.5% 12/1/46 (g)		49,850,000	51,139,091
3.5% 12/1/46 (g)		11,700,000	12,002,555
3.5% 12/1/46 (g)		2,350,000	2,410,770
3.54% 7/1/41 (c)		289,323	301,826
4% 9/1/24 to 8/1/46		415,543,084	439,234,682
4% 12/1/46 (g)		109,500,000	115,188,864
4% 12/1/46 (g)		15,750,000	16,568,261
4% 12/1/46 (g)		99,000,000	104,143,357
4.5% 6/1/33 to 4/1/45		144,594,777	156,609,643
5% 3/1/18 to 3/1/45		158,346,699	175,398,853
5.202% 7/1/37 (c)		38,701	40,626
5.255% 8/1/41		2,633,780	2,893,400
5.5% 12/1/17 to 3/1/41		30,279,056	34,128,001
6% 2/1/17 to 1/1/42		14,733,548	16,812,616
6.309% 2/1/39		5,687,294	6,249,773
6.5% 1/1/17 to 4/1/37		6,429,003	7,369,694
7% 9/1/21 to 7/1/37		1,390,567	1,605,019
7.5% 6/1/25 to 2/1/32		603,670	704,760
8% 12/1/17 to 3/1/37		13,937	16,736
8.5% 1/1/17 to 6/1/22		351	390
9.5% 6/1/18 to 9/1/21		9,563	10,073

TOTAL FANNIE MAE			2,846,311,602

Freddie Mac - 4.4%
2% 8/1/37 (c)		34,809	35,447
2.2% 3/1/37 (c)		16,859	17,463
2.415% 1/1/36 (c)		80,403	83,155
2.478% 3/1/36 (c)		154,086	159,692
2.5% 7/1/31		7,078,692	7,115,468
2.555% 2/1/37 (c)		175,053	181,822
2.57% 3/1/35 (c)		67,756	69,759
2.59% 3/1/36 (c)		169,285	176,312
2.603% 6/1/33 (c)		198,837	207,959
2.625% 5/1/37 (c)		34,348	36,331
2.66% 8/1/37 (c)		77,817	81,170
2.668% 4/1/37 (c)		37,027	39,045
2.72% 12/1/35 (c)		163,262	169,385
2.792% 11/1/35 (c)		146,775	152,906
2.885% 6/1/37 (c)		24,364	25,631
2.888% 6/1/33 (c)		565,456	596,440
2.899% 3/1/35 (c)		909,981	964,706
2.915% 6/1/37 (c)		226,514	238,806
2.925% 6/1/37 (c)		28,864	30,033
2.936% 5/1/37 (c)		43,878	45,704
2.953% 10/1/35 (c)		122,137	127,888
2.989% 4/1/36 (c)		183,095	192,791
3% 10/1/28 to 6/1/46		152,423,232	153,925,909
3% 12/1/46 (g)		36,700,000	36,482,094
3% 12/1/46 (g)		55,650,000	55,319,578
3% 12/1/46 (g)		27,900,000	27,734,344
3% 12/1/46 (g)		45,300,000	45,031,031
3.021% 10/1/36 (c)		303,085	318,383
3.07% 9/1/41 (c)		1,401,136	1,454,868
3.072% 6/1/37 (c)		48,995	51,734
3.072% 10/1/42 (c)		1,536,404	1,614,104
3.075% 12/1/36 (c)		304,584	324,587
3.139% 3/1/33 (c)		2,014	2,133
3.17% 6/1/36 (c)		48,164	51,086
3.183% 9/1/41 (c)		172,323	179,512
3.22% 4/1/37 (c)		8,560	9,097
3.221% 4/1/41 (c)		152,267	158,026
3.28% 6/1/41 (c)		183,415	192,987
3.295% 7/1/36 (c)		64,794	69,049
3.309% 7/1/41 (c)		881,514	918,295
3.404% 5/1/41 (c)		140,156	149,114
3.428% 12/1/40 (c)		5,505,184	5,760,304
3.5% 3/1/32 to 9/1/46 (i)(k)		430,946,603	445,237,986
3.5% 12/1/46 (g)		8,600,000	8,814,664
3.621% 6/1/41 (c)		228,467	240,193
3.666% 5/1/41 (c)		212,376	223,675
3.849% 10/1/35 (c)		134,143	142,953
4% 7/1/31 to 4/1/46		246,242,406	260,055,108
4.5% 6/1/25 to 1/1/45		25,320,273	27,377,736
5% 6/1/20 to 7/1/41		26,466,175	29,416,936
5.139% 4/1/38 (c)		168,908	178,629
5.5% 10/1/17 to 3/1/41		11,427,782	12,838,001
6% 2/1/17 to 12/1/37		2,930,054	3,311,373
6.5% 3/1/17 to 9/1/39		4,093,927	4,676,155
7% 6/1/21 to 9/1/36		1,296,474	1,503,591
7.5% 1/1/27 to 6/1/32		24,324	28,594
8% 4/1/17 to 1/1/37		36,245	43,059
8.5% 9/1/19 to 1/1/28		40,164	46,724
9% 10/1/20		46	49
9.5% 5/1/21 to 7/1/21		213	231
10% 11/15/18 to 11/1/20		79	86
11% 7/1/19 to 9/1/20		27	29

TOTAL FREDDIE MAC			1,134,629,920

Ginnie Mae - 2.2%
3% 6/15/42 to 9/20/46		60,883,551	62,048,627
3% 12/1/46 (g)		5,030,000	5,103,870
3.5% 11/15/40 to 6/20/46		256,182,030	267,590,195
4% 5/20/33 to 7/20/45		100,466,845	107,273,993
4.5% 6/20/33 to 8/15/41		65,978,161	71,873,481
5% 12/15/32 to 9/15/41		28,040,468	31,368,344
5.5% 4/15/29 to 9/15/39		4,588,536	5,257,726
6% 10/15/30 to 11/15/39		690,368	784,192
6.5% 3/20/31 to 11/15/37		386,446	444,313
7% 10/15/22 to 3/15/33		1,242,318	1,452,089
7.5% 4/15/17 to 9/15/31		567,362	654,456
8% 4/15/17 to 11/15/29		185,631	212,881
8.5% 10/15/21 to 1/15/31		35,897	42,544
9% 8/15/19 to 1/15/23		1,323	1,433
9.5% 12/15/20 to 2/15/25		513	563
10.5% 10/20/17 to 1/15/18		455	467
11% 9/20/19		551	601

TOTAL GINNIE MAE			554,109,775

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,586,113,777)			4,535,051,297

Asset-Backed Securities - 0.6%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.239% 4/25/35 (c)		$664,344	$631,402
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.184% 3/25/34 (c)		241,798	243,292
Airspeed Ltd. Series 2007-1A Class C1, 3.0382% 6/15/32 (b)(c)		3,138,728	849,026
American Credit Acceptance Receivable Trust Series 2016-1A Class A, 2.37% 5/12/20 (b)		5,330,958	5,348,450
American Homes 4 Rent:
Series 2014-SFR1 Class E, 3.0346% 6/17/31 (b)(c)		1,265,000	1,256,686
Series 2014-SFR2 Class E, 6.231% 10/17/36 (b)		147,000	156,167
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		428,000	460,041
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		599,438	611,629
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		981,000	1,029,431
Class XS, 0% 10/17/45 (b)(c)(l)		692,269	7
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.584% 12/25/33 (c)		40,935	39,252
Series 2004-R2 Class M3, 1.359% 4/25/34 (c)		89,819	74,783
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.314% 3/25/34 (c)		47,932	46,085
Series 2004-W11 Class M2, 1.584% 11/25/34 (c)		542,396	536,092
Series 2004-W7 Class M1, 1.359% 5/25/34 (c)		1,340,415	1,280,758
Series 2006-W4 Class A2C, 0.694% 5/25/36 (c)		1,115,966	378,171
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.359% 4/25/34 (c)		1,500,253	1,356,317
Series 2006-HE2 Class M1, 0.904% 3/25/36 (c)		17,851	203
Avis Budget Rental Car Funding (AESOP) LLC:
Series 2012-2A Class A, 2.802% 5/20/18 (b)		8,445,000	8,472,018
Series 2012-3A Class A, 2.1% 3/20/19 (b)		9,200,000	9,214,346
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)		46,134,000	46,322,134
Class AA, 2.487% 12/16/41 (b)		11,094,000	11,101,566
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.674% 12/25/36 (c)		1,802,588	1,141,855
Citi Held For Asset Issuance Series 2015-PM33 Class A, 2.56% 5/16/22 (b)		2,727,246	2,728,544
Citi Held For Asset Issuance 2 Series 2015-PM2 Class A, 2% 3/15/22 (b)		3,772,970	3,774,264
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.8342% 3/25/32 (c)		3,192	3,167
Series 2004-3 Class M4, 2.047% 4/25/34 (c)		58,089	54,067
Series 2004-4 Class M2, 1.387% 6/25/34 (c)		87,367	83,271
Series 2004-7 Class AF5, 5.868% 1/25/35		1,884,196	1,929,158
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		227,508	235,511
Fannie Mae Series 2004-T5 Class AB3, 1.2774% 5/28/35 (c)		38,916	33,804
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.709% 8/25/34 (c)		261,082	247,452
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.359% 3/25/34 (c)		5,800	4,938
Flagship Credit Auto Trust Series 2015-3 Class A, 2.34% 10/15/20 (b)		6,311,324	6,344,013
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.269% 1/25/35 (c)		948,695	875,044
Class M4, 1.554% 1/25/35 (c)		347,133	189,194
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.3101% 2/25/47 (b)(c)		1,033,051	863,465
GE Business Loan Trust Series 2006-2A:
Class A, 0.7182% 11/15/34 (b)(c)		539,008	499,849
Class B, 0.8182% 11/15/34 (b)(c)		194,706	173,813
Class C, 0.9182% 11/15/34 (b)(c)		323,593	284,322
Class D, 1.2882% 11/15/34 (b)(c)		122,879	105,518
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)		75,390	5,111
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.854% 8/25/33 (c)		236,807	221,859
Series 2003-3 Class M1, 1.824% 8/25/33 (c)		385,811	372,674
Series 2003-5 Class A2, 1.234% 12/25/33 (c)		32,929	31,424
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.724% 1/25/37 (c)		1,522,035	1,118,676
Invitation Homes Trust:
Series 2013-SFR1 Class F, 4.174% 12/17/30 (b)(c)		590,000	586,464
Series 2014-SFR1 Class F, 4.2846% 6/17/31 (b)(c)		557,000	552,984
Series 2014-SFR3 Class E, 5.0346% 12/17/31 (b)(c)		206,000	206,292
Series 2014-SRF2 Class F, 4.5346% 9/17/31 (b)(c)		335,000	334,520
Series 2015-SFR2 Class E, 3.6807% 6/17/32 (b)(c)		485,000	488,950
Series 2015-SFR3 Class E, 4.2846% 8/17/32 (b)(c)		5,116,000	5,133,534
Series 2015-SRF1 Class E, 4.735% 3/17/32 (b)(c)		624,000	627,811
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.834% 7/25/36 (c)		155,116	90,831
Series 2007-CH1 Class AF3, 5.532% 11/25/36		3,751,803	3,758,569
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9601% 12/27/29 (c)		8,403	8,387
Series 2006-A Class 2C, 2.0029% 3/27/42 (c)		3,243,000	1,635,639
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.694% 11/25/36 (c)		4,361,179	2,043,665
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.834% 5/25/37 (c)		275,927	3,466
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.284% 7/25/34 (c)		97,150	85,311
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.509% 7/25/34 (c)		170,512	163,607
Series 2006-FF1 Class M2, 0.824% 8/25/36 (c)		13,300,000	13,109,337
Series 2006-FM1 Class A2B, 0.644% 4/25/37 (c)		2,755	1,573
Series 2006-OPT1 Class A1A, 1.054% 6/25/35 (c)		1,343,382	1,296,874
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.214% 8/25/34 (c)		57,368	52,101
Series 2004-NC6 Class M3, 2.709% 7/25/34 (c)		14,121	13,880
Series 2004-NC8 Class M6, 2.409% 9/25/34 (c)		16,083	15,133
Series 2005-NC1 Class M1, 1.194% 1/25/35 (c)		190,436	177,802
Series 2005-NC2 Class B1, 2.289% 3/25/35 (c)		155,719	5,747
Nationstar HECM Loan Trust Series 2016-1A Class A, 2.9813% 2/25/26 (b)		10,405,801	10,424,125
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.044% 9/25/35 (c)		1,426,957	1,351,440
OneMain Financial Issuance Trust Series 2014-1A Class A, 2.43% 6/18/24 (b)		1,896,302	1,897,035
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.409% 9/25/34 (c)		532,582	509,372
Class M4, 2.709% 9/25/34 (c)		683,353	450,239
Series 2005-WCH1 Class M4, 1.779% 1/25/36 (c)		1,475,804	1,403,893
Progress Residential Trust Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)		168,000	172,381
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.334% 4/25/33 (c)		5,108	4,587
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.329% 3/25/35 (c)		597,517	562,765
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.8003% 6/15/33 (c)		368,976	355,785
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.259% 9/25/34 (c)		36,291	32,282
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.394% 9/25/34 (c)		28,819	26,743
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.2164% 4/6/42 (b)(c)		2,573,000	1,144,985
Tricon American Homes Trust Series 2016-SFR1:
Class B, 2.989% 11/17/33 (b)		517,000	506,005
Class F, 6.038% 11/17/33 (b)		456,000	447,948
Vericrest Opportunity Loan Trust Series 2014-NP11 Class A1, 3.875% 4/25/55 (b)		2,302,781	2,313,927
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 1.131% 11/21/40 (b)(c)		48,200	48,080
Class D, 1.661% 11/21/40 (b)(c)		305,000	257,725
TOTAL ASSET-BACKED SECURITIES
(Cost $156,257,674)			163,030,643

Collateralized Mortgage Obligations - 1.9%
Private Sponsor - 0.5%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 0.6653% 6/27/36 (b)(c)		13,351,862	12,926,110
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 3.1591% 12/26/35 (b)(c)		2,604,577	2,630,074
BCAP LLC Trust sequential payer:
Series 2012-RR5 Class 8A5, 0.7318% 7/26/36 (b)(c)		2,174,975	2,086,910
Series 2013-RR4 Class 2A1, 3.1631% 5/26/47 (b)(c)		6,018,935	6,067,314
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1.152% 1/25/35 (c)		768,967	759,771
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(c)		9,383,494	9,379,634
Credit Suisse Commercial Mortgage Trust Series 2014-15R Class 7A3, 1.4833% 10/26/37 (b)(c)		417,649	411,725
CSMC:
floater Series 2015-1R Class 6A1, 0.8039% 5/27/37 (b)(c)		10,021,966	9,487,310
Series 2011-2R Class 2A1, 2.6521% 7/27/36 (b)		5,154,203	5,158,204
Series 2014-3R Class 2A1, 1.2253% 5/27/37 (b)(c)		1,226,493	1,180,802
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0317% 10/25/34 (c)		421,349	411,444
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3583% 12/25/46 (b)(c)		910,000	987,244
Series 2010-K7 Class B, 5.4443% 4/25/20 (b)(c)		1,000,000	1,090,954
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 2.562% 3/25/37 (c)		647,704	650,465
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.9717% 8/25/36 (c)		949,214	857,830
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.762% 2/25/37 (c)		2,480,171	2,329,950
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (b)		13,275	13,283
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (b)		7,262,325	7,265,230
Nomura Resecuritization Trust sequential payer Series 2011-3RA Class 2A1, 3.0304% 3/26/37 (b)(c)		4,218,742	4,260,221
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.824% 7/25/35 (c)		651,184	629,364
RBSSP Resecuritization Trust sequential payer Series 2010-1 Class 2A1, 2.8743% 7/26/45 (b)(c)		12,484,816	12,782,741
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.879% 6/10/35 (b)(c)		272,979	193,029
Class B6, 3.379% 6/10/35 (b)(c)		60,864	34,448
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.8046% 7/20/34 (c)		21,051	20,607
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.118% 4/25/33 (c)		55,514	55,722
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.174% 9/25/43 (c)		9,518,572	9,156,634
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-BB Class A2, 2.882% 1/25/35 (c)		2,247,151	2,331,828
Series 2005-AR10 Class 2A15, 2.981% 6/25/35 (c)		11,637,196	11,953,554
Series 2005-AR2:
Class 1A2, 2.8943% 3/25/35 (c)		1,436,950	1,325,900
Class 3A1, 2.8475% 3/25/35 (c)		19,986,696	20,138,235
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4 Class 2A1, 2.9131% 6/27/36 (b)(c)		2,222,988	2,216,729

TOTAL PRIVATE SPONSOR			128,793,266

U.S. Government Agency - 1.4%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1.3842% 2/25/32 (c)		26,913	27,198
Series 2002-39 Class FD, 1.5546% 3/18/32 (c)		44,876	45,626
Series 2002-60 Class FV, 1.5842% 4/25/32 (c)		56,565	57,615
Series 2002-63 Class FN, 1.5842% 10/25/32 (c)		74,866	76,222
Series 2002-7 Class FC, 1.3342% 1/25/32 (c)		27,383	27,620
Series 2002-94 Class FB, 0.9842% 1/25/18 (c)		14,760	14,781
Series 2003-118 Class S, 7.5158% 12/25/33 (c)(l)(m)		881,599	223,553
Series 2006-104 Class GI, 6.0958% 11/25/36 (c)(l)(m)		651,829	128,153
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		39,173	42,171
Series 1993-207 Class H, 6.5% 11/25/23		484,645	531,368
Series 1996-28 Class PK, 6.5% 7/25/25		155,484	170,719
Series 1999-17 Class PG, 6% 4/25/29		421,827	454,949
Series 1999-32 Class PL, 6% 7/25/29		388,618	419,774
Series 1999-33 Class PK, 6% 7/25/29		263,889	285,565
Series 2001-52 Class YZ, 6.5% 10/25/31		31,254	35,976
Series 2002-9 Class PC, 6% 3/25/17		1,344	1,350
Series 2003-28 Class KG, 5.5% 4/25/23		278,490	297,334
Series 2004-21 Class QE, 4.5% 11/25/32		19,723	19,869
Series 2005-102 Class CO, 11/25/35 (n)		225,649	200,002
Series 2005-73 Class SA, 16.031% 8/25/35 (c)(m)		83,339	103,456
Series 2005-81 Class PC, 5.5% 9/25/35		427,876	479,904
Series 2006-12 Class BO, 10/25/35 (n)		1,002,277	937,112
Series 2006-37 Class OW, 5/25/36 (n)		99,999	90,086
Series 2006-45 Class OP, 6/25/36 (n)		300,085	264,277
Series 2006-62 Class KP, 4/25/36 (n)		452,151	409,782
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		80,909	93,589
Series 1999-25 Class Z, 6% 6/25/29		326,535	363,645
Series 2001-20 Class Z, 6% 5/25/31		443,402	488,731
Series 2001-31 Class ZC, 6.5% 7/25/31		228,351	258,763
Series 2002-16 Class ZD, 6.5% 4/25/32		125,717	143,208
Series 2002-74 Class SV, 6.9658% 11/25/32 (c)(l)		561,752	100,173
Series 2012-67 Class AI, 4.5% 7/25/27 (l)		2,989,339	361,050
Series 06-116 Class SG, 6.0558% 12/25/36 (c)(l)(m)		447,488	95,457
Series 07-40 Class SE, 5.8558% 5/25/37 (c)(l)(m)		257,721	52,243
Series 1993-165 Class SH, 18.1473% 9/25/23 (c)(m)		19,720	25,372
Series 2003-21 Class SK, 7.5158% 3/25/33 (c)(l)(m)		67,539	14,642
Series 2003-35 Class TQ, 6.9158% 5/25/18 (c)(l)(m)		17,237	625
Series 2005-72 Class ZC, 5.5% 8/25/35		2,943,855	3,242,497
Series 2007-57 Class SA, 37.1147% 6/25/37 (c)(m)		213,212	439,685
Series 2007-66:
Class SA, 36.0947% 7/25/37 (c)(m)		315,194	627,289
Class SB, 36.0947% 7/25/37 (c)(m)		136,472	252,635
Series 2007-75 Class JI, 5.9608% 8/25/37 (c)(l)		9,629,594	1,801,181
Series 2008-12 Class SG, 5.7658% 3/25/38 (c)(l)(m)		1,758,053	328,548
Series 2009-114 Class AI, 5% 12/25/23 (l)		120,223	1,630
Series 2009-16 Class SA, 5.6658% 3/25/24 (c)(l)(m)		8,860	103
Series 2009-76 Class MI, 5.5% 9/25/24 (l)		66,882	1,836
Series 2009-85 Class IB, 4.5% 8/25/24 (l)		142,652	8,655
Series 2009-93 Class IC, 4.5% 9/25/24 (l)		210,930	12,416
Series 2010-112 Class SG, 5.7758% 6/25/21 (c)(l)(m)		157,741	7,942
Series 2010-12 Class AI, 5% 12/25/18 (l)		366,561	10,155
Series 2010-135 Class LS, 5.4658% 12/25/40 (c)(l)(m)		1,622,245	276,643
Series 2010-139 Class NI, 4.5% 2/25/40 (l)		1,545,329	185,257
Series 2010-17 Class DI, 4.5% 6/25/21 (l)		120,094	4,883
Series 2010-23:
Class AI, 5% 12/25/18 (l)		132,829	3,180
Class HI, 4.5% 10/25/18 (l)		116,294	3,271
Series 2010-29 Class LI, 4.5% 6/25/19 (l)		335,649	8,850
Series 2010-97 Class CI, 4.5% 8/25/25 (l)		492,218	33,185
Series 2011-110 Class SA, 6.0258% 4/25/41 (c)(l)(m)		4,552,843	709,913
Series 2011-112 Class SA, 5.9658% 11/25/41 (c)(l)(m)		4,471,506	846,900
Series 2011-123 Class SD, 6.0158% 8/25/39 (c)(l)(m)		3,989,150	597,685
Series 2011-39 Class ZA, 6% 11/25/32		1,106,798	1,247,602
Series 2011-67 Class AI, 4% 7/25/26 (l)		478,657	50,948
Series 2011-83 Class DI, 6% 9/25/26 (l)		714,820	77,940
Series 2012-100 Class WI, 3% 9/25/27 (l)		7,104,476	715,554
Series 2012-14 Class JS, 6.0658% 12/25/30 (c)(l)(m)		2,482,153	454,674
Series 2012-47 Class SD, 5.8658% 5/25/42 (c)(l)(m)		11,094,889	2,226,003
Series 2012-9 Class SH, 5.9658% 6/25/41 (c)(l)(m)		3,553,214	538,566
Series 2013-133 Class IB, 3% 4/25/32 (l)		4,435,261	435,135
Series 2013-51 Class GI, 3% 10/25/32 (l)		6,349,999	698,891
Series 2013-N1 Class A, 6.1358% 6/25/35 (c)(l)(m)		1,364,525	263,609
Series 2014-68 Class ID, 3.5% 3/25/34 (l)		3,343,221	402,796
Series 2015-42 Class LS, 5.6158% 6/25/45 (c)(l)(m)		17,023,956	2,944,698
Series 2015-70 Class JC, 3% 10/25/45		8,944,900	9,170,775
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (l)		43,456	1,560
Class 5, 5.5% 7/25/33 (l)		238,888	55,115
Series 343 Class 16, 5.5% 5/25/34 (l)		200,429	36,850
Series 348 Class 14, 6.5% 8/25/34 (c)(l)		148,126	36,157
Series 351:
Class 12, 5.5% 4/25/34 (c)(l)		98,566	20,276
Class 13, 6% 3/25/34 (l)		128,055	25,607
Series 359 Class 19, 6% 7/25/35 (c)(l)		89,970	17,484
Series 384 Class 6, 5% 7/25/37 (l)		1,112,425	241,878
Freddie Mac:
floater:
Series 2412 Class FK, 1.3382% 1/15/32 (c)		20,892	21,118
Series 2423 Class FA, 1.4382% 3/15/32 (c)		29,668	30,112
Series 2424 Class FM, 1.5382% 3/15/32 (c)		32,970	33,592
Series 2432:
Class FE, 1.4382% 6/15/31 (c)		52,695	53,505
Class FG, 1.4382% 3/15/32 (c)		17,071	17,324
floater target amortization class Series 3366 Class FD, 0.7882% 5/15/37 (c)		1,236,151	1,229,700
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (n)		865,314	751,809
Series 2095 Class PE, 6% 11/15/28		461,097	499,611
Series 2101 Class PD, 6% 11/15/28		44,027	47,528
Series 2121 Class MG, 6% 2/15/29		188,077	203,240
Series 2131 Class BG, 6% 3/15/29		1,286,025	1,393,106
Series 2137 Class PG, 6% 3/15/29		204,169	225,290
Series 2154 Class PT, 6% 5/15/29		321,788	347,456
Series 2162 Class PH, 6% 6/15/29		78,087	85,847
Series 2425 Class JH, 6% 3/15/17		2,859	2,873
Series 2520 Class BE, 6% 11/15/32		426,415	461,671
Series 2585 Class KS, 7.0618% 3/15/23 (c)(l)(m)		26,307	2,866
Series 2693 Class MD, 5.5% 10/15/33		4,912,672	5,528,555
Series 2802 Class OB, 6% 5/15/34		794,262	874,955
Series 2937 Class KC, 4.5% 2/15/20		749,719	769,553
Series 2962 Class BE, 4.5% 4/15/20		838,243	867,121
Series 3002 Class NE, 5% 7/15/35		1,175,628	1,266,925
Series 3110 Class OP, 9/15/35 (n)		558,480	517,110
Series 3119 Class PO, 2/15/36 (n)		985,810	877,394
Series 3121 Class KO, 3/15/36 (n)		176,853	156,655
Series 3123 Class LO, 3/15/36 (n)		557,840	494,331
Series 3145 Class GO, 4/15/36 (n)		528,670	459,456
Series 3189 Class PD, 6% 7/15/36		1,213,915	1,372,001
Series 3225 Class EO, 10/15/36 (n)		318,317	280,202
Series 3258 Class PM, 5.5% 12/15/36		529,859	582,349
Series 3415 Class PC, 5% 12/15/37		430,536	459,319
Series 3786 Class HI, 4% 3/15/38 (l)		1,447,466	148,701
Series 3806 Class UP, 4.5% 2/15/41		2,942,651	3,103,633
Series 3832 Class PE, 5% 3/15/41		2,375,210	2,595,354
sequential payer:
Series 2135 Class JE, 6% 3/15/29		95,544	103,186
Series 2274 Class ZM, 6.5% 1/15/31		106,943	121,076
Series 2281 Class ZB, 6% 3/15/30		257,869	277,825
Series 2303 Class ZV, 6% 4/15/31		109,888	119,079
Series 2357 Class ZB, 6.5% 9/15/31		774,734	885,332
Series 2502 Class ZC, 6% 9/15/32		224,592	244,317
Series 2519 Class ZD, 5.5% 11/15/32		367,273	394,296
Series 2546 Class MJ, 5.5% 3/15/23		173,095	182,630
Series 2601 Class TB, 5.5% 4/15/23		82,415	88,652
Series 2998 Class LY, 5.5% 7/15/25		240,049	258,434
Series 06-3115 Class SM, 6.0618% 2/15/36 (c)(l)(m)		359,759	75,121
Series 2013-4281 Class AI, 4% 12/15/28 (l)		5,008,555	475,298
Series 2844:
Class SC, 43.3019% 8/15/24 (c)(m)		10,608	16,687
Class SD, 79.4538% 8/15/24 (c)(m)		15,606	32,862
Series 2935 Class ZK, 5.5% 2/15/35		4,253,790	4,786,296
Series 2947 Class XZ, 6% 3/15/35		1,372,267	1,522,907
Series 3055 Class CS, 6.0518% 10/15/35 (c)(l)		517,327	106,649
Series 3237 Class C, 5.5% 11/15/36		3,803,930	4,305,335
Series 3244 Class SG, 6.1218% 11/15/36 (c)(l)(m)		1,239,298	240,508
Series 3284 Class CI, 5.5818% 3/15/37 (c)(l)		2,842,645	500,381
Series 3287 Class SD, 6.2118% 3/15/37 (c)(l)(m)		1,866,498	394,376
Series 3297 Class BI, 6.2218% 4/15/37 (c)(l)(m)		2,740,101	592,318
Series 3336 Class LI, 6.0418% 6/15/37 (c)(l)		904,105	161,330
Series 3772 Class BI, 4.5% 10/15/18 (l)		407,837	11,364
Series 3949 Class MK, 4.5% 10/15/34		829,156	879,220
Series 3955 Class YI, 3% 11/15/21 (l)		2,620,920	141,555
Series 4055 Class BI, 3.5% 5/15/31 (l)		4,150,096	440,434
Series 4149 Class IO, 3% 1/15/33 (l)		2,788,420	357,827
Series 4314 Class AI, 5% 3/15/34 (l)		1,629,005	214,846
Series 4427 Class LI, 3.5% 2/15/34 (l)		7,489,426	891,754
Series 4471 Class PA 4% 12/15/40		11,115,039	11,646,451
Series 4476 Class IA, 3.5% 1/15/32 (l)		7,703,448	685,321
target amortization class Series 2156 Class TC, 6.25% 5/15/29		261,627	284,286
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.4382% 2/15/24 (c)		104,394	105,570
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		170,069	186,736
Series 2056 Class Z, 6% 5/15/28		358,036	387,064
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		8,939,184	9,536,806
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.1479% 6/16/37 (c)(l)(m)		533,982	110,783
Series 2010-H03 Class FA, 1.0859% 3/20/60 (c)(o)		6,277,779	6,261,263
Series 2010-H17 Class FA, 0.8659% 7/20/60 (c)(o)		686,032	678,495
Series 2010-H18 Class AF, 0.8311% 9/20/60 (c)(o)		844,292	834,297
Series 2010-H19 Class FG, 0.8311% 8/20/60 (c)(o)		937,450	926,532
Series 2010-H27 Series FA, 0.9111% 12/20/60 (c)(o)		1,706,790	1,690,947
Series 2011-H05 Class FA, 1.0311% 12/20/60 (c)(o)		2,701,745	2,690,012
Series 2011-H07 Class FA, 1.0311% 2/20/61 (c)(o)		5,197,794	5,176,601
Series 2011-H12 Class FA, 1.0211% 2/20/61 (c)(o)		6,873,634	6,843,027
Series 2011-H13 Class FA, 1.0311% 4/20/61 (c)(o)		2,540,884	2,530,014
Series 2011-H14:
Class FB, 1.0311% 5/20/61 (c)(o)		2,968,258	2,953,985
Class FC, 1.0311% 5/20/61 (c)(o)		2,657,075	2,645,032
Series 2011-H17 Class FA, 1.0611% 6/20/61 (c)(o)		3,485,221	3,474,119
Series 2011-H21 Class FA, 1.1311% 10/20/61 (c)(o)		6,768,195	6,760,903
Series 2012-H01 Class FA, 1.2311% 11/20/61 (c)(o)		3,340,524	3,348,022
Series 2012-H03 Class FA, 1.2311% 1/20/62 (c)(o)		2,127,371	2,132,139
Series 2012-H06 Class FA, 1.1611% 1/20/62 (c)(o)		3,245,147	3,244,779
Series 2012-H07 Class FA, 1.1611% 3/20/62 (c)(o)		1,958,883	1,959,393
Series 2012-H23 Class WA, 1.0511% 10/20/62 (c)(o)		1,677,901	1,671,085
Series 2012-H26, Class CA, 1.0611% 7/20/60 (c)(o)		6,762,797	6,746,249
Series 2013-H07 Class BA, 0.8911% 3/20/63 (c)(o)		2,721,544	2,693,075
Series 2014-H03 Class FA, 1.1311% 1/20/64 (c)(o)		3,116,849	3,113,163
Series 2014-H05 Class FB, 1.1311% 12/20/63 (c)(o)		8,204,436	8,193,658
Series 2014-H11 Class BA, 1.0311% 6/20/64 (c)(o)		12,395,874	12,336,492
Series 2014-H20 Class BF, 1.0311% 9/20/64 (c)(o)		39,809,888	39,613,239
Series 2016-H20 Class FM, 0.9311% 12/20/62 (c)(o)		17,453,688	17,447,754
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29		451,533	505,321
Series 1997-8 Class PE, 7.5% 5/16/27		187,578	218,105
Series 2011-136 Class WI, 4.5% 5/20/40 (l)		1,155,317	142,642
sequential payer Series 2004-24 Class ZM, 5% 4/20/34		1,781,264	1,951,692
Series 2004-32 Class GS, 5.9579% 5/16/34 (c)(l)(m)		278,507	53,536
Series 2004-73 Class AL, 6.6579% 8/17/34 (c)(l)(m)		348,137	82,024
Series 2007-35 Class SC, 36.9476% 6/16/37 (c)(m)		22,469	42,849
Series 2010-H10 Class FA, 0.8659% 5/20/60 (c)(o)		2,144,416	2,121,251
Series 2011-94 Class SA, 5.5382% 7/20/41 (c)(l)(m)		1,897,033	314,767
Series 2012-76 Class GS, 6.1579% 6/16/42 (c)(l)(m)		1,089,948	208,649
Series 2012-97 Class JS, 5.7079% 8/16/42 (c)(l)(m)		3,586,132	607,794
Series 2013-124:
Class ES, 7.9176% 4/20/39 (c)(m)		3,938,424	4,210,632
Class ST, 8.051% 8/20/39 (c)(m)		7,584,445	8,358,530
Series 2015-H13 Class HA, 2.5% 8/20/64 (o)		30,353,988	30,755,259
Series 2015-H17 Class HA, 2.5% 5/20/65 (o)		25,885,915	26,242,735
Series 2015-H21:
Class HA, 2.5% 6/20/63 (o)		5,824,500	5,907,370
Class JA, 2.5% 6/20/65 (o)		27,166,142	27,558,918

TOTAL U.S. GOVERNMENT AGENCY			359,179,940

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $485,239,628)			487,973,206

Commercial Mortgage Securities - 3.7%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		180,000	195,715
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	128,444
Series 1997-D5 Class PS1, 1.5163% 2/14/43 (c)(l)		239,962	3,350
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (b)(c)		1,500,000	1,514,767
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (c)		793,897	792,826
Series 2007-5 Class A1A, 5.361% 2/10/51		21,435,257	21,884,328
Series 2004-1 Class F, 5.279% 11/10/39 (b)(c)		15,811	15,854
Series 2005-1 Class CJ, 5.349% 11/10/42 (c)		98,284	98,186
Series 2005-5 Class D, 5.4027% 10/10/45 (c)		448,238	448,085
Series 2007-2 Class A4, 5.6373% 4/10/49 (c)		3,800,521	3,808,526
Series 2007-3 Class A4, 5.5522% 6/10/49 (c)		11,289,834	11,372,739
Series 2008-1 Class D, 6.27% 2/10/51 (b)(c)		125,000	95,148
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49		794,986	793,955
Bank of America Commercial Mortgage Trust:
Series 2015-UBS7 Class D, 3.167% 9/15/48		258,000	193,155
Series 2016-UB10 Class XA, 2.0102% 7/15/49 (c)(l)		46,357,751	5,629,245
Barclays Commercial Mortgage Securities LLC Series 2015-STP:
Class A, 3.3228% 9/10/28 (b)		4,391,000	4,481,916
Class E, 4.2844% 9/10/28 (b)(c)		1,782,000	1,672,538
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.867% 12/25/33 (b)(c)		25,473	23,582
Series 2005-4A:
Class A2, 0.982% 1/25/36 (b)(c)		648,637	578,935
Class B1, 1.992% 1/25/36 (b)(c)		28,726	23,417
Class M1, 1.042% 1/25/36 (b)(c)		209,238	179,206
Class M2, 1.062% 1/25/36 (b)(c)		62,771	52,819
Class M3, 1.092% 1/25/36 (b)(c)		91,673	76,931
Class M4, 1.202% 1/25/36 (b)(c)		50,700	41,878
Class M5, 1.242% 1/25/36 (b)(c)		50,700	40,320
Class M6, 1.292% 1/25/36 (b)(c)		53,849	42,037
Series 2006-3A Class M4, 1.022% 10/25/36 (b)(c)		27,682	21,420
Series 2007-1 Class A2, 0.862% 3/25/37 (b)(c)		424,089	382,403
Series 2007-2A:
Class A1, 0.862% 7/25/37 (b)(c)		454,813	400,324
Class A2, 0.912% 7/25/37 (b)(c)		424,961	344,629
Class M1, 0.962% 7/25/37 (b)(c)		149,222	116,480
Class M2, 1.002% 7/25/37 (b)(c)		81,541	62,547
Class M3, 1.082% 7/25/37 (b)(c)		64,052	43,342
Series 2007-3:
Class A2, 0.882% 7/25/37 (b)(c)		399,306	326,995
Class M1, 0.902% 7/25/37 (b)(c)		86,726	67,967
Class M2, 0.932% 7/25/37 (b)(c)		92,954	70,514
Class M3, 0.962% 7/25/37 (b)(c)		146,473	108,693
Class M4, 1.092% 7/25/37 (b)(c)		229,984	158,180
Class M5, 1.192% 7/25/37 (b)(c)		111,699	57,435
Series 2007-4A Class M1, 1.484% 9/25/37 (b)(c)		52,163	12,961
Series 2006-3A, Class IO, 0% 10/25/36 (b)(c)(l)		4,226,741	0
BBCMS Mortgage Trust Series 2016-ETC:
Class D, 3.6089% 8/14/36 (b)(c)		1,000,000	975,914
Class E, 3.6089% 8/14/36 (b)(c)		1,000,000	842,478
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW14 Class AM, 5.243% 12/11/38		138,303	138,185
Series 2007-PW16 Class A4, 5.7172% 6/11/40 (c)		735,851	743,467
Series 2006-T22 Class B, 5.7218% 4/12/38 (b)(c)		136,265	136,618
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR11 Class AJ, 5.4358% 3/11/39 (c)		450,000	431,463
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (b)		639,370	665,739
BLCP Hotel Trust floater Series 2014-CLRN Class F, 3.5716% 8/15/29 (b)(c)		832,000	800,122
BWAY Mortgage Trust Series 2015-1740 Class E, 3.8241% 1/13/35 (b)(c)		1,000,000	900,576
C-BASS Trust floater Series 2006-SC1 Class A, 0.804% 5/25/36 (b)(c)		44,188	43,958
CCRESG Commercial Mortgage Trust Series 2016-HEAT Class E, 5.4883% 4/10/29 (b)(c)		606,000	576,557
CDGJ Commercial Mortgage Trust Series 2014-BXCH:
Class A, 1.9346% 12/15/27 (b)(c)		16,909,946	16,957,747
Class DPA, 3.5346% 12/15/27 (b)(c)		5,766,864	5,756,001
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.7412% 12/15/47 (b)(c)		750,000	847,904
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 3.0236% 6/15/31 (b)(c)		511,000	485,746
Class YTC3, 3.0236% 6/15/31 (b)(c)		184,000	173,944
Series 2014-FL1, 3.0236% 6/15/31 (b)(c)		511,000	487,896
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class E, 3.7859% 4/10/28 (b)(c)		162,000	155,264
Class F, 3.7859% 4/10/28 (b)(c)		1,133,000	1,069,338
CGGS Commercial Mortgage Trust Series 2016-RND Class DFL, 5.2846% 2/15/33 (b)(c)		260,130	262,349
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (b)		740,769	760,572
Series 1998-2 Class J, 6.39% 11/18/30 (b)		487,111	448,839
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.1061% 9/10/46 (b)(c)		1,927,000	1,740,442
Series 2015-GC33 Class XA, 0.978% 9/10/58 (c)(l)		92,940,068	5,851,953
Series 2015-SHP2 Class E, 4.35% 7/15/27 (b)(c)		693,000	649,206
Series 2016-C3 Class D, 3% 11/15/49 (b)		1,262,000	854,402
Series 2016-SMPL Class E, 4.509% 9/10/31 (b)		756,000	737,765
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49		1,826,478	1,825,529
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (b)(c)	CAD	138,000	102,538
Class G, 5.01% 5/15/44 (b)(c)	CAD	30,000	22,149
Class H, 5.01% 5/15/44 (b)(c)	CAD	20,000	14,592
Class J, 5.01% 5/15/44 (b)(c)	CAD	20,000	14,334
Class K, 5.01% 5/15/44 (b)(c)	CAD	10,000	7,104
Class L, 5.01% 5/15/44 (b)(c)	CAD	36,000	25,130
Class M, 5.01% 5/15/44 (b)(c)	CAD	165,000	112,224
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 3.6769% 8/13/27 (b)(c)		735,000	726,688
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		1,410,000	965,427
Series 2012-CR1:
Class C, 5.3512% 5/15/45 (c)		850,000	896,896
Class D, 5.3512% 5/15/45 (b)(c)		1,510,000	1,519,105
Class G, 2.462% 5/15/45 (b)		231,000	140,178
Series 2012-CR5 Class D, 4.3301% 12/10/45 (b)(c)		740,000	693,804
Series 2012-LC4:
Class C, 5.6256% 12/10/44 (c)		260,000	284,578
Class D, 5.6256% 12/10/44 (b)(c)		1,437,000	1,398,434
Series 2013-CCRE6 Class E, 4.171% 3/10/46 (b)(c)		42,000	29,397
Series 2013-CR10:
Class C, 4.7889% 8/10/46 (b)(c)		270,000	275,271
Class D, 4.7889% 8/10/46 (b)(c)		1,578,000	1,333,431
Class XA, 0.9328% 8/10/46 (c)(l)		35,435,825	1,324,857
Series 2013-CR12 Class D, 5.0832% 10/10/46 (b)(c)		1,680,000	1,496,347
Series 2013-CR6 Class F, 4.171% 3/10/46 (b)(c)		418,000	261,004
Series 2013-CR9:
Class C, 4.2563% 7/10/45 (b)(c)		525,000	521,807
Class D, 4.2563% 7/10/45 (b)(c)		252,000	214,227
Series 2013-LC6 Class D, 4.2843% 1/10/46 (b)(c)		1,250,000	1,116,185
Series 2014-CR15 Class D, 4.762% 2/10/47 (b)(c)		258,000	228,615
Series 2014-CR17:
Class D, 4.7989% 5/10/47 (b)(c)		799,000	707,254
Class E, 4.7989% 5/10/47 (b)(c)		100,000	69,754
Series 2014-CR19 Class XA, 1.271% 8/10/47 (c)(l)		116,803,510	6,969,315
Series 2014-CR20 Class XA, 1.1917% 11/10/47 (c)(l)		166,586,889	10,421,409
Series 2014-LC17 Class XA, 0.9903% 10/10/47 (c)(l)		51,217,616	2,251,403
Series 2014-UBS2 Class D, 5.1821% 3/10/47 (b)(c)		844,000	704,268
Series 2014-UBS4 Class XA, 1.2554% 8/10/47 (c)(l)		81,379,558	5,005,714
Series 2014-UBS6 Class XA, 1.0571% 12/10/47 (c)(l)		155,120,849	8,513,218
Series 2015-3BP Class F, 3.2384% 2/10/35 (b)(c)		1,500,000	1,298,361
Series 2015-CR23 Class CME, 3.6845% 5/10/48 (b)(c)		483,000	430,655
Series 2015-DC1 Class XA, 1.1763% 2/10/48 (c)(l)		157,176,960	9,859,538
Series 2016-CD1 Class D, 2.7725% 8/10/49 (b)(c)		687,000	484,991
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.7972% 5/10/43 (b)(c)		1,290,000	1,288,200
Commercial Mortgage Asset Trust Series 1999-C2 Class H, 6% 11/17/32 (b)		672,005	690,042
Commercial Mortgage Trust Series 2016-CD2:
Class C, 3.031% 11/10/49		971,000	963,101
Class D, 3.031% 11/10/49 (b)(c)		508,000	366,566
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class E, 4.8546% 8/15/45 (b)(c)		1,727,000	1,617,694
Class F, 4.25% 8/15/45 (b)		1,418,000	1,076,044
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		403,000	268,932
Core Industrial Trust:
Series 2015-CALW Class G, 3.8504% 2/10/34 (b)(c)		625,000	591,536
Series 2015-TEXW Class F, 3.8487% 2/10/34 (b)(c)		493,000	448,528
Series 2015-WEST Class F, 4.2268% 2/10/37 (b)(c)		1,566,000	1,346,581
Cosmopolitan Hotel Trust floater Series 2016-CSMO Class C, 3.186% 11/15/33 (b)(c)		693,000	695,171
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.69% 6/15/39 (c)		13,827,101	13,910,259
Series 2007-C5 Class A4, 5.695% 9/15/40 (c)		1,167,870	1,188,308
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1:
Class F, 6% 5/17/40 (b)		704,063	719,827
Class H, 6% 5/17/40 (b)		90,315	73,737
Series 1998-C2:
Class F, 6.75% 11/15/30 (b)		64,231	64,426
Class G, 6.75% 11/15/30 (b)		180,000	183,420
CSMC Series 2015-TOWN:
Class A, 1.7846% 3/15/17 (b)(c)		9,866,000	9,867,739
Class B, 2.4346% 3/15/17 (b)(c)		3,043,000	2,989,442
Class C, 2.7846% 3/15/17 (b)(c)		2,964,000	2,902,907
Class D, 3.7346% 3/15/17 (b)(c)		4,485,000	4,451,280
Class E, 4.6846% 3/15/17 (b)(c)		20,318,000	20,241,647
CSMC Trust:
floater Series 2015-DEAL:
Class E, 4.538% 4/15/29 (b)(c)		724,000	718,557
Class F, 5.288% 4/15/29 (b)(c)		989,000	978,186
Series 2016-MFF Class F, 7.7882% 11/15/33 (b)(c)		968,000	967,995
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (b)(c)		1,449,000	1,304,306
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class D, 5.6969% 11/10/46 (b)(c)		500,000	545,620
Class E, 5.6969% 11/10/46 (b)(c)		1,810,000	1,906,234
Class F, 5.6969% 11/10/46 (b)(c)		1,560,000	1,422,114
Class G, 4.652% 11/10/46 (b)		1,948,000	1,650,326
Class XB, 0.3056% 11/10/46 (b)(c)(l)		20,920,000	244,622
Series 2011-LC3A Class D, 5.3452% 8/10/44 (b)(c)		812,000	836,110
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.4951% 9/10/49 (c)		600,000	565,604
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5765% 12/25/43 (c)(l)		1,640,000	153,378
Series K012 Class X3, 2.2519% 1/25/41 (c)(l)		1,770,276	146,991
Series K013 Class X3, 2.9089% 1/25/43 (c)(l)		820,000	83,433
Series K723 Class A1, 2.292% 4/25/23		8,871,000	8,884,208
Series KAIV Class X2, 3.6147% 6/25/46 (c)(l)		420,000	59,280
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1951% 9/25/45 (b)(c)		1,815,000	1,966,220
Series 2011-K10 Class B, 4.6306% 11/25/49 (b)(c)		500,000	533,357
Series 2011-K11 Class B, 4.4229% 12/25/48 (b)(c)		750,000	798,280
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (b)(c)		18,910,000	19,276,438
Class CFX, 3.3822% 12/15/34 (b)(c)		14,152,000	14,282,718
Class DFX, 3.3822% 12/15/34 (b)(c)		11,994,000	11,965,511
Class EFX, 3.3822% 12/15/34 (b)(c)		1,750,000	1,705,701
Class FFX, 3.3822% 12/15/34 (b)(c)		383,000	362,906
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		23,551,141	23,637,920
Series 2007-C1 Class A1A, 5.483% 12/10/49		8,827,726	8,873,439
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		264,362	259,436
Series 1997-C2 Class G, 6.75% 4/15/29 (c)		121,304	123,116
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	754,170
GP Portfolio Trust Series 2014-GPP:
Class D, 3.2846% 2/15/27 (b)(c)		291,000	289,119
Class E, 4.3846% 2/15/27 (b)(c)		378,000	364,887
Grace Mortgage Trust Series 2014-GRCE Class F, 3.5901% 6/10/28 (b)(c)		357,000	351,205
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.067% 8/10/43 (b)(c)		1,255,000	1,273,248
Class E, 4% 8/10/43 (b)		1,240,000	1,147,731
Class F, 4% 8/10/43 (b)		894,000	743,913
Class X, 1.4358% 8/10/43 (b)(c)(l)		4,958,379	210,411
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.5346% 7/15/31 (b)(c)		371,060	367,296
Series 2010-C2:
Class D, 5.1841% 12/10/43 (b)(c)		720,000	723,780
Class XA, 0.1539% 12/10/43 (b)(c)(l)		3,264,586	18,044
Series 2011-GC3 Class D, 5.6327% 3/10/44 (b)(c)		294,000	300,606
Series 2011-GC5:
Class C, 5.3999% 8/10/44 (b)(c)		1,050,000	1,123,745
Class D, 5.3999% 8/10/44 (b)(c)		1,500,000	1,487,439
Class E, 5.3999% 8/10/44 (b)(c)		210,000	177,328
Class F, 4.5% 8/10/44 (b)		1,020,000	775,501
Series 2012-GC6:
Class D, 5.6544% 1/10/45 (b)(c)		954,000	923,018
Class E, 5% 1/10/45 (b)(c)		412,000	334,156
Series 2012-GC6I Class F, 5% 1/10/45 (c)		390,000	261,585
Series 2012-GCJ7:
Class C, 5.7334% 5/10/45 (c)		630,000	662,409
Class D, 5.7334% 5/10/45 (b)(c)		2,204,000	2,107,936
Class E, 5% 5/10/45 (b)		1,311,000	958,117
Class F, 5% 5/10/45 (b)		2,079,000	1,362,842
Series 2012-GCJ9:
Class D, 4.8525% 11/10/45 (b)(c)		1,972,000	1,786,914
Class E, 4.8525% 11/10/45 (b)(c)		1,290,000	974,799
Series 2013-GC10 Class D, 4.4101% 2/10/46 (b)(c)		920,000	835,697
Series 2013-GC12:
Class D, 4.4755% 6/10/46 (b)(c)		219,000	186,441
Class XA, 1.6928% 6/10/46 (c)(l)		33,020,802	2,169,708
Series 2013-GC13 Class D, 4.2029% 7/10/46 (b)(c)		1,858,000	1,617,037
Series 2013-GC16:
Class C, 5.32% 11/10/46 (c)		662,844	702,006
Class D, 5.32% 11/10/46 (b)(c)		1,009,000	908,950
Class F, 3.5% 11/10/46 (b)		999,000	600,174
Series 2014-GC20 Class XA, 1.1628% 4/10/47 (c)(l)		262,910,231	14,996,794
Series 2015-GC34 Class XA, 1.3724% 10/10/48 (c)(l)		29,419,686	2,518,257
Series 2016-GS2 Class C, 4.5302% 5/10/49 (c)		699,000	715,452
Series 2016-GS3 Class D, 2.728% 10/10/49 (b)		1,012,000	704,823
Series 2016-GS4 Class C, 3.8041% 11/10/49		728,000	702,505
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		1,113,000	1,072,397
Series 2016-RENT:
Class E, 4.0667% 2/10/29 (b)(c)		409,000	386,890
Class F, 4.0667% 2/10/29 (b)(c)		1,520,000	1,411,197
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.7846% 7/15/29 (b)(c)		617,000	601,518
Series 2013-HLT:
Class DFX, 4.4065% 11/5/30 (b)		71,919	71,729
Class EFX, 4.4533% 11/5/30 (b)(c)		2,000,000	1,999,254
Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(c)		1,134,000	876,660
Series 2016-SFP Class F, 6.0801% 11/5/35 (b)		567,000	540,257
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class F, 4.0245% 11/15/29 (b)(c)		406,000	390,249
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 1.2001% 4/15/47 (c)(l)		23,968,433	901,244
Series 2014-C22 Class D, 4.56% 9/15/47 (b)(c)		525,000	410,600
Series 2015-C30 Class XA, 0.7133% 7/15/48 (c)(l)		84,332,517	3,057,433
Series 2015-C32 Class C, 4.6683% 11/15/48 (c)		1,419,000	1,298,233
JPMDB Commercial Mortgage Securities Trust Series 2016-C4:
Class C, 3.0971% 12/15/49		946,000	857,327
Class D, 3.0972% 12/15/49 (b)(c)		536,000	385,811
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (b)		440,000	464,218
Series 2003-C1 Class F, 5.438% 1/12/37 (b)(c)		250,000	245,721
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (b)(c)		380,000	423,991
Class D, 7.4453% 12/5/27 (b)(c)		1,885,000	2,094,882
Series 2010-CNTR Class D, 6.1838% 8/5/32 (b)(c)		695,000	765,077
Series 2012-CBX:
Class C, 5.2154% 6/15/45 (c)		250,000	263,933
Class D, 5.2154% 6/16/45 (b)(c)		690,000	692,348
Class E, 5.2154% 6/15/45 (b)(c)		1,043,000	1,031,678
Class F, 4% 6/15/45 (b)		988,000	753,537
Class G 4% 6/15/45 (b)		1,079,000	653,678
Class XA, 1.6622% 6/15/45 (c)(l)		145,977,677	8,630,667
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH:
Class A, 1.4382% 4/15/27 (b)(c)		2,762,245	2,724,846
Class C, 2.1882% 4/15/27 (b)(c)		4,460,000	4,398,970
Class D, 2.7882% 4/15/27 (b)(c)		9,517,000	9,342,197
Series 2014-INN:
Class E, 4.138% 6/15/29 (b)(c)		713,000	705,868
Class F, 4.538% 6/15/29 (b)(c)		1,006,000	979,566
sequential payer:
Series 2006-LDP9 Class A3, 5.336% 5/15/47		729,563	728,639
Series 2007-CB18 Class A4, 5.44% 6/12/47		725,168	725,437
Series 2007-CB19 Class A4, 5.7148% 2/12/49 (c)		9,096,929	9,156,367
Series 2007-LD11 Class A4, 5.7546% 6/15/49 (c)		25,664,849	25,877,782
Series 2007-LDPX Class A3, 5.42% 1/15/49		9,650,549	9,677,698
Series 2004-CBX Class D, 5.097% 1/12/37 (c)		170,000	168,667
Series 2004-LN2 Class D, 5.3716% 7/15/41 (c)		420,000	39,018
Series 2005-LDP2:
Class C, 4.911% 7/15/42 (c)		299,882	299,633
Class F, 5.01% 7/15/42 (c)		189,000	179,589
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (c)		15,618	0
Series 2011-C3:
Class E, 5.6142% 2/15/46 (b)(c)		700,000	713,013
Class H, 4.409% 2/15/46 (b)(c)		756,000	565,480
Class J, 4.409% 2/15/46 (b)(c)		106,000	73,791
Series 2011-C4:
Class E, 5.5305% 7/15/46 (b)(c)		1,130,000	1,152,325
Class F, 3.873% 7/15/46 (b)		105,000	84,965
Class H, 3.873% 7/15/46 (b)		674,250	461,198
Class NR, 3.873% 7/15/46 (b)		385,000	216,448
Class TAC1, 7.99% 7/15/46 (b)		739,756	744,764
Class TAC2, 7.99% 7/15/46 (b)		671,000	669,210
Series 2011-C5:
Class B. 5.3942% 8/15/46 (b)(c)		1,140,000	1,261,324
Class C, 5.3942% 8/15/46 (b)(c)		1,102,648	1,180,282
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (c)		1,163,000	1,157,432
Class D, 4.2372% 4/15/46 (c)		1,666,000	1,507,653
Class F, 3.25% 4/15/46 (b)(c)		1,682,000	925,275
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (b)(c)		816,000	786,445
Class E, 3.8046% 6/10/27 (b)(c)		1,169,000	1,081,240
Series 2015-UES Class F, 3.621% 9/5/32 (b)(c)		945,000	891,526
Series 2016-WP Class TA, 1.978% 10/15/33 (b)(c)		15,063,000	15,086,632
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 3.8979% 5/15/31 (b)(c)		1,218,000	1,189,582
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9164% 7/15/44 (c)		17,073,411	17,400,101
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A3, 5.43% 2/15/40		1,433,037	1,438,657
Series 2004-C2 Class G, 4.595% 3/15/36 (b)(c)		25,195	25,184
Series 2007-C6 Class A4, 5.858% 7/15/40 (c)		1,121,522	1,130,747
Series 2007-C7 Class A3, 5.866% 9/15/45		12,134,990	12,467,965
Liberty Street Trust Series 2016-225L:
Class D, 4.6485% 2/10/36 (b)(c)		588,000	609,605
Class E, 4.6485% 2/10/36 (b)(c)		1,050,000	1,011,801
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2.3346% 9/15/28 (b)(c)		13,613,021	13,724,468
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 4.8689% 1/20/41 (b)(c)		256,000	247,452
Class E, 4.8689% 1/20/41 (b)(c)		400,000	350,933
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (c)		138,257	137,984
Merrill Lynch Mortgage Trust:
Series 2006-C1 Class AJ, 5.5902% 5/12/39 (c)		595,017	594,724
Series 2007-C1 Class A4, 5.8285% 6/12/50 (c)		8,816,907	8,908,961
Series 2008-C1 Class A4, 5.69% 2/12/51		2,748,638	2,810,076
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A4, 5.378% 8/12/48		1,622,077	1,621,473
Series 2007-6 Class A4, 5.485% 3/12/51 (c)		14,467,282	14,527,464
Series 2007-7 Class A4, 5.7361% 6/12/50 (c)		5,505,607	5,561,335
Series 2007-8 Class A3, 5.873% 8/12/49 (c)		1,563,901	1,587,127
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (b)		750,000	656,167
Series 2012-C6 Class D, 4.6565% 11/15/45 (b)(c)		1,357,000	1,327,182
Series 2013-C12 Class D, 4.7654% 10/15/46 (b)(c)		1,000,000	915,650
Series 2013-C13:
Class D, 4.8913% 11/15/46 (b)(c)		1,019,000	935,453
Class E, 4.8913% 11/15/46 (b)(c)		887,000	624,849
Series 2013-C7:
Class D, 4.2797% 2/15/46 (b)(c)		810,000	735,562
Class E, 4.2797% 2/15/46 (b)(c)		340,000	238,960
Series 2013-C8 Class D, 4.0617% 12/15/48 (b)(c)		400,000	345,439
Series 2013-C9:
Class C, 4.0669% 5/15/46 (c)		620,000	622,618
Class D, 4.1549% 5/15/46 (b)(c)		1,747,000	1,597,036
Series 2014-C17 Class XA, 1.2576% 8/15/47 (c)(l)		177,184,499	10,213,322
Series 2015-C25 Class XA, 1.1488% 10/15/48 (c)(l)		47,673,611	3,404,067
Series 2016-C30:
Class C, 4.134% 9/15/49 (c)		417,000	400,370
Class D, 2.6% 9/15/49 (b)		389,000	266,194
Series 2016-C31:
Class C, 4.3218% 10/15/26 (c)		946,000	887,866
Class D, 3% 10/15/26 (b)(c)		703,000	459,029
Morgan Stanley Capital I Trust:
floater Series 2006-XLF:
Class C, 1.738% 7/15/19 (b)(c)		357,716	357,645
Class J, 0.9646% 7/15/19 (b)(c)		335,939	332,120
sequential payer Series 2012-C4 Class E, 5.4369% 3/15/45 (b)(c)		1,483,000	1,445,218
Series 1997-RR Class F, 7.4986% 4/30/39 (b)(c)		31,533	31,121
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		167,242	167,433
Series 1999-WF1:
Class N, 5.91% 11/15/31 (b)		210,000	208,112
Class O, 5.91% 11/15/31 (b)		160,561	131,503
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		301,828	301,714
Series 2007-IQ14 Class A4, 5.692% 4/15/49		84,356,787	84,730,774
Series 2011-C1:
Class C, 5.4323% 9/15/47 (b)(c)		970,000	1,065,079
Class D, 5.4323% 9/15/47 (b)(c)		1,760,000	1,891,558
Class E, 5.4323% 9/15/47 (b)(c)		573,100	611,361
Series 2011-C2:
Class D, 5.4725% 6/15/44 (b)(c)		1,272,000	1,309,446
Class E, 5.4725% 6/15/44 (b)(c)		600,000	613,100
Class F, 5.4725% 6/15/44 (b)(c)		550,000	522,887
Class XB, 0.53% 6/15/44 (b)(c)(l)		9,001,008	192,272
Series 2011-C3:
Class C, 5.1551% 7/15/49 (b)(c)		1,000,000	1,074,360
Class D, 5.1551% 7/15/49 (b)(c)		1,130,000	1,151,808
Class E, 5.1551% 7/15/49 (b)(c)		505,000	504,808
Class G, 5.1551% 7/15/49 (b)(c)		924,000	689,396
Series 2012-C4:
Class D, 5.4369% 3/15/45 (b)(c)		330,000	335,958
Class F, 3.07% 3/15/45 (b)		623,000	418,402
Series 2014-150E:
Class C, 4.295% 9/9/32 (b)(c)		656,000	678,177
Class F, 4.295% 9/9/32 (b)(c)		651,000	540,380
Series 2014-CPT Class F, 3.4455% 7/13/29 (b)(c)		1,436,000	1,397,042
Series 2015-MS1:
Class C, 4.0296% 5/15/48 (c)		734,000	694,726
Class D, 4.0296% 5/15/48 (b)(c)		632,000	474,012
Series 2015-UBS8 Class D, 3.25% 12/15/48 (b)		798,000	586,890
Series 2016-BNK2:
Class C, 3% 11/15/49 (b)		362,000	260,232
Class D, 3.912% 11/15/49 (c)		946,000	910,323
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.5619% 7/15/33 (b)(c)		116,914	123,342
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (b)		2,089,000	2,081,246
Class F, 5% 2/5/30 (b)		691,000	671,978
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (b)(c)		23,829,000	23,814,107
Class B, 4.181% 11/15/34 (b)		8,410,000	8,404,744
Class C, 5.205% 11/15/34 (b)		5,900,000	5,896,313
Class D, 6% 11/15/34 (b)		2,209,000	2,132,455
Class E, 6.3072% 11/15/34 (b)		615,000	565,262
MSJP Commercial Securities Mortgage Trust:
Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(c)		278,000	221,076
Series 2015-HAUL, Class D, 4.851% 9/5/47 (b)(c)		285,000	277,300
NationsLink Funding Corp. Series 1999-LTL1 Class D, 6.45% 1/22/26 (b)		685,326	684,653
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		1,028,073	1,254,249
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (b)	CAD	107,000	79,822
Class G, 4.456% 9/12/38 (b)	CAD	54,000	40,208
Class H, 4.456% 9/12/38 (b)	CAD	36,000	26,713
Class J, 4.456% 9/12/38 (b)	CAD	36,000	26,366
Class K, 4.456% 9/12/38 (b)	CAD	18,000	12,934
Class L, 4.456% 9/12/38 (b)	CAD	26,000	18,101
Class M, 4.456% 9/12/38 (b)	CAD	104,391	68,864
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	94,105
Class G, 4.57% 4/12/23	CAD	42,000	31,341
Class H, 4.57% 4/12/23	CAD	42,000	31,287
Class J, 4.57% 4/12/23	CAD	42,000	31,207
Class K, 4.57% 4/12/23	CAD	21,000	15,577
Class L, 4.57% 4/12/23	CAD	63,000	46,650
Class M, 4.57% 4/12/23	CAD	155,242	111,584
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)		232,036	110,318
SCG Trust Series 2013-SRP1 Class D, 3.8783% 11/15/26 (b)(c)		2,529,000	2,380,457
Starwood Retail Property Trust Series 2014-STAR Class D, 3.7743% 11/15/27 (b)(c)		1,683,000	1,576,346
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.4827% 8/15/39 (c)		26,774	27,085
Series 2007-C4 Class F, 5.4827% 8/15/39 (c)		820,000	757,722
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.5461% 5/10/45 (b)(c)		1,197,000	1,194,944
Class E, 5% 5/10/45 (b)(c)		537,000	431,220
Class F, 5% 5/10/45 (b)(c)		682,700	451,416
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (b)(c)		310,000	299,446
Series 2012-WRM Class E, 4.238% 6/10/30 (b)(c)		970,000	906,703
VNO Mortgage Trust Series 2012-6AVE Class D, 3.3372% 11/15/30 (b)(c)		1,299,000	1,259,808
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (b)		180,000	199,108
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		10,764,215	10,769,445
Series 2007-C31 Class A4, 5.509% 4/15/47		39,422,084	39,574,770
Series 2007-C32 Class A3, 5.7026% 6/15/49 (c)		40,152,257	40,559,079
Series 2007-C33:
Class A4, 5.9588% 2/15/51 (c)		22,140,792	22,284,920
Class A5, 5.9588% 2/15/51 (c)		19,259,000	19,611,085
Series 2004-C11:
Class D, 5.692% 1/15/41 (c)		300,319	302,441
Class E, 5.742% 1/15/41 (c)		327,000	332,397
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5901% 11/15/43 (b)(c)(l)		20,614,217	436,883
Series 2012-LC5:
Class C, 4.693% 10/15/45 (c)		569,000	588,814
Class D, 4.7759% 10/15/45 (b)(c)		1,621,000	1,527,543
Series 2013-LC12 Class C, 4.2966% 7/15/46 (c)		760,000	762,695
Series 2015-C31 Class XA, 1.1147% 11/15/48 (c)(l)		38,490,656	2,732,467
Series 2015-NXS4 Class E, 3.6021% 12/15/48 (b)(c)		588,000	387,187
Series 2016-BNK1:
Class C, 3.071% 8/15/49		700,000	628,808
Class D, 3% 8/15/49 (b)		250,000	181,987
Series 2016-C34 Class XA, 2.1894% 6/15/49 (c)(l)		34,626,396	4,707,008
Series 2016-C35 Class D, 3.142% 7/15/48 (b)		924,000	624,979
Series 2016-LC25 Class C, 4.436% 12/15/59 (c)		903,000	840,660
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)		1,218,000	793,743
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (b)		325,000	238,578
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		360,000	379,773
Class D, 5.6399% 3/15/44 (b)(c)		800,000	821,019
Class E, 5% 3/15/44 (b)		890,000	738,046
Class F, 5% 3/15/44 (b)		693,000	504,948
Series 2011-C4:
Class D, 5.2478% 6/15/44 (b)(c)		408,000	419,159
Class E, 5.2478% 6/15/44 (b)(c)		439,432	443,822
Series 2011-C5:
Class C, 5.6783% 11/15/44 (b)(c)		260,000	279,739
Class D, 5.6783% 11/15/44 (b)(c)		600,000	636,564
Class E, 5.6783% 11/15/44 (b)(c)		1,853,000	1,872,570
Class F, 5.25% 11/15/44 (b)(c)		933,000	769,758
Class G, 5.25% 11/15/44 (b)(c)		329,000	254,473
Class XA, 1.7938% 11/15/44 (b)(c)(l)		4,105,996	278,109
Series 2012-C10:
Class D, 4.4527% 12/15/45 (b)(c)		422,000	381,935
Class E, 4.4527% 12/15/45 (b)(c)		1,190,000	902,506
Class F, 4.4527% 12/15/45 (b)(c)		1,726,000	1,090,761
Series 2012-C6 Class D, 5.5839% 4/15/45 (b)(c)		540,000	541,792
Series 2012-C7:
Class C, 4.8354% 6/15/45 (c)		1,270,000	1,341,264
Class E, 4.8354% 6/15/45 (b)(c)		2,501,000	2,399,092
Class F, 4.5% 6/15/45 (b)		357,000	262,584
Class G, 4.5% 6/15/45 (b)		1,076,000	710,803
Series 2012-C8:
Class D, 4.8972% 8/15/45 (b)(c)		650,000	633,008
Class E, 4.8972% 8/15/45 (b)(c)		335,000	316,293
Series 2013-C11:
Class D, 4.2077% 3/15/45 (b)(c)		870,000	771,591
Class E, 4.2077% 3/15/45 (b)(c)		1,750,000	1,217,070
Series 2013-C13 Class D, 4.1386% 5/15/45 (b)(c)		600,000	538,481
Series 2013-C16 Class D, 4.9823% 9/15/46 (b)(c)		193,000	178,681
Series 2013-UBS1 Class D, 4.6275% 3/15/46 (b)(c)		756,000	703,226
Series 2014-C19 Class XA, 1.2426% 3/15/47 (c)(l)		36,795,145	2,149,793
Series 2014-C21 Class XA, 1.1615% 8/15/47 (c)(l)		106,943,930	6,428,475
Series 2014-C24 Class XA, 0.9717% 11/15/47 (c)(l)		34,962,804	1,856,661
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 4.228% 11/15/29 (b)(c)		1,054,900	1,039,004
Class G, 3.5443% 11/15/29 (b)(c)		249,062	234,049
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/35 (b)(c)		609,000	500,188
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $956,664,885)			950,741,256

Municipal Securities - 1.7%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		$2,650,000	$3,785,499
7.3% 10/1/39		27,595,000	39,152,338
7.5% 4/1/34		9,105,000	12,933,470
7.55% 4/1/39		18,745,000	27,855,820
7.6% 11/1/40		29,220,000	43,964,704
7.625% 3/1/40		10,110,000	14,896,883
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,390,527
Series 2010 C1, 7.781% 1/1/35		13,950,000	15,055,259
Series 2012 B, 5.432% 1/1/42		3,285,000	2,703,818
Series 2014 B, 6.314% 1/1/44		19,560,000	17,949,625
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		6,431,333	6,540,023
4.95% 6/1/23		24,240,000	25,123,063
5.1% 6/1/33		63,045,000	56,582,257
Series 2010-1, 6.63% 2/1/35		11,945,000	12,212,210
Series 2010-3:
5.547% 4/1/19		330,000	346,365
6.725% 4/1/35		17,810,000	18,454,722
7.35% 7/1/35		8,165,000	8,870,783
Series 2010-5, 6.2% 7/1/21		8,160,000	8,662,085
Series 2011:
5.365% 3/1/17		395,000	399,452
5.665% 3/1/18		21,275,000	22,118,767
5.877% 3/1/19		77,850,000	82,706,283
Series 2013:
2.69% 12/1/17		3,365,000	3,425,099
3.14% 12/1/18		3,490,000	3,500,714
TOTAL MUNICIPAL SECURITIES
(Cost $427,319,535)			429,629,766

Foreign Government and Government Agency Obligations - 0.8%
Arab Republic of Egypt 5.875% 6/11/25		$500,000	$457,500
Argentine Republic:
6.25% 4/22/19 (b)		5,685,000	5,949,353
6.875% 4/22/21 (b)		12,065,000	12,577,763
7.5% 4/22/26 (b)		975,000	984,750
Azerbaijan Republic 4.75% 3/18/24 (b)		535,000	529,479
Belarus Republic 8.95% 1/26/18		6,190,000	6,443,394
Brazilian Federative Republic:
4.25% 1/7/25		11,295,000	10,617,300
5.625% 1/7/41		13,460,000	11,704,816
6% 4/7/26		530,000	554,115
7.125% 1/20/37		4,755,000	4,968,975
8.25% 1/20/34		6,405,000	7,457,982
Buenos Aires Province:
9.375% 9/14/18 (b)		1,110,000	1,182,150
9.95% 6/9/21 (b)		2,440,000	2,690,100
10.875% 1/26/21 (Reg. S)		6,535,000	7,302,863
City of Buenos Aires 8.95% 2/19/21 (b)		1,660,000	1,813,550
Colombian Republic:
5.625% 2/26/44		550,000	548,625
6.125% 1/18/41		5,000	5,250
7.375% 9/18/37		1,320,000	1,567,500
10.375% 1/28/33		2,100,000	3,042,375
Congo Republic 4% 6/30/29 (d)		3,654,441	2,328,464
Costa Rican Republic:
4.25% 1/26/23 (b)		270,000	247,050
5.625% 4/30/43 (b)		490,000	384,831
7% 4/4/44 (b)		1,450,000	1,334,827
Croatia Republic:
5.5% 4/4/23 (b)		410,000	431,013
6% 1/26/24 (b)		600,000	648,911
6.375% 3/24/21 (b)		960,000	1,044,480
6.625% 7/14/20 (b)		770,000	836,320
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (b)		830,000	861,168
6.25% 7/27/21 (b)		360,000	369,900
Dominican Republic:
2.125% 8/30/24 (c)		4,600,000	4,301,000
6.85% 1/27/45 (b)		745,000	707,750
6.875% 1/29/26 (b)		1,220,000	1,263,700
7.45% 4/30/44 (b)		1,915,000	1,934,150
7.5% 5/6/21 (b)		1,880,000	2,038,296
El Salvador Republic:
7.625% 2/1/41 (b)		250,000	213,750
7.65% 6/15/35 (Reg. S)		50,000	43,118
German Federal Republic:
0% 4/9/21(Reg. S)	EUR	700,000	758,591
0% 8/15/26(Reg. S)	EUR	300,000	310,241
2.5% 8/15/46	EUR	75,000	111,819
4% 1/4/37	EUR	1,250,000	2,134,912
Guatemalan Republic 4.5% 5/3/26 (b)		550,000	515,400
Hungarian Republic:
5.75% 11/22/23		660,000	736,263
7.625% 3/29/41		514,000	722,170
Indonesian Republic:
2.625% 6/14/23	EUR	3,600,000	3,838,189
2.875% 7/8/21(Reg. S)	EUR	3,850,000	4,255,881
4.75% 1/8/26 (b)		745,000	784,191
5.25% 1/17/42 (b)		515,000	533,273
6.625% 2/17/37 (b)		650,000	778,369
7.75% 1/17/38 (b)		2,545,000	3,372,458
8.5% 10/12/35 (Reg. S)		2,385,000	3,333,057
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		2,485,000	2,597,829
8.25% 4/15/24 (b)		625,000	677,318
Ivory Coast 5.75% 12/31/32		2,722,500	2,508,239
Jordanian Kingdom 5.75% 1/31/27 (b)		510,000	479,400
Kazakhstan Republic 6.5% 7/21/45 (b)		415,000	459,480
Lebanese Republic:
4% 12/31/17		2,744,250	2,699,793
5% 10/12/17		1,310,000	1,300,856
5.45% 11/28/19		575,000	560,263
6% 5/20/19		550,000	542,586
9% 3/20/17		1,715,000	1,731,258
Panamanian Republic:
8.875% 9/30/27		285,000	392,588
9.375% 4/1/29		365,000	517,844
Perusahaan Penerbit SBSN 4.55% 3/29/26 (b)		765,000	774,563
Peruvian Republic 4% 3/7/27 (d)		1,360,000	1,360,000
Provincia de Cordoba:
7.125% 6/10/21 (b)		3,105,000	3,120,525
12.375% 8/17/17 (b)		1,269,000	1,332,450
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		2,165,625	2,160,298
Republic of Armenia:
6% 9/30/20(b)		2,531,000	2,576,811
7.15% 3/26/25 (b)		995,000	1,017,487
Republic of Iraq 5.8% 1/15/28 (Reg. S)		5,375,000	4,259,688
Republic of Kenya 6.875% 6/24/24 (b)		560,000	532,000
Republic of Nigeria 5.125% 7/12/18 (b)		1,330,000	1,328,111
Republic of Serbia:
4.875% 2/25/20 (b)		300,000	305,499
6.75% 11/1/24 (b)		1,223,514	1,240,031
7.25% 9/28/21 (b)		1,450,000	1,617,736
Russian Federation:
4.875% 9/16/23 (b)		735,000	772,669
5.625% 4/4/42 (b)		1,000,000	1,059,170
5.875% 9/16/43 (b)		1,700,000	1,851,300
12.75% 6/24/28 (Reg. S)		6,340,000	10,677,828
The Third Pakistan International Sukuk Co. Ltd. 5.5% 10/13/21 (b)		935,000	948,632
Turkish Republic:
3.25% 3/23/23		245,000	217,707
4.875% 10/9/26		590,000	547,920
5.125% 3/25/22		515,000	512,425
5.625% 3/30/21		1,325,000	1,358,297
6.25% 9/26/22		2,030,000	2,118,813
6.75% 5/30/40		1,375,000	1,383,058
6.875% 3/17/36		1,795,000	1,838,367
7% 6/5/20		635,000	681,897
7.25% 3/5/38		1,150,000	1,225,716
7.375% 2/5/25		1,625,000	1,786,450
7.5% 11/7/19		1,365,000	1,489,513
8% 2/14/34		760,000	869,408
11.875% 1/15/30		1,305,000	1,967,027
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		670,000	656,692
Ukraine Government:
0% 5/31/40 (b)(c)		776,000	227,216
7.75% 9/1/19 (b)		505,000	489,471
7.75% 9/1/20 (b)		1,123,000	1,068,040
7.75% 9/1/21 (b)		444,000	416,761
7.75% 9/1/22 (b)		444,000	412,298
7.75% 9/1/23 (b)		444,000	406,260
7.75% 9/1/24 (b)		321,000	291,069
7.75% 9/1/25 (b)		321,000	288,098
7.75% 9/1/26 (b)		321,000	287,263
7.75% 9/1/27 (b)		421,000	373,006
United Kingdom, Great Britain and Northern Ireland:
1.5% 7/22/26(Reg. S)	GBP	200,000	252,355
2% 9/7/25(Reg. S)	GBP	1,285,000	1,704,615
4.25% 3/7/36	GBP	175,000	300,327
4.5% 9/7/34	GBP	2,135,000	3,725,938
4.5% 12/7/42	GBP	125,000	235,288
United Republic of Tanzania 7.2501% 3/9/20 (c)		159,444	164,331
Uruguay Republic 7.875% 1/15/33 pay-in-kind		1,015,000	1,294,125
Venezuelan Republic:
9.25% 9/15/27		4,270,000	2,070,950
11.95% 8/5/31 (Reg. S)		1,650,000	875,325
12.75% 8/23/22		1,130,000	651,671
Vietnamese Socialist Republic:
2.0625% 3/13/28 (c)		195,000	170,040
4% 3/12/28 (d)		5,793,667	5,777,502
4.8% 11/19/24 (b)		1,000,000	995,668
6.75% 1/29/20 (b)		750,000	820,847
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $210,929,431)			212,925,388
		Shares	Value

Common Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Tribune Media Co. Class A		21,200	761,292
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Pacific Exploration and Production Corp. (p)		37,499	1,475,338
Pacific Exploration and Production Corp.		30,100	1,184,237
Southwestern Energy Co. (p)		14,448	163,985
Warrior Met Coal LLC Class A (q)		2,289	681,618
			3,505,178
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
HealthSouth Corp. warrants 1/17/17 (p)		43	85
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		31,400	2,836,048
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
FairPoint Communications, Inc. (p)		19,400	323,010
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E, (p)		1	34,600

TOTAL TELECOMMUNICATION SERVICES			357,610

UTILITIES - 0.0%
Gas Utilities - 0.0%
Southcross Holdings Borrower LP		395	196,513
TOTAL COMMON STOCKS
(Cost $14,503,184)			7,656,726

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%		243,900	6,663,348
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Alexandria Real Estate Equities, Inc. Series D, 7.00%		9,000	310,770
FelCor Lodging Trust, Inc. Series A, 1.95%		17,900	432,285
			743,055

TOTAL CONVERTIBLE PREFERRED STOCKS			7,406,403

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc. Series C, 7.625%		27,600	664,608
CYS Investments, Inc. Series B, 7.50%		17,000	393,210
MFA Financial, Inc. Series B, 7.50%		22,500	554,175
			1,611,993
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%		15,000	380,250
American Homes 4 Rent Series D, 6.50%		24,500	591,920
Boston Properties, Inc. 5.25%		17,500	427,350
CBL & Associates Properties, Inc. Series D, 7.375%		7,720	189,680
Cedar Shopping Centers, Inc. Series B, 7.25%		10,000	247,400
Corporate Office Properties Trust Series L, 7.375%		12,221	311,636
DDR Corp. Series K, 6.25%		17,823	439,337
Equity Lifestyle Properties, Inc. Series C, 6.75%		39,667	1,013,492
Hospitality Properties Trust Series D, 7.125%		10,000	251,900
LaSalle Hotel Properties Series H, 7.50%		10,000	254,500
PS Business Parks, Inc. Series S, 6.45%		21,000	531,090
Public Storage Series S, 5.90%		20,000	499,000
Realty Income Corp. Series F, 6.625%		12,000	303,120
Regency Centers Corp. Series 6, 6.625%		5,510	139,568
Retail Properties America, Inc. Series A, 7.00%		24,109	603,930
Sabra Health Care REIT, Inc. Series A, 7.125%		18,495	465,149
Sun Communities, Inc. Series A, 7.125%		34,701	891,816
Taubman Centers, Inc. Series J, 6.50%		11,338	286,285
			7,827,423

TOTAL NONCONVERTIBLE PREFERRED STOCKS			9,439,416

TOTAL PREFERRED STOCKS
(Cost $14,382,420)			16,845,819
		Principal Amount(a)	Value

Bank Loan Obligations - 5.9%
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.0%
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (c)		1,471,653	1,429,608
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (c)		4,576,737	3,894,025
Tranche 2LN, term loan 10% 11/27/21 (c)		1,594,000	701,360
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (c)		902,897	901,769
			6,926,762
Automobiles - 0.0%
Chrysler Group LLC term loan 3.25% 12/31/18 (c)		750,577	751,515
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 10/31/23 (c)		4,935,000	4,953,506
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions Tranche B, term loan 3.5% 11/7/23 (c)		1,508,162	1,511,178
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (c)		7,326,517	7,245,925
Creative Artists Agency LLC Tranche B, term loan 5% 12/17/21 (c)		3,883,087	3,912,210
KC Mergersub, Inc. Tranche L 2LN, term loan 10.25% 8/13/23 (c)		1,000,000	975,000
Kuehg Corp. Tranche B 1LN, term loan 5.25% 8/13/22 (c)		2,972,487	2,989,223
Laureate Education, Inc. Tranche B, term loan 8.8679% 3/17/21 (c)		18,344,924	18,119,465
Nord Anglia Education Tranche B, term loan 5% 3/31/21 (c)		6,842,934	6,838,692
The ServiceMaster Co. Tranche B, term loan 3.1056% 11/8/23 (c)		3,000,000	2,993,130
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 4.25% 5/14/22 (c)		4,814,330	4,733,113
Tranche B 2LN, term loan 8% 5/14/23 (c)		360,000	353,700
Weight Watchers International, Inc. Tranche B 2LN, term loan 4.074% 4/2/20 (c)		4,508,944	3,439,693
			53,111,329
Hotels, Restaurants & Leisure - 0.6%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (c)		6,715,382	6,505,526
Affinity Gaming LLC Tranche B, term loan 5% 7/1/23 (c)		1,995,000	2,001,484
American Casino & Entertainment Properties LLC Tranche B, term loan 4.25% 7/7/22 (c)		1,150,742	1,154,102
Aristocrat International Pty Ltd. Tranche B 1LN, term loan 3.6312% 10/20/21 (c)		4,343,077	4,366,616
Boyd Gaming Corp. Tranche B 2LN, term loan 3.6026% 9/15/23 (c)		2,240,000	2,251,558
Burger King Worldwide, Inc. Tranche B, term loan 3.75% 12/12/21 (c)		2,820,829	2,839,333
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)		14,665,433	14,747,999
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)		16,583,725	16,573,443
CCM Merger, Inc. Tranche B, term loan 4% 8/8/21 (c)		3,191,979	3,206,599
CEC Entertainment, Inc. Tranche B, term loan 4% 2/14/21 (c)		575,000	569,250
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (c)		1,034,691	1,042,451
ClubCorp Club Operations, Inc. Tranche B, term loan 4% 12/15/22 (c)		2,000,000	2,013,120
Eldorado Resorts, Inc. Tranche B, term loan 4.25% 7/23/22 (c)		1,975,000	1,984,875
Equinox Holdings, Inc. Tranche B 1LN, term loan 5% 2/1/20 (c)		4,559,372	4,577,883
ESH Hospitality, Inc. Tranche B, term loan 3.75% 8/30/23 (c)		2,730,000	2,747,499
Fitness International LLC Tranche B, term loan 6% 7/1/20 (c)		2,500,000	2,500,000
Four Seasons Holdings, Inc. Tranche B, term loan 3.75% 11/30/23 (c)		10,195,000	10,277,885
Golden Nugget, Inc. Tranche B, term loan:
4.5% 11/21/19 (c)		4,947,086	4,993,490
4.5% 11/21/19 (c)		2,119,789	2,139,673
Graton Economic Development Authority Tranche B, term loan 4.75% 9/1/22 (c)		4,496,263	4,510,336
Hilton Worldwide Finance LLC:
Tranche B 2LN, term loan 3.0842% 10/25/23 (c)		2,828,106	2,846,488
Tranche B, term loan 3.5% 10/25/20 (c)		2,096,109	2,104,954
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (c)		3,566,345	3,545,553
Landry's Acquisition Co. Tranche B 1LN, term loan 4% 10/4/23 (c)		7,000,000	7,036,470
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (c)		989,822	995,731
LTF Merger Sub, Inc. Tranche B, term loan 4.25% 6/10/22 (c)		3,579,227	3,578,333
MGM Mirage, Inc. Tranche A, term loan 3.3556% 4/25/21 (c)		1,840,000	1,831,959
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 10/14/23 (c)		2,000,000	1,996,660
Planet Fitness Holdings, LLC. Tranche B, term loan 4.25% 3/31/21 (c)		2,488,709	2,487,166
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (c)		1,594,909	1,591,591
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (c)		3,355,818	3,366,322
Scientific Games Corp.:
Tranche B 2LN, term loan 6% 10/1/21 (c)		13,881,743	14,007,511
Tranche B, term loan 6% 10/18/20 (c)		1,494,736	1,509,683
SMG Tranche B 1LN, term loan 4.617% 2/27/20 (c)		1,545,944	1,530,485
Station Casinos LLC Tranche B, term loan 3.75% 6/8/23 (c)		6,204,450	6,254,892
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (c)		1,852,142	1,826,675
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (c)		1,493,063	1,490,570
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (c)		473,320	472,137
			149,476,302
Household Durables - 0.0%
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (c)		2,091,966	2,093,284
Internet & Direct Marketing Retail - 0.1%
Bass Pro Group LLC:
term loan 5/31/18 (r)		2,000,000	1,996,260
Tranche B, term loan 4% 6/5/20 (c)		1,971,972	1,970,336
Bass Pro Shops LLC. Tranche B, term loan 11/15/23 (r)		9,500,000	9,423,620
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 4.1373% 8/19/23 (c)		2,992,500	3,016,201
Zayo Group LLC/Zayo Capital, Inc. Tranche B, term loan 3.75% 5/6/21 (c)		680,520	682,411
			17,088,828
Leisure Products - 0.0%
SRAM LLC. Tranche B, term loan 4.0224% 4/10/20 (c)		2,766,764	2,720,089
Media - 0.6%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (c)		11,879,610	11,241,081
Altice U.S. Finance SA term loan 3.8818% 1/15/25 (c)		2,000,000	2,008,760
AMC Entertainment Holdings, Inc. Tranche B, term loan 3.3559% 12/15/23 (c)		1,000,000	1,005,000
AMC Entertainment, Inc. Tranche B, term loan 3.2853% 12/15/22 (c)		1,980,000	1,990,732
CBS Radio, Inc. term loan 4.5% 10/17/23 (c)		3,830,189	3,846,965
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5% 7/8/22 (c)		1,834,460	1,842,495
Tranche B 2LN, term loan 9.25% 7/8/23 (c)		465,000	448,725
Cengage Learning, Inc. Tranche B, term loan 5.25% 6/7/23 (c)		6,199,463	5,947,082
Charter Communication Operating LLC:
Tranche H, term loan 3.25% 8/24/21 (c)		995,000	1,000,662
Tranche I, term loan 3.5% 1/24/23 (c)		6,303,325	6,360,433
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (c)		1,474,332	1,478,018
Tranche F, term loan 3% 1/3/21 (c)		4,403,853	4,411,427
Clear Channel Communications, Inc. Tranche D, term loan 7.3556% 1/30/19 (c)		18,870,000	14,606,512
CSC Holdings LLC Tranche B, term loan 3.8761% 10/11/24 (c)		1,705,789	1,716,451
Entercom Radio, LLC Tranche B, term loan 4.5% 11/1/23 (c)		1,500,000	1,509,840
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (c)		5,155,289	4,444,581
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (c)		4,218,950	3,947,376
ION Media Networks, Inc. Tranche B, term loan:
4.5% 11/18/20 (c)		500,000	500,835
4.75% 12/18/20 (c)		1,438,474	1,440,876
JD Power & Associates Tranche B 1LN, term loan 5.25% 9/7/23 (c)		780,000	787,800
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (c)		3,634,838	3,607,577
Tranche 2LN, term loan 7.5% 7/25/22 (c)		2,880,000	2,707,200
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.5% 1/7/22 (c)		3,620,000	3,561,175
Lions Gate Entertainment Corp. term loan 10/13/23 (r)		4,000,000	4,010,000
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22 (c)		7,920,150	7,855,126
Nielsen Finance LLC Tranche B 3LN, term loan 3.0353% 10/4/23 (c)		4,750,000	4,769,808
Numericable LLC Tranche B, term loan 5.1373% 1/15/24 (c)		6,601,825	6,657,941
Proquest LLC Tranche B, term loan 5.75% 10/24/21 (c)		3,948,127	3,944,850
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (c)		14,259,001	14,071,923
Trader Corp. Tranche B 1LN, term loan 5% 9/28/23 (c)		2,500,000	2,514,575
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (c)		4,039,487	4,038,033
Virgin Media Investment Holdings Ltd. Tranche B, term loan 3.5% 6/30/23 (c)		1,013,348	1,018,729
WideOpenWest Finance LLC Tranche B, term loan 4.5% 8/19/23 (c)		11,910,000	11,923,458
Ziggo B.V.:
Tranche B 1LN, term loan 3.5% 1/15/22 (c)		1,945,681	1,945,681
Tranche B 2LN, term loan 3.5% 1/15/22 (c)		1,153,643	1,153,643
Tranche B 3LN, term loan 3.7014% 1/15/22 (c)		358,426	358,426
Ziggo Secured Finance Partnership Tranche D, term loan 3.5382% 8/31/24 (c)		4,295,000	4,299,166
			148,972,962
Multiline Retail - 0.1%
Dollar Tree, Inc. Tranche B 3LN, term loan 3.0625% 7/6/22 (c)		909,091	916,291
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (c)		17,444,250	17,567,755
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (c)		9,039,380	8,813,395
			27,297,441
Specialty Retail - 0.2%
ABB Optical Group LLC Tranche B, term loan 6.0036% 6/15/23 (c)		1,345,000	1,353,406
Academy Ltd. Tranche B, term loan 5% 7/2/22 (c)		5,191,842	4,776,495
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (c)		1,863,830	1,596,688
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (c)		418,425	398,550
J. Crew Group, Inc. Tranche B, term loan 4% 3/5/21 (c)		3,972,695	2,547,491
Outerwall, Inc.:
Tranche 2LN, term loan 9.75% 9/27/24 (c)		1,000,000	997,500
Tranche B 1LN, term loan 5.25% 9/27/23 (c)		3,000,000	3,030,930
Party City Holdings, Inc. term loan 4.2037% 8/19/22 (c)		4,721,927	4,744,356
Petco Holdings, Inc. Tranche B 1LN, term loan 5% 1/26/23 (c)		4,974,937	5,009,165
PetSmart, Inc. term loan 4% 3/11/22 (c)		14,263,814	14,302,041
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (c)(e)		2,705,816	487,047
			39,243,669
Textiles, Apparel & Luxury Goods - 0.0%
Hercules Achievement, Inc. Tranche B, term loan 5% 12/11/21 (c)		4,589,386	4,628,396

TOTAL CONSUMER DISCRETIONARY			457,264,083

CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Blue Ribbon LLC Tranche B 1LN, term loan 5% 11/13/21 (c)		5,915,288	5,732,919
Constellation Brands Canada Ho Tranche B, term loan 11/15/23 (r)		2,000,000	2,011,660
			7,744,579
Food & Staples Retailing - 0.3%
Albertson's LLC:
Tranche B 4LN, term loan 4.5% 8/25/21 (c)		18,866,158	18,878,044
Tranche B 5LN, term loan 4.75% 12/21/22 (c)		6,635,993	6,651,654
Tranche B 6LN, term loan 4.75% 6/22/23 (c)		5,908,571	5,921,511
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (c)		649,890	649,240
Tranche B 1LN, term loan 4.5% 9/26/19 (c)		5,761,574	5,769,986
Candy Intermediate Holdings, Inc. Tranche B 1LN, term loan 5.5% 6/15/23 (c)		2,992,500	2,992,500
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (c)		1,072,224	1,040,058
Focus Brands, Inc. term loan 5% 10/5/23 (c)		2,305,000	2,334,781
GOBP Holdings, Inc.:
Tranche 2LN, term loan 9.25% 10/21/22 (c)		1,129,000	1,125,240
Tranche B 1LN, term loan 5% 10/21/21 (c)		3,883,242	3,876,757
Pizza Hut Holdings LLC Tranche B, term loan 3.3046% 6/16/23 (c)		2,992,500	3,019,762
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (c)		2,913,000	2,658,113
Tranche B 1LN, term loan 4.9375% 6/30/21 (c)		3,358,035	3,358,035
Smart & Final, Inc. Tranche B, term loan 4.3046% 11/15/22 (c)		3,378,000	3,359,691
SUPERVALU, Inc. Tranche B, term loan 5.5% 3/21/19 (c)		1,040,526	1,043,522
U.S. Foods, Inc. Tranche B, term loan 4% 6/27/23 (c)		3,491,250	3,509,963
			66,188,857
Food Products - 0.0%
AdvancePierre Foods, Inc. Tranche B 1LN, term loan 4.5% 6/2/23 (c)		1,479,154	1,484,331
Chobani LLC Tranche B, term loan 5.25% 10/7/23 (c)		5,915,000	5,977,876
Hostess Brands LLC Tranche B 1LN, term loan 4% 8/3/22 (c)		1,059,300	1,065,391
JBS U.S.A. LLC Tranche B, term loan 4% 10/30/22 (c)		1,488,750	1,486,889
Keurig Green Mountain, Inc. Tranche B, term loan 5.25% 3/3/23 (c)		2,870,319	2,903,643
			12,918,130

TOTAL CONSUMER STAPLES			86,851,566

ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (c)		4,017,553	3,565,578
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (c)		2,154,274	1,538,518
Expro Finservices SARL Tranche B, term loan 5.75% 9/2/21 (c)		2,978,932	2,463,994
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (c)		1,350,974	416,276
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (c)		3,095,074	1,750,667
			9,735,033
Oil, Gas & Consumable Fuels - 0.2%
Alfred Fueling Systems, Inc. Tranche B 1LN, term loan 4.5% 6/20/21 (c)		959,178	954,382
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (c)		2,144,230	2,133,509
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (c)		2,500,000	2,718,750
Chesapeake Energy Corp. Tranche 1LN, term loan 8.5% 8/23/21 (c)		5,220,000	5,575,639
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.7528% 5/16/21 (c)		2,832,000	2,683,320
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (c)		2,588,802	2,615,985
Citgo Petroleum Corp. Tranche B, term loan 4.5% 7/29/21 (c)		526,596	526,101
Crestwood Holdings Partners LLC Tranche B, term loan 9% 6/19/19 (c)		8,135,422	7,674,387
Energy Transfer Equity LP Tranche C, term loan 4.1368% 12/2/19 (c)		2,797,824	2,798,607
Foresight Energy LLC Tranche B, term loan 6.5% 8/23/20 (c)		1,105,000	1,060,800
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (c)		8,767,547	8,570,277
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (c)		6,556,020	6,408,510
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (c)		433,949	426,355
Panda Temple Power, LLC term loan 7.25% 4/3/19 (c)		1,012,350	923,769
Peabody Energy Corp. Tranche B, term loan 0% 9/24/20 (e)		2,582,518	2,427,567
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (c)		1,695,643	1,302,814
Targa Resources Corp. term loan 5.75% 2/27/22 (c)		1,470,512	1,472,350
Western Refining, Inc. Tranche B, term loan 5.25% 11/12/20 (c)		827,116	828,671
			51,101,793

TOTAL ENERGY			60,836,826

FINANCIALS - 0.3%
Capital Markets - 0.0%
AssuredPartners, Inc. Tranche B 1LN, term loan 5.25% 10/22/22 (c)		3,570,122	3,582,760
Broadstreet Partners, Inc. term loan 5.25% 11/8/23 (c)		1,500,000	1,503,750
HarbourVest Partners LLC Tranche B, term loan 3.3811% 2/4/21 (c)		818,188	818,188
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (c)		2,505,000	2,279,550
Tranche B 1LN, term loan 4.9847% 9/11/21 (c)		1,964,090	1,929,718
			10,113,966
Diversified Financial Services - 0.1%
Delos Finance SARL Tranche B LN, term loan 3.5877% 3/6/21 (c)		4,118,000	4,140,814
Extell Boston 5.154% 8/31/21 (c)		1,316,049	1,312,759
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5877% 4/30/20 (c)		2,000,000	2,010,000
Fort Dearborn Holding Co., Inc. Tranche B, term loan 5.0312% 10/19/23 (c)		2,500,000	2,507,825
NMSC Holdings, Inc. Tranche B 1LN, term loan 6% 4/19/23 (c)		1,395,317	1,402,294
TransUnion LLC Tranche B 2LN, term loan 3.5% 4/9/21 (c)		4,931,798	4,954,682
UFC Holdings LLC:
Tranche 2LN, term loan 8.5% 8/18/24 (c)		595,000	606,900
Tranche B 1LN, term loan 5% 8/18/23 (c)		4,500,000	4,526,505
VF Holdings Corp. Tranche B 1LN, term loan 4.75% 6/30/23 (c)		1,500,000	1,503,750
			22,965,529
Insurance - 0.1%
Acrisure LLC:
Tranche B 1LN, term loan 5.75% 11/22/23 (c)		3,380,952	3,376,016
Tranche B, term loan 5.75% 11/22/23 (c)		619,048	618,144
Alliant Holdings Intermediate LLC Tranche B, term loan 4.7528% 8/14/22 (c)		3,964,962	3,960,720
Asurion LLC:
Tranche B 1LN, term loan 5% 5/24/19 (c)		623,146	625,776
Tranche B 2LN, term loan 4.3377% 7/8/20 (c)		937,475	939,988
Tranche B 2LN, term loan 8.5% 3/3/21 (c)		2,770,000	2,797,118
Tranche B 4LN, term loan 5% 8/4/22 (c)		5,905,640	5,940,070
Tranche B 5LN, term loan 4.75% 11/3/23 (c)		2,705,000	2,722,393
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (c)		5,840,331	5,844,361
Lonestar Intermediate Super Holdings LLC term loan 10% 8/31/21 pay-in-kind (c)		1,955,000	1,970,894
			28,795,480
Real Estate Management & Development - 0.1%
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (c)		160,170	159,903
Tranche B 1LN, term loan 4.25% 11/4/21 (c)		6,744,168	6,723,127
MGM Growth Properties Operating Partner LP Tranche B, term loan 3.5% 4/25/23 (c)		4,846,920	4,867,131
			11,750,161
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5.5% 2/15/18 (c)		11,148	11,148

TOTAL FINANCIALS			73,636,284

HEALTH CARE - 0.6%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. Tranche B, term loan 4.75% 8/17/21 (c)		2,604,344	2,591,323
Health Care Equipment & Supplies - 0.1%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (c)		3,366,161	3,334,182
American Renal Holdings, Inc. Tranche B 1LN, term loan 4.75% 8/20/19 (c)		1,992,040	1,970,467
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (c)		2,418,692	2,315,897
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 4.75% 6/30/21 (c)		5,845,051	5,719,792
			13,340,338
Health Care Providers & Services - 0.3%
AmSurg Corp. Tranche B, term loan 5.25% 7/16/21 (c)		2,395,930	2,395,930
Community Health Systems, Inc.:
Tranche F, term loan 4.1646% 12/31/18 (c)		878,235	850,088
Tranche G, term loan 3.75% 12/31/19 (c)		1,956,001	1,847,032
Tranche H, term loan 4% 1/27/21 (c)		13,143,830	12,407,775
Concentra, Inc. Tranche B 1LN, term loan 4.0009% 6/1/22 (c)		2,982,449	2,978,721
Emergency Medical Services Corp. Tranche B, term loan 5.75% 5/25/18 (c)		1,862,579	1,860,251
Envision Healthcare Corp. Tranche B, term loan 3.75% 11/17/23 (c)		10,530,000	10,543,163
Gold Merger Co., Inc. Tranche B, term loan 4.75% 7/27/23 (c)		855,000	857,138
HCA Holdings, Inc.:
Tranche B 6LN, term loan 3.8556% 3/18/23 (c)		7,960,000	8,023,043
Tranche B 7LN, term loan 3.5877% 2/15/24 (c)		3,000,000	3,018,330
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (c)		2,482,597	2,168,126
InVentiv Health, Inc. Tranche B, term loan 4.75% 11/9/23 (c)		10,330,000	10,352,623
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (c)		958,981	961,082
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (c)		3,529,549	3,494,254
Milk Specialties Co. Tranche B, term loan 6% 8/16/23 (c)		1,695,000	1,709,831
MPH Acquisition Holdings LLC Tranche B, term loan 5% 6/7/23 (c)		2,391,931	2,418,410
Onex Schumacher Finance LP Tranche B 1LN, term loan 5% 7/31/22 (c)		2,972,487	2,960,092
Precyse Acquisition Corp. Tranche B, term loan 6.5% 10/20/22 (c)		1,496,250	1,506,544
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 4.75% 11/3/20 (c)		1,222,458	1,219,402
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (c)		3,000,000	2,820,000
Tranche B 1LN, term loan 5.25% 12/31/22 (c)		6,392,794	5,985,254
Vizient, Inc. term loan 5% 2/11/23 (c)		3,519,412	3,550,207
			83,927,296
Health Care Technology - 0.0%
Press Ganey Holdings, Inc.:
Tranche 2LN, term loan 8.25% 10/21/24 (c)		1,000,000	1,012,500
Tranche B 1LN, term loan 4.25% 10/21/23(c)		3,000,000	3,000,000
			4,012,500
Life Sciences Tools & Services - 0.0%
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (c)		7,010,492	7,010,492
Pharmaceuticals - 0.2%
Alvogen Pharma U.S., Inc. Tranche B 1LN, term loan 6% 4/2/22 (c)		2,335,129	2,288,426
Avantor Performance Materials Holdings, Inc. Tranche B 1LN, term loan 6% 6/21/22 (c)		2,977,567	2,997,428
Endo Pharmaceuticals, Inc. Tranche B, term loan 3.75% 9/25/22 (c)		4,664,750	4,640,447
Grifols, S.A. Tranche B, term loan 3.4581% 2/27/21 (c)		1,467,657	1,478,812
Horizon Pharmaceuticals, Inc.:
term loan 5.5% 5/7/21 (c)		2,815,000	2,812,664
Tranche B, term loan 5% 5/7/21 (c)		3,031,637	3,008,900
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (c)		3,396,793	3,414,626
RPI Finance Trust term loan 3.1762% 10/14/22 (c)		1,565,000	1,578,130
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 4.36% 10/20/18 (c)		3,292,319	3,269,010
Tranche B, term loan 5.5% 4/1/22 (c)		11,062,248	10,962,024
Tranche BD 2LN, term loan 5% 2/13/19 (c)		5,224,331	5,173,969
Tranche E, term loan 5.25% 8/5/20 (c)		4,734,580	4,675,398
			46,299,834

TOTAL HEALTH CARE			157,181,783

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
Camp International Holding Co.:
Tranche 1LN, term loan 4.75% 8/18/23 (c)		2,500,000	2,498,450
Tranche 2LN, term loan 8.25% 8/18/24 (c)		295,000	300,788
DigitalGlobe, Inc. Tranche B, term loan 4.75% 1/31/20 (c)		112,880	113,516
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (c)		271,338	249,631
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (c)		1,992,366	2,012,289
TransDigm, Inc.:
Tranche C, term loan 3.8214% 2/28/20 (c)		3,119,871	3,125,893
Tranche D, term loan 3.8316% 6/4/21 (c)		5,996,594	6,011,586
Tranche E, term loan 3.75% 5/14/22 (c)		990,435	993,327
Tranche F, term loan 3.75% 6/9/23 (c)		12,331,250	12,354,433
			27,659,913
Airlines - 0.0%
American Airlines, Inc. Tranche B, term loan 3.25% 10/10/21 (c)		6,241,462	6,255,318
Building Products - 0.1%
GCP Applied Technologies, Inc. Tranche B, term loan 4.0877% 2/3/22 (c)		995,000	1,001,219
GYP Holdings III Corp. Tranche B, term loan 4.5% 4/1/21 (c)		12,331,751	12,328,668
HD Supply, Inc. Tranche B, term loan 3.63% 10/17/23 (c)		1,000,000	1,005,000
HNC Holdings, Inc. Tranche B, term loan 5.5% 10/5/23 (c)		1,480,000	1,485,550
Jeld-Wen, Inc. Tranche B 2LN, term loan 4.75% 7/1/22 (c)		2,910,000	2,933,047
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (c)		7,575,081	7,504,103
			26,257,587
Commercial Services & Supplies - 0.3%
Apollo Security Service Borrower LLC Tranche B 1LN, term loan 4.75% 5/2/22 (c)		10,304,175	10,374,140
ARAMARK Corp. Tranche F, term loan 3.3377% 2/24/21 (c)		1,474,534	1,486,050
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (c)		8,986,347	8,846,699
Garda World Security Corp.:
term loan:
4.0039% 11/8/20 (c)		8,922,620	8,760,942
5.5% 11/8/20 (c)		1,000,000	981,880
Tranche DD, term loan 4% 11/8/20(c)		1,805,794	1,773,073
GCA Services Group, Inc. Tranche B 1LN, term loan 5.9782% 3/1/23 (c)		2,238,750	2,258,339
Harland Clarke Holdings Corp.:
Tranche B 4LN, term loan 6.993% 8/4/19 (c)		800,000	795,248
Tranche B 5LN, term loan 7% 12/31/19 (c)		4,325,875	4,316,401
KAR Auction Services, Inc. Tranche B 3LN, term loan 4.375% 3/9/23 (c)		2,004,925	2,028,102
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (c)		14,180,821	13,968,108
Merrill Communications LLC Tranche B, term loan 6.25% 6/1/22 (c)		1,839,877	1,747,884
Metal Services LLC Tranche B, term loan 8.5% 6/30/19 (c)		1,097,332	1,091,845
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (c)		560,000	558,320
Tranche B 1LN, term loan 4% 12/18/20 (c)		4,365,641	4,364,419
Thomson Reuters IP&S Tranche B 1LN, term loan 4.75% 10/3/23 (c)		3,815,000	3,821,676
WTG Holdings III Corp.:
term loan 5.5% 1/15/21 (c)		1,492,500	1,494,992
Tranche B 1LN, term loan 4.75% 1/15/21 (c)		1,023,136	1,024,415
			69,692,533
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 9.5% 5/4/18 (c)		1,539,489	1,533,716
Ventia Deco LLC Tranche B, term loan 5% 5/21/22 (c)		3,164,375	3,196,019
			4,729,735
Electrical Equipment - 0.0%
Cortes NP Acquisition Corp. Tranche B, term loan 6% 9/30/23 (c)		4,455,000	4,407,688
Machinery - 0.1%
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4% 3/13/22 (c)		3,928,728	3,941,811
Rexnord LLC Tranche B, term loan 4% 8/21/20 (c)		3,243,586	3,253,057
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (c)		543,776	540,606
Wireco Worldgroup, Inc. Tranche B 1LN, term loan 6.5% 9/30/23 (c)		1,495,000	1,507,154
			9,242,628
Marine - 0.0%
American Commercial Barge Line Tranche B 1LN, term loan 9.75% 11/12/20 (c)		2,520,375	2,356,551
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (c)		2,978,800	2,740,496
			5,097,047
Professional Services - 0.0%
AlixPartners LLP term loan 4% 7/28/22 (c)		2,103,750	2,109,767
Research Now Group, Inc.:
Tranche 2LN, term loan 9.75% 3/18/22 (c)		285,000	273,600
Tranche B 1LN, term loan 5.5% 3/18/21 (c)		861,875	836,019
Science Applications International Corp. Tranche B, term loan 3.4375% 5/4/22 (c)		1,405,732	1,413,351
			4,632,737
Trading Companies & Distributors - 0.0%
Fly Funding II SARL Tranche B, term loan 3.64% 2/9/22 (c)		2,183,253	2,191,441

TOTAL INDUSTRIALS			160,166,627

INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.0%
Mitel U.S. Holdings, Inc. Tranche B, term loan 5.5% 4/29/22 (c)		1,600,140	1,609,469
Polycom, Inc. Tranche B, term loan 7.5% 9/27/23 (c)		9,415,000	9,238,469
			10,847,938
Electronic Equipment & Components - 0.1%
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (c)		2,927,723	2,921,633
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.5% 10/16/23 (c)		500,000	495,000
Tranche B 1LN, term loan 5% 10/16/22 (c)		2,403,865	2,400,860
TTM Technologies, Inc. Tranche B 1LN, term loan 5.25% 5/31/21 (c)		12,368,655	12,376,447
			18,193,940
Internet Software & Services - 0.2%
Abacus Innovations Corp. Tranche B, term loan 3.3556% 8/16/23 (c)		2,000,000	2,013,000
Ancestry.Com Operations, Inc.:
Tranche 2LN, term loan 9.25% 10/19/24 (c)		1,500,000	1,512,495
Tranche B 1LN, term loan 5.25% 10/19/23 (c)		5,000,000	5,008,350
Datapipe, Inc. Tranche B 1LN, term loan 5.75% 3/15/19 (c)		6,255,783	6,227,632
EIG Investors Corp. Tranche B 1LN, term loan 6% 2/9/23 (c)		5,900,100	5,737,848
Rackspace Hosting, Inc. term loan 5% 11/3/23 (c)		7,970,000	8,035,753
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (c)		934,699	935,868
Uber Technologies, Inc. Tranche B, term loan 5% 7/13/23 (c)		16,685,000	16,789,281
			46,260,227
IT Services - 0.2%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (c)		9,803,745	9,636,297
Computer Discount Warehouse (CDW) LLC Tranche B, term loan 3% 8/17/23 (c)		1,843,732	1,851,568
First Data Corp. Tranche B, term loan 4.3342% 7/10/22 (c)		11,661,918	11,712,180
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (c)		515,000	485,388
Tranche B 1LN, term loan 5% 6/17/21 (c)		2,638,001	2,640,190
Global Payments, Inc. Tranche B, term loan 3.0244% 4/22/23 (c)		1,250,865	1,260,246
RP Crown Parent, LLC Tranche B, term loan 4.5% 10/12/23 (c)		4,420,000	4,442,100
WEX, Inc. Tranche B, term loan 4.25% 7/1/23 (c)		3,491,250	3,523,055
Xerox Business Services LLC Tranche B, term loan 11/18/23 (r)		7,515,000	7,533,788
			43,084,812
Semiconductors & Semiconductor Equipment - 0.1%
Avago Technologies Cayman Finance Ltd. Tranche B 3LN, term loan 3.5382% 2/1/23 (c)		4,723,035	4,766,345
Cavium, Inc. Tranche B, term loan 3.75% 8/16/22 (c)		1,795,000	1,806,219
Micron Technology, Inc. Tranche B, term loan 4.36% 4/26/22 (c)		1,246,875	1,260,017
Microsemi Corp. Tranche B, term loan 3.75% 1/15/23 (c)		1,587,529	1,596,562
NXP BV Tranche D, term loan 3.3377% 1/11/20 (c)		1,843,737	1,846,963
NXP BV/NXP Funding LLC Tranche F, term loan 3.4052% 12/7/20 (c)		2,132,803	2,138,476
			13,414,582
Software - 0.3%
Applied Systems, Inc.:
Tranche B 1LN, term loan 4% 1/23/21 (c)		1,002,522	1,005,861
Tranche B 2LN, term loan 7.5% 1/23/22 (c)		114,733	115,772
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (c)		215,979	210,796
5% 9/10/20 (c)		821,485	801,975
Compuware Corp.:
term loan 9.25% 12/12/22 (c)		3,885,000	3,821,869
Tranche B 2LN, term loan 6.25% 12/15/21 (c)		2,686,041	2,686,712
Epicor Software Corp.:
Tranche B, term loan 4.75% 6/1/22 (c)		8,011,522	7,989,490
Tranche B2 1LN, term loan 5% 6/1/22 (c)		1,500,000	1,505,625
Greeneden U.S. Holdings II LLC Tranche B, term loan 11/18/23 (r)		7,000,000	7,035,000
Kronos, Inc. term loan:
5% 11/1/23 (c)		14,615,000	14,647,007
9.25% 11/1/24 (c)		9,905,000	10,141,829
Quest Software U.S. Holdings, Inc. Tranche B, term loan 7% 10/31/22 (c)		7,005,000	7,001,498
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (c)		6,419,298	6,387,202
Tranche 2LN, term loan 8% 4/9/22 (c)		3,653,000	3,598,205
SolarWinds Holdings, Inc. Tranche B, term loan 5.5% 2/5/23 (c)		2,992,500	3,011,742
Solera LLC Tranche B, term loan 5.75% 3/3/23 (c)		3,233,750	3,268,125
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (c)		4,914,744	4,920,887
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 4% 7/8/22 (c)		1,838,504	1,851,153
Tranche B 2LN, term loan 4% 7/8/22 (c)		212,135	213,595
Sybil Software LLC. Tranche B, term loan 5% 9/30/22 (c)		4,685,000	4,730,679
			84,945,022
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC Tranche B, term loan 4% 9/7/23 (c)		4,000,000	4,036,520
Oberthur Technologies Tranche B 2LN, term loan 4.5% 10/18/19 (c)		2,535,531	2,537,635
Western Digital Corp. Tranche B 1LN, term loan 4.5% 4/29/23 (c)		1,356,600	1,371,373
			7,945,528

TOTAL INFORMATION TECHNOLOGY			224,692,049

MATERIALS - 0.5%
Chemicals - 0.2%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (c)		2,754,407	2,663,511
ASP Chromaflo Intermediate Hol Tranche B 1LN, term loan 5% 11/18/23 (c)		1,820,000	1,822,275
Hilex Poly Co. LLC Tranche B 1LN, term loan 6% 12/5/21 (c)		5,066,603	5,071,670
Ineos Styrolution U.S. Holding LLC Tranche B, term loan 4.75% 9/30/21 (c)		1,455,000	1,469,550
Kraton Polymers LLC Tranche B, term loan 6% 1/6/22 (c)		3,975,000	3,996,743
MacDermid, Inc.:
term loan 5% 6/7/23 (c)		4,000,000	4,033,120
Tranche B 3LN, term loan 5.1059% 6/7/20 (c)		4,458,722	4,461,887
Nexeo Solutions LLC Tranche B, term loan 5.25% 6/9/23 (c)		857,850	863,572
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.5% 6/19/22 (c)		2,108,313	2,118,854
Tranche B 2LN, term loan 8.5% 6/19/23 (c)		175,000	173,031
The Chemours Co. LLC Tranche B, term loan 3.75% 5/12/22 (c)		1,367,323	1,349,807
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (c)		1,599,750	1,608,757
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (c)		1,012,154	1,010,787
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (c)		422,733	424,250
Univar, Inc. Tranche B, term loan 4.25% 7/1/22 (c)		1,222,650	1,227,235
			32,295,049
Containers & Packaging - 0.2%
Anchor Glass Container Corp.:
Tranche 2LN, term loan 11/22/24 (r)		1,180,000	1,194,750
Tranche B 1LN, term loan 11/22/23 (r)		2,415,000	2,425,578
Tranche B, term loan 5.2173% 7/1/22 (c)		2,680,241	2,696,993
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/21 (c)		5,688,861	5,741,483
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (c)		1,129,000	1,126,178
Tranche B 1LN, term loan 4.5% 10/1/21 (c)		7,037,573	7,071,494
Berry Plastics Corp.:
Tranche G, term loan 3.5% 1/6/21 (c)		3,552,000	3,560,063
Tranche H, term loan 3.75% 10/1/22 (c)		5,709,953	5,743,242
BWAY Holding Co. Tranche B, term loan 5.5% 8/14/20 (c)		3,950,805	3,952,939
Caraustar Industries, Inc. Tranche B, term loan 8% 5/1/19 (c)		704,608	714,592
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (c)		4,958,360	4,904,661
Printpack Holdings, Inc. Tranche B, term loan 5% 7/26/23 (c)		1,080,000	1,081,350
Reynolds Group Holdings, Inc. Tranche B, term loan 4.25% 2/5/23 (c)		14,380,000	14,450,174
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (c)		1,991,667	1,989,177
			56,652,674
Metals & Mining - 0.1%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (c)		2,581,662	1,282,776
Tranche B 2LN, term loan 8.75% 12/19/20 (c)		1,296,000	181,440
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (c)		1,593,842	1,540,049
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (c)		1,714,930	1,716,011
Gulf Finance LLC Tranche B 1LN, term loan 6.25% 8/25/23 (c)		7,385,000	7,261,892
JMC Steel Group, Inc. Tranche B, term loan 6% 6/14/21 (c)		2,446,250	2,455,423
Murray Energy Corp. Tranche B 2LN, term loan 8.25% 4/16/20 (c)		12,806,805	11,604,118
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (c)		722,000	702,744
Walter Energy, Inc. Tranche B, term loan 0% 4/1/18 (e)		2,107,367	0
			26,744,453

TOTAL MATERIALS			115,692,176

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Communications Sales & Leasing, Inc. Tranche B, term loan 4.5% 10/24/22 (c)		4,895,189	4,924,560
iStar Financial, Inc. Tranche B, term loan 5.5% 7/1/20 (c)		1,231,727	1,244,044
			6,168,604
Real Estate Management & Development - 0.1%
Americold Realty Operating Partnership LP Tranche B, term loan 5.75% 12/1/22 (c)		2,484,423	2,521,690
Realogy Group LLC Tranche B, term loan 3.75% 7/20/22 (c)		6,981,150	7,032,043
Simply Storage Management LLC 8.2375% 9/6/21 (c)		1,305,000	1,305,000
			10,858,733

TOTAL REAL ESTATE			17,027,337

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (c)		6,720,132	6,753,733
Integra Telecom Holdings, Inc.:
Tranche 2LN, term loan 9.75% 2/14/21 (c)		500,000	502,500
Tranche B 1LN, term loan 5.25% 8/14/20 (c)		5,936,127	5,939,867
Level 3 Financing, Inc.:
Tranche B 2LN, term loan 3.5% 5/31/22 (c)		3,764,000	3,789,896
Tranche B 3LN, term loan 4% 8/1/19 (c)		2,742,000	2,769,420
Tranche B 4LN, term loan 4% 1/15/20 (c)		3,011,000	3,033,583
LTS Buyer LLC Tranche B 1LN, term loan 4.0877% 4/11/20 (c)		13,188,858	13,205,344
Sable International Finance Ltd.:
Tranche B 1LN, term loan 5.5877% 12/31/22 (c)		2,475,000	2,495,765
Tranche B 2LN, term loan 5.83% 12/31/22 (c)		2,025,000	2,041,990
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (c)		5,224,000	5,054,220
Tranche B 1LN, term loan 4.75% 4/30/20 (c)		2,788,698	2,750,353
Securus Technologies, Inc. Tranche B2 1LN, term loan 5.25% 4/30/20 (c)		2,775,904	2,737,736
			51,074,407
Wireless Telecommunication Services - 0.1%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.375% 3/31/17 (c)		345,268	326,278
Tranche D 2LN, term loan 4.3377% 3/31/19 (c)		4,464,732	4,219,172
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (c)		11,760,000	11,328,761
Syniverse Holdings, Inc. Tranche B, term loan 4% 4/23/19 (c)		4,016,420	3,592,205
T-Mobile U.S.A., Inc. Tranche B, term loan 3.5% 11/9/22 (c)		1,159,786	1,170,538
Telenet Financing USD LLC Tranche B, term loan 3.549% 1/31/25 (c)		2,000,000	1,996,000
Telesat LLC Tranche B, term loan 4.5% 11/17/23 (c)		7,500,000	7,506,225
Xplornet Communications, Inc. Tranche B, term loan 7% 9/9/21 (c)		1,875,000	1,884,375
			32,023,554

TOTAL TELECOMMUNICATION SERVICES			83,097,961

UTILITIES - 0.3%
Electric Utilities - 0.2%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
6.375% 8/13/18 (c)		281,107	281,107
6.375% 8/13/19 (c)		4,243,322	4,243,322
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3.09% 5/3/20 (c)		2,973,174	2,936,009
Dynegy Finance IV, Inc. Tranche C, term loan 5% 6/27/23 (c)		7,500,000	7,531,650
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (c)		3,309,319	3,044,573
Tranche C, term loan 5.25% 3/14/21 (c)		263,000	241,960
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (c)		5,753,953	5,775,530
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (c)		4,474,671	3,395,157
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (c)		3,042,000	2,981,160
InterGen NV Tranche B, term loan 5.5% 6/13/20 (c)		7,329,827	7,027,472
Longview Power LLC Tranche B, term loan 7% 4/13/21 (c)		1,975,000	1,724,827
Tex Operations Co. LLC:
Tranche B, term loan 5% 8/4/23 (c)		6,514,286	6,574,022
Tranche C, term loan 5% 8/4/23 (c)		1,485,714	1,499,338
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (c)		583,297	582,020
			47,838,147
Gas Utilities - 0.0%
Southcross Holdings Borrower LP Tranche B, term loan 9% 4/13/23		360,654	270,490
Independent Power and Renewable Electricity Producers - 0.1%
APLP Holdings LP Tranche B, term loan 6% 4/13/23 (c)		2,806,595	2,825,315
Calpine Corp.:
Tranche B 5LN, term loan 3.59% 5/28/22 (c)		1,481,250	1,483,842
Tranche B 6LN, term loan 4% 1/1/23 (c)		3,647,438	3,668,264
Tranche B, term loan 11/3/17 (r)		4,930,000	4,911,513
Energy Future Holdings Corp. term loan 4.25% 6/30/17 (c)		8,893,000	8,935,242
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (c)		1,041,888	1,048,399
MRP Generation Holdings LLC Tranche B, term loan 8% 10/18/22 (c)		3,000,000	2,955,000
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (c)		2,738,998	2,410,318
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 8.5% 6/26/22 (c)		2,769,305	2,755,458
			30,993,351

TOTAL UTILITIES			79,101,988

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,512,561,851)			1,515,548,680

Sovereign Loan Participations - 0.0%
Indonesian Republic loan participation: (Cost $1,493,876)
Citibank 1.875% 12/14/19 (c)		703,337	689,270
Goldman Sachs 1.875% 12/14/19 (c)		602,778	590,722
Mizuho 1.875% 12/14/19 (c)		282,632	276,979
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $1,493,876)			1,556,971

Bank Notes - 0.7%
Capital One NA:
1.65% 2/5/18		$18,801,000	$18,765,823
2.95% 7/23/21		18,827,000	18,955,814
Discover Bank:
(Delaware) 3.2% 8/9/21		25,781,000	25,946,746
3.1% 6/4/20		22,584,000	22,826,575
8.7% 11/18/19		2,958,000	3,394,769
JPMorgan Chase Bank 6% 10/1/17		11,313,000	11,722,078
KeyBank NA 6.95% 2/1/28		1,977,000	2,419,937
Marshall & Ilsley Bank 5% 1/17/17		14,669,000	14,724,596
RBS Citizens NA 2.5% 3/14/19		11,319,000	11,398,131
Regions Bank 7.5% 5/15/18		24,647,000	26,515,045
UBS AG Stamford Branch 1.8% 3/26/18		24,142,000	24,146,973
Wachovia Bank NA 6% 11/15/17		2,243,000	2,335,773
TOTAL BANK NOTES
(Cost $180,558,497)			183,152,260

Preferred Securities - 0.8%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 2.5%(Reg. S) (c)(f)	EUR	$1,525,000	$1,539,476
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (f)		3,257,000	3,243,416
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Total SA 2.625% (Reg. S) (c)(f)	EUR	2,150,000	2,178,658
FINANCIALS - 0.7%
Banks - 0.7%
Allied Irish Banks PLC 7.375% (Reg. S) (c)(f)	EUR	2,390,000	2,487,376
Banco Do Brasil SA 9% (b)(c)(f)		1,265,000	1,212,274
Bank of America Corp.:
6.1% (c)(f)		8,141,000	8,243,887
6.25% (c)(f)		5,325,000	5,378,414
6.5% (c)(f)		3,000,000	3,142,993
Barclays Bank PLC 7.625% 11/21/22		35,375,000	38,907,419
Barclays PLC:
6.625% (c)(f)		19,750,000	18,004,187
7.875% (Reg. S) (c)(f)		2,300,000	2,305,601
8.25% (c)(f)		7,365,000	7,621,684
BNP Paribas SA 7.375% (b)(c)(f)		3,830,000	3,890,676
Citigroup, Inc.:
5.875% (c)(f)		4,305,000	4,350,414
5.95% (c)(f)		2,285,000	2,336,326
5.95% (c)(f)		12,150,000	11,969,327
6.125% (c)(f)		6,140,000	6,386,872
6.3% (c)(f)		7,100,000	7,057,645
Credit Agricole SA:
6.625% (b)(c)(f)		18,240,000	17,369,485
6.625% (Reg. S) (c)(f)		5,790,000	5,513,669
7.875% (b)(c)(f)		4,250,000	4,255,091
8.125% 9/19/33 (Reg. S) (c)		2,500,000	2,712,462
Intesa Sanpaolo SpA 7% (Reg. S) (c)(f)	EUR	2,180,000	2,254,605
JPMorgan Chase & Co.:
5.3% (c)(f)		1,495,000	1,516,516
6% (c)(f)		7,955,000	8,077,438
6.1% (c)(f)		2,440,000	2,474,093
Royal Bank of Scotland Group PLC:
7.5% (c)(f)		6,490,000	5,940,133
8.625% (c)(f)		3,665,000	3,659,286
			177,067,873
Consumer Finance - 0.0%
American Express Co. 4.9% (c)(f)		4,625,000	4,436,174
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (b)(f)		650,000	600,184
8.625% (Reg. S) (f)		200,000	184,672
			784,856

TOTAL FINANCIALS			182,288,903

INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (b)(f)		7,285,000	4,287,663
7.5% (Reg. S) (f)		100,000	58,857
			4,346,520
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (f)		2,600,000	1,516,500
TOTAL PREFERRED SECURITIES
(Cost $199,284,605)			195,113,473
		Shares	Value

Money Market Funds - 4.4%
Fidelity Cash Central Fund, 0.39% (s)
(Cost $1,116,517,077)		1,116,494,278	1,116,717,577
		Maturity Amount(a)	Value

Cash Equivalents - 0.4%
Investments in repurchase agreements in a joint trading account at 0.32%, dated 11/30/16 due 12/1/16 (Collateralized by U.S. Government Obligations) #
(Cost $87,621,000)		87,621,779	87,621,000

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount(a)	Value
Put Options - 0.0%
Option on a credit default swap with JP Morgan Chase Bank, N.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 26 Index expiring December 2021, exercise rate 3.50%	12/21/16	15,100,000	$94,094
Option on a credit default swap with Morgan Stanley Capital Group, Inc. to buy protection on the 5-Year iTraxx Europe Crossover Series 26 expiring December 2021, exercise rate 3.50%	12/21/16	48,050,000	299,419

TOTAL PUT OPTIONS			393,513

TOTAL PURCHASED SWAPTIONS
(Cost $927,444)			393,513
TOTAL INVESTMENT PORTFOLIO - 105.2%
(Cost $26,951,019,154)			26,915,311,661
NET OTHER ASSETS (LIABILITIES) - (5.2)%			(1,324,703,296)
NET ASSETS - 100%			$25,590,608,365

TBA Sale Commitments
	Principal Amount(a)	Value
Fannie Mae
3% 12/1/46	$(27,900,000)	$(27,753,960)
3% 12/1/46	(45,300,000)	(45,062,882)
3.5% 12/1/46	(67,100,000)	(68,835,166)
3.5% 12/1/46	(49,850,000)	(51,139,091)
3.5% 12/1/46	(96,400,000)	(98,892,846)
4% 12/1/46	(99,000,000)	(104,143,357)
4% 12/1/46	(99,000,000)	(104,143,357)
4% 12/1/46	(6,200,000)	(6,522,109)
TOTAL TBA SALE COMMITMENTS
(Proceeds $508,397,633)		$(506,492,768)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
35 ASX 10 Year Treasury Bond Index Contracts (Australia)	Dec. 2016	$3,330,303	$(173,956)
16 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	Dec. 2016	2,973,685	(239,453)
4 ICE Long Gilt Contracts (United Kingdom)	March 2017	617,342	2,024
3 TSE 10 Year Japanese Government Bond Index Contracts (Japan)	Dec. 2016	3,948,079	(21,957)
TOTAL BOND INDEX CONTRACTS			(433,342)
Treasury Contracts
158 CBOT 10-Year U.S. Treasury Note Contracts (United States)	March 2017	19,673,469	(54,082)
221 CBOT 2-Year U.S. Treasury Note Contracts (United States)	March 2017	47,915,563	(21,968)
184 CBOT 5-Year U.S. Treasury Note Contracts (United States)	March 2017	21,683,250	(49,243)
29 CBOT Long Term U.S. Treasury Bond Contracts (United States)	March 2017	4,387,156	(12,500)
21 CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	March 2017	2,823,188	(4,966)
3 CBOT Ultra Long Term U.S. Treasury Note Contracts (United States)	March 2017	484,219	(897)
69 TME 10 Year Canadian Note Contracts (Canada)	March 2017	7,133,715	(19,087)
TOTAL TREASURY CONTRACTS			(162,743)

TOTAL PURCHASED			(596,085)

Sold
Bond Index Contracts
188 Eurex Euro-Bobl Contracts (Germany)	Dec. 2016	26,187,664	(23,559)
27 Eurex Euro-Bund Contracts (Germany)	Dec. 2016	4,608,885	48,477
160 ICE Medium Gilt Contracts (United Kingdom)	March 2017	22,974,034	(42,565)
TOTAL BOND INDEX CONTRACTS			(17,647)
Treasury Contracts
539 CBOT 10-Year U.S. Treasury Note Contracts (United States)	March 2017	67,113,922	200,993
148 CBOT 2-Year U.S. Treasury Note Contracts (United States)	March 2017	32,088,250	18,211
31 CBOT 5-Year U.S. Treasury Note Contracts (United States)	March 2017	3,653,156	8,172
44 CBOT Long Term U.S. Treasury Bond Contracts (United States)	March 2017	6,656,375	21,905
TOTAL TREASURY CONTRACTS			249,281

TOTAL SOLD			231,634

TOTAL FUTURES CONTRACTS			$(364,451)

The face value of futures purchased as a percentage of Net Assets is 0.4%

The face value of futures sold as a percentage of Net Assets is 0.6%

Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/(Depreciation)
12/2/16	EUR	BNP Paribas	Buy	2,075,000	$2,192,694	$6,495
1/9/17	CZK	Citibank, N.A.	Sell	939,600,000	38,821,634	1,834,782
2/15/17	AUD	BNP Paribas	Sell	94,000	70,818	1,530
2/15/17	CAD	JPMorgan Chase Bank, N.A.	Sell	387,000	287,361	(1,000)
2/15/17	EUR	BNP Paribas	Buy	152,000	161,961	(232)
2/15/17	EUR	BNP Paribas	Sell	1,036,000	1,099,024	(3,290)
2/15/17	EUR	BNP Paribas	Sell	3,419,000	3,631,655	(6,195)
2/15/17	EUR	BNP Paribas	Sell	119,822,000	129,288,178	1,796,371
2/15/17	EUR	Citibank, N.A.	Sell	4,159,000	4,415,103	(10,115)
2/15/17	EUR	JPMorgan Chase Bank, N.A.	Sell	154,000	165,050	1,192
2/15/17	EUR	JPMorgan Chase Bank, N.A.	Sell	256,000	274,341	1,954
2/15/17	EUR	JPMorgan Chase Bank, N.A.	Sell	682,000	728,092	2,437
2/15/17	GBP	BNP Paribas	Buy	188,000	235,067	627
2/15/17	GBP	Goldman Sachs Bank USA	Sell	42,129,000	52,377,090	(439,616)
2/15/17	JPY	Barclays Bank PLC	Sell	6,900,000	63,664	3,111
2/15/17	JPY	Citibank, N.A.	Sell	900,000	8,157	(259)
2/15/17	JPY	JPMorgan Chase Bank, N.A.	Buy	1,250,000	11,462	(493)
TOTAL FOREIGN CURRENCY CONTRACTS						$3,187,299

*Contract amount in U.S. Dollars unless otherwise noted

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty(2)	Fixed Payment Received/(Paid)	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1)%	EUR $8,300,000	$(31,345)	$0	$(31,345)
Carlsberg Breweries A/S		Jun. 2020	JPMorgan Chase Bank, N.A.	(1%)	EUR 2,600,000	(57,779)	22,659	(35,120)
Carlsberg Breweries A/S		Dec. 2020	Citibank, N.A.	(1%)	EUR 2,600,000	(57,934)	(8,065)	(65,999)
Gas Natural Capital Markets SA		Jun. 2021	BNP Paribas SA	(1%)	EUR 1,400,000	(14,693)	1,399	(13,294)
Gas Natural Capital Markets SA		Dec. 2021	Credit Suisse International	(1%)	EUR 4,500,000	(32,202)	11,761	(20,441)
Kering SA		Sep. 2018	Morgan Stanley Capital Group, Inc.	(1%)	EUR 3,500,000	(59,530)	5,491	(54,039)
Metro AG		Dec. 2021	JPMorgan Chase Bank, N.A.	(1%)	EUR 2,800,000	4,313	(30,456)	(26,143)
Societe Generale		Jun. 2021	Goldman Sachs Bank USA	(1%)	EUR 1,450,000	62,061	(61,214)	847
Societe Generale		Dec. 2021	Barclays Bank PLC	(1%)	EUR 6,500,000	350,368	(351,247)	(879)
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	EUR 1,550,000	102,201	(146,481)	(44,280)
TOTAL BUY PROTECTION						265,460	(556,153)	(290,693)
Sell Protection
5-Year iTraxx Europe Senior Financial Series 25 Index	NR	Jun. 2021	ICE	1%	EUR 8,300,000	68,127	0	68,127
Deutsche Bank AG	BB+	Dec. 2016	JPMorgan Chase Bank, N.A.	1%	EUR 1,400,000	605	1,563	2,168
Deutsche Bank AG	BB+	Dec. 2017	Barclays Bank PLC	1%	EUR 3,550,000	(101,418)	185,481	84,063
TOTAL SELL PROTECTION						(32,686)	187,044	154,358

TOTAL CREDIT DEFAULT SWAPS						$232,774	$(369,109)	$(136,335)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
LCH	Dec. 2026	$17,400,000	3-month LIBOR	1.75%	$1,081,796	$0	$1,081,796
LCH	Dec. 2046	3,100,000	3-month LIBOR	2.25%	438,404	0	438,404
TOTAL INEREST RATE SWAPS					$1,520,200	$0	$1,520,200

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,621,238,336 or 10.2% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Non-income producing - Security is in default.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,421,560.

 (i) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,997,655.

 (j) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $137,895.

 (k) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $10,838,442.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (n) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (o) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (p) Non-income producing

 (q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $681,618 or 0.0% of net assets.

 (r) The coupon rate will be determined upon settlement of the loan after period end.

 (s) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Warrior Met Coal LLC Class A	2/20/15	$3,177,225

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,666,889
Total	$1,666,889

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$761,292	$761,292	$--	$--
Energy	10,168,526	9,486,908	--	681,618
Financials	1,611,993	1,611,993	--	--
Health Care	85	85	--	--
Materials	2,836,048	2,836,048	--	--
Real Estate	8,570,478	8,570,478	--	--
Telecommunication Services	357,610	323,010	--	34,600
Utilities	196,513	--	--	196,513
Corporate Bonds	10,208,575,412	--	10,208,574,739	673
U.S. Government and Government Agency Obligations	6,802,778,674	--	6,802,778,674	--
U.S. Government Agency - Mortgage Securities	4,535,051,297	--	4,535,051,297	--
Asset-Backed Securities	163,030,643	--	157,821,602	5,209,041
Collateralized Mortgage Obligations	487,973,206	--	487,745,729	227,477
Commercial Mortgage Securities	950,741,256	--	944,840,334	5,900,922
Municipal Securities	429,629,766	--	429,629,766	--
Foreign Government and Government Agency Obligations	212,925,388	--	211,565,388	1,360,000
Bank Loan Obligations	1,515,548,680	--	1,509,424,630	6,124,050
Sovereign Loan Participations	1,556,971	--	--	1,556,971
Bank Notes	183,152,260	--	183,152,260	--
Preferred Securities	195,113,473	--	195,113,473	--
Money Market Funds	1,116,717,577	1,116,717,577	--	--
Cash Equivalents	87,621,000	--	87,621,000	--
Purchased Swaptions	393,513	--	393,513	--
Total Investments in Securities:	$26,915,311,661	$1,140,307,391	$25,753,712,405	$21,291,865
Derivative Instruments:
Assets
Foreign Currency Contracts	$3,648,499	$--	$3,648,499	$--
Futures Contracts	299,782	299,782	--	--
Swaps	2,107,875	--	2,107,875	--
Total Assets	$6,056,156	$299,782	$5,756,374	$--
Liabilities
Foreign Currency Contracts	$(461,200)	$--	$(461,200)	$--
Futures Contracts	(664,233)	(664,233)	--	--
Swaps	(354,901)	--	(354,901)	--
Total Liabilities	$(1,480,334)	$(664,233)	$(816,101)	$--
Total Derivative Instruments:	$4,575,822	$(364,451)	$4,940,273	$--
Other Financial Instruments:
TBA Sale Commitments	$(506,492,768)	$--	$(506,492,768)	$--
Total Other Financial Instruments:	$(506,492,768)	$--	$(506,492,768)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$87,621,000 due 12/01/16 at 0.32%
Commerz Markets LLC	$87,621,000
$87,621,000

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $26,910,930,758. Net unrealized appreciation aggregated $4,380,903, of which $477,022,504 related to appreciated investment securities and $472,641,601 related to depreciated investment securities.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 27, 2017